Nationwide(R) VLI
Separate Account-2
  June 30, 2002

[THE BEST OF AMERICA(R) LOGO]
   Life Planning Series(R)


                                      2002
                               SEMI-ANNUAL REPORT


                                                    [NATIONWIDE(R) LOGO]
                                              Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio

                                [NATIONWIDE(R) LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                            [JOSEPH J. GASPER PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2002 semi-annual report of the Nationwide VLI Separate Account-2.

Much has been written and reported recently about the breakdown of ethics and integrity of U.S. Corporations. While we avoid passing judgement, publicly known facts of the recent failures offer grim indictments that are as inexcusable as they are sensational. It is no small wonder that public confidence has been rattled. We at Nationwide acknowledge our responsibility to adhere to the highest ethical standards in every aspect of our corporate behavior. We emphasize and promote our corporate values throughout our organization and endeavor to demonstrate them daily in all our affairs. We know that we will be judged by our actions, not our words. We know also that it is going to take the collective right actions of the entire business community to regain the public trust. We ask that you watch us as we do our part.

It continues to be a challenging market for equity investors. Investor trepidation and uncertainty about corporate earnings contribute to the disconnect of the equity markets from the more sanguine economic environment. We believe this will be corrected over time. If history is any guide, we know that a bear market has preceded every bull market, and that neither is perpetual.

Nationwide continues to invest in new products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your confidence in Nationwide, and in our life insurance and annuity products. Be assured that your personal satisfaction with our products and service is our foremost priority.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 15, 2002

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-2. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 56. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes Investment activity for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 44, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2002
                                   (UNAUDITED)


ASSETS:

   Investments at fair value:

      American Century VP - Balanced Fund-Class I (ACVPBal)
         791,574 shares (cost $5,798,988) .....................................................            $  4,773,192

      American Century VP - Capital Appreciation Fund-Class I (ACVPCapAp)
         2,018,312 shares (cost $20,456,377) ..................................................              13,603,423

      American Century VP - Income & Growth Fund-Class I (ACVPIncGr)
         615,854 shares (cost $4,331,498) .....................................................               3,535,003

      American Century VP - International Fund-Class I (ACVPInt)
         2,091,226 shares (cost $16,300,017) ..................................................              13,070,160

      American Century VP - Value Fund-Class I (ACVPVal)
         1,900,986 shares (cost $13,693,484) ..................................................              12,793,633

      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         122,357 shares (cost $1,370,281) .....................................................               1,021,684

      Credit Suisse Trust - International Focus Portfolio (CSIntEq)
         789,762 shares (cost $6,612,988) .....................................................               6,483,943

      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         1,164,362 shares (cost $16,183,209)  .................................................              12,773,047

      Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)
         362,162 shares (cost $4,992,807) .....................................................               4,570,481

      Dreyfus IP - European Equity Portfolio (DryEuroEq)
         5,480 shares (cost $55,417) ..........................................................                  53,867

      Dreyfus IP - Small Cap Stock Index Portfolio-Service Class (DrySmCapIxS)
         4 shares (cost $42) ..................................................................                      41

      Dreyfus Stock Index Fund (DryStkIx)
         2,942,769 shares (cost $95,473,328) ..................................................              74,422,619

      Dreyfus VIF - Appreciation Portfolio (DryVIFApp)
         201,098 shares (cost $7,545,257) .....................................................               6,423,068

      Dreyfus VIF - Growth and Income Portfolio (DryVIFGrInc)
         131,567 shares (cost $3,140,201) .....................................................               2,407,676

      Federated IS - Federated Quality Bond Fund II-Primary Shares (FedQualBd)
         53,947 shares (cost $585,809) ........................................................                 592,874

      Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         3,444,503 shares (cost $82,792,622) ..................................................              70,681,202

      Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
         3,413,463 shares (cost $153,011,381) .................................................              92,436,587


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


      Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
         2,799,720 shares (cost $20,437,466) ..................................................              15,342,467

      Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         1,255,216 shares (cost $20,242,241) ..................................................              16,857,557

      Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
         1,844,080 shares (cost $29,835,510) ..................................................              23,604,225

      Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
         2,524,716 shares (cost $61,526,102) ..................................................              50,014,622

      Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
         269,126 shares (cost $5,040,601) .....................................................               3,498,640

      Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
         173,474 shares (cost $1,209,620) .....................................................               1,196,970

      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)
         17 shares (cost $172) ................................................................                     167

      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         449 shares (cost $4,220)..............................................................                   3,917

      Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
         80,996 shares (cost $283,505) ........................................................                 230,028

      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)
         147 shares (cost $1,250) .............................................................                   1,180

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         1,631,627 shares (cost $19,275,204) ..................................................              19,351,092

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         1,777,212 shares (cost $36,832,057) ..................................................              15,532,837

      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         12,310 shares (cost $121,769) ........................................................                 114,973

      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         12,598 shares (cost $126,380) ........................................................                 125,102

      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         10,984 shares (cost $109,037) ........................................................                 105,228

      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         47,082 shares (cost $469,715) ........................................................                 445,395

      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         2,044 shares (cost $20,366) ..........................................................                  19,970

      Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
         3,636 shares (cost $21,747) ..........................................................                  20,654

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         52,422,782 shares (cost $52,422,782) .................................................              52,422,782

      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         6,715 shares (cost $75,066) ..........................................................                  73,328

      Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
         99,300 shares (cost $1,392,886) ......................................................               1,157,838

      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         1,526,723 shares (cost $15,703,916) ..................................................              13,542,029

      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         1,364,107 shares (cost $27,318,776) ..................................................              24,322,036

      Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
         7,684,071 shares (cost $112,605,771) .................................................              71,231,337

      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         371 shares (cost $3,216) .............................................................                   3,008

      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         128,734 shares (cost $2,669,680) .....................................................               2,456,248

      Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
         389,616 shares (cost $1,570,451) .....................................................               1,118,198

      Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
         128,352 shares (cost $2,668,336) .....................................................               2,617,103

      MAS GVIT Multi Sector Bond Fund - Class I (MGVITMultiSec)
         75,906 shares (cost $698,581) ........................................................                 687,710

      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         5,605 shares (cost $52,057) ..........................................................                  46,917

      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         1,749,745 shares (cost $21,211,680) ..................................................              16,185,140

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         176,115 shares (cost $2,708,881) .....................................................               2,275,404

      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         483,989 shares (cost $6,386,197) .....................................................               6,330,574

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         1,507,694 shares (cost $24,953,491) ..................................................              20,429,260

      Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
         38,801 shares (cost $1,448,839) ......................................................               1,299,842

      Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
         1,277,090 shares (cost $14,205,792) ..................................................              13,562,694

      Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
         461,513 shares (cost $19,863,106) ....................................................              13,573,110

      Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
         1,410,304 shares (cost $36,549,423) ..................................................              29,757,418

      Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
         54,444 shares (cost $1,049,172) ......................................................                 954,951

      Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
         980,601 shares (cost $15,774,188) ....................................................              13,395,005

      Strong GVIT Mid Cap Growth Fund - Class I (SGVITMdCpGr)
         118,588 shares (cost $1,169,143) .....................................................               1,048,322

      Strong Opportunity Fund II, Inc. (StOpp2)
         2,135,116 shares (cost $46,647,139) ..................................................              35,229,417

      Strong VIF - Strong Discovery Fund II (StDisc2)
         664,137 shares (cost $6,641,700) .....................................................               6,541,751


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED


      Strong VIF - Strong International Stock Fund II (StIntStk2)
         310,118 shares (cost $2,185,018) .....................................................               2,108,805

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         478,833 shares (cost $17,135,259) ....................................................              10,582,210

      Turner GVIT Growth Focus Fund - Class I (TurnGVITGro)
         60,291 shares (cost $177,357) ........................................................                 142,287

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         303,512 shares (cost $3,065,268) .....................................................               3,138,319

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         597,851 shares (cost $5,495,735) .....................................................               5,189,348

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         358,276 shares (cost $4,285,714) .....................................................               4,152,421

      Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
         217,619 shares (cost $1,581,490) .....................................................               1,512,454

      Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)
         858,720 shares (cost $10,662,915) ....................................................              11,455,327
                                                                                                           ------------

            Total Investments .................................................................             834,650,117

   Accounts Receivable ........................................................................                  17,676
                                                                                                           ------------

            Total Assets ......................................................................             834,667,793

ACCOUNTS PAYABLE ..............................................................................                      --
                                                                                                           ------------

CONTRACT OWNERS' EQUITY .......................................................................            $834,667,793
                                                                                                           ============


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)


                                                                      TOTAL                                    ACVPBAL
                                                  ---------------------------------------------    --------------------------------
                                                       2002            2001            2000          2002        2001        2000
                                                  -------------    ------------    ------------    --------    --------    --------
INVESTMENT ACTIVITY:
 Reinvested dividends .........................   $   8,897,003      11,817,217      10,647,691     129,042     149,365     142,767
 Mortality and expense risk charges (note 3) ..      (3,398,828)     (3,887,809)     (4,466,530)    (18,126)    (20,162)    (21,765)
                                                  -------------    ------------    ------------    --------    --------    --------
  Net investment income .......................       5,498,175       7,929,408       6,181,161     110,916     129,203     121,002
                                                  -------------    ------------    ------------    --------    --------    --------

 Proceeds from mutual funds shares sold .......     327,556,524     396,705,796     457,300,441     419,538     395,858     737,482
 Cost of mutual fund shares sold ..............    (356,397,981)   (447,032,183)   (404,922,800)   (509,219)   (486,300)   (787,206)
                                                  -------------    ------------    ------------    --------    --------    --------
  Realized gain (loss) on investments .........     (28,841,457)    (50,326,387)     52,377,641     (89,681)    (90,442)    (49,724)
 Change in unrealized gain (loss)
  on investments ..............................     (67,093,660)    (83,768,778)    (97,762,251)   (354,737)   (326,077)   (121,933)
                                                  -------------    ------------    ------------    --------    --------    --------
  Net gain (loss) on investments ..............     (95,935,117)   (134,095,165)    (45,384,610)   (444,418)   (416,519)   (171,657)
                                                  -------------    ------------    ------------    --------    --------    --------
 Reinvested capital gains .....................       2,865,705      49,600,784      56,110,445          --     177,314      89,905
                                                  -------------    ------------    ------------    --------    --------    --------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........   $ (87,571,237)    (76,564,973)     16,906,996    (333,502)   (110,002)     39,250
                                                  =============    ============    ============    ========    ========    ========


                                                                 ACVPCAPAP
                                                  ---------------------------------------
                                                     2002           2001          2000
                                                  ----------    -----------    ----------
INVESTMENT ACTIVITY:
 Reinvested dividends .........................           --             --            --
 Mortality and expense risk charges (note 3) ..      (59,358)       (88,095)     (102,710)
                                                  ----------    -----------    ----------
  Net investment income .......................      (59,358)       (88,095)     (102,710)
                                                  ----------    -----------    ----------

 Proceeds from mutual funds shares sold .......    1,674,094      5,260,429     9,712,823
 Cost of mutual fund shares sold ..............   (4,123,834)    (8,626,841)   (6,263,802)
                                                  ----------    -----------    ----------
  Realized gain (loss) on investments .........   (2,449,740)    (3,366,412)    3,449,021
 Change in unrealized gain (loss)
  on investments ..............................      890,558     (8,080,912)     (364,842)
                                                  ----------    -----------    ----------
  Net gain (loss) on investments ..............   (1,559,182)   (11,447,324)    3,084,179
                                                  ----------    -----------    ----------
 Reinvested capital gains .....................           --      7,598,012       750,781
                                                  ----------    -----------    ----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........   (1,618,540)    (3,937,407)    3,732,250
                                                  ==========    ===========    ==========


                                                               ACVPINCGR                                 ACVPINT
                                                  -----------------------------------    ----------------------------------------
                                                     2002        2001         2000          2002           2001           2000
                                                  ---------    --------    ----------    ----------    -----------    -----------
INVESTMENT ACTIVITY:
 Reinvested dividends .........................   $  40,246      35,914        25,931        99,034         16,208         31,996
 Mortality and expense risk charges (note 3) ..     (14,658)    (16,102)      (16,144)      (50,526)       (73,444)      (101,820)
                                                  ---------    --------    ----------    ----------    -----------    -----------
  Net investment income .......................      25,588      19,812         9,787        48,508        (57,236)       (69,824)
                                                  ---------    --------    ----------    ----------    -----------    -----------

 Proceeds from mutual funds shares sold .......     532,042     508,067     4,654,387     3,210,560     14,792,567     12,336,395
 Cost of mutual fund shares sold ..............    (666,858)   (597,607)   (4,369,751)   (5,061,710)   (19,385,893)    (8,094,634)
                                                  ---------    --------    ----------    ----------    -----------    -----------
  Realized gain (loss) on investments .........    (134,816)    (89,540)      284,636    (1,851,150)    (4,593,326)     4,241,761
 Change in unrealized gain (loss)
  on investments ..............................    (321,264)   (116,468)     (502,325)    1,113,898     (1,673,603)    (6,567,737)
                                                  ---------    --------    ----------    ----------    -----------    -----------
  Net gain (loss) on investments ..............    (456,080)   (206,008)     (217,689)     (737,252)    (6,266,929)    (2,325,976)
                                                  ---------    --------    ----------    ----------    -----------    -----------
 Reinvested capital gains .....................          --          --            --            --      1,789,528        478,387
                                                  ---------    --------    ----------    ----------    -----------    -----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........   $(430,492)   (186,196)     (207,902)     (688,744)    (4,534,637)    (1,917,413)
                                                  =========    ========    ==========    ==========    ===========    ===========


                                                                  ACVPVAL
                                                   -----------------------------------------
                                                     2002           2001           2000
                                                  -----------    -----------    -----------
INVESTMENT ACTIVITY:
 Reinvested dividends .........................       104,776         89,617         34,989
 Mortality and expense risk charges (note 3) ..       (47,360)       (27,362)       (10,656)
                                                  -----------    -----------    -----------
  Net investment income .......................        57,416         62,255         24,333
                                                  -----------    -----------    -----------

 Proceeds from mutual funds shares sold .......    12,745,259     23,551,844     12,746,083
 Cost of mutual fund shares sold ..............   (12,489,786)   (23,312,078)   (12,957,521)
                                                  -----------    -----------    -----------
  Realized gain (loss) on investments .........       255,473        239,766       (211,438)
 Change in unrealized gain (loss)
  on investments ..............................    (1,620,586)        45,947        100,772
                                                  -----------    -----------    -----------
  Net gain (loss) on investments ..............    (1,365,113)       285,713       (110,666)
                                                  -----------    -----------    -----------
 Reinvested capital gains .....................       677,932             --         89,531
                                                  -----------    -----------    -----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........      (629,765)       347,968          3,198
                                                  ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                CSGPVEN                                    CSINTEQ
                                                  --------------------------------------    ---------------------------------------
                                                    2002          2001           2000          2002          2001          2000
                                                  ---------    ----------    -----------    ----------    -----------    ----------
INVESTMENT ACTIVITY:
 Reinvested dividends .........................   $      --            --             --            --             --            --
 Mortality and expense risk charges (note 3) ..      (4,830)       (9,135)       (13,087)      (24,438)       (30,518)      (43,734)
                                                  ---------    ----------    -----------    ----------    -----------    ----------
  Net investment income .......................      (4,830)       (9,135)       (13,087)      (24,438)       (30,518)      (43,734)
                                                  ---------    ----------    -----------    ----------    -----------    ----------

 Proceeds from mutual funds shares sold .......     562,845     3,056,688     10,053,642     8,903,046     19,289,917     3,296,098
 Cost of mutual fund shares sold ..............    (828,271)   (4,164,146)    (9,277,604)   (8,660,661)   (22,470,292)   (2,495,405)
                                                  ---------    ----------    -----------    ----------    -----------    ----------
  Realized gain (loss) on investments .........    (265,426)   (1,107,458)       776,038       242,385     (3,180,375)      800,693
 Change in unrealized gain (loss)
  on investments ..............................      72,963       588,162       (705,531)     (280,110)     1,767,184    (1,866,958)
                                                  ---------    ----------    -----------    ----------    -----------    ----------
  Net gain (loss) on investments ..............    (192,463)     (519,296)        70,507       (37,725)    (1,413,191)   (1,066,265)
                                                  ---------    ----------    -----------    ----------    -----------    ----------
 Reinvested capital gains .....................          --            --             --            --             --            --
                                                  ---------    ----------    -----------    ----------    -----------    ----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........   $(197,293)     (528,431)        57,420       (62,163)    (1,443,709)   (1,109,999)
                                                  =========    ==========    ===========    ==========    ===========    ==========


                                                                  CSSMCAPGR
                                                  ----------------------------------------
                                                     2002           2001           2000
                                                  ----------    -----------    -----------
INVESTMENT ACTIVITY:
 Reinvested dividends .........................           --             --             --
 Mortality and expense risk charges (note 3) ..      (57,180)       (77,229)      (118,332)
                                                  ----------    -----------    -----------
  Net investment income .......................      (57,180)       (77,229)      (118,332)
                                                  ----------    -----------    -----------

 Proceeds from mutual funds shares sold .......    6,518,764      7,701,480     22,914,310
 Cost of mutual fund shares sold ..............   (9,888,710)   (14,135,875)   (13,788,445)
                                                  ----------    -----------    -----------
  Realized gain (loss) on investments .........   (3,369,946)    (6,434,395)     9,125,865
 Change in unrealized gain (loss)
  on investments ..............................     (365,279)     2,884,716    (10,630,706)
                                                  ----------    -----------    -----------
  Net gain (loss) on investments ..............   (3,735,225)    (3,549,679)    (1,504,841)
                                                  ----------    -----------    -----------
 Reinvested capital gains .....................           --             --             --
                                                  ----------    -----------    -----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........   (3,792,405)    (3,626,908)    (1,623,173)
                                                  ==========    ===========    ===========


                                                            DRYMIDCAPIX                             DRYEUROEQ
                                                  -----------------------------------    --------------------------------
                                                      2002          2001       2000        2002          2001      2000
                                                  -----------    ----------   ------    --------    ----------    ------
INVESTMENT ACTIVITY:
 Reinvested dividends .........................   $     6,120         7,404       166          --           246        --
 Mortality and expense risk charges (note 3) ..       (15,487)       (8,227)      (59)       (273)         (986)      (16)
                                                  -----------    ----------    ------    --------    ----------    ------
  Net investment income .......................        (9,367)         (823)      107        (273)         (740)      (16)
                                                  -----------    ----------    ------    --------    ----------    ------

 Proceeds from mutual funds shares sold .......     5,115,828     3,962,107       228     769,533     2,605,229     9,761
 Cost of mutual fund shares sold ..............    (4,892,092)   (4,119,954)     (223)   (771,153)   (2,580,731)   (9,685)
                                                  -----------    ----------    ------    --------    ----------    ------
  Realized gain (loss) on investments .........       223,736      (157,847)        5      (1,620)       24,498        76
 Change in unrealized gain (loss)
  on investments ..............................      (469,277)       84,127    (2,927)     (2,189)       (7,368)      276
                                                  -----------    ----------    ------    --------    ----------    ------
  Net gain (loss) on investments ..............      (245,541)      (73,720)   (2,922)     (3,809)       17,130       352
                                                  -----------    ----------    ------    --------    ----------    ------
 Reinvested capital gains .....................        14,741            --        --          --            --        --
                                                  -----------    ----------    ------    --------    ----------    ------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........   $  (240,167)      (74,543)   (2,815)     (4,082)       16,390       336
                                                  ===========       =======    ======      ======        ======       ===


                                                                DRYSMCAPLXS
                                                      -------------------------------
                                                       2002          2001        2000
                                                      -----         -----       -----
INVESTMENT ACTIVITY:
 Reinvested dividends .........................          --            --          --
 Mortality and expense risk charges (note 3) ..          --            --          --
                                                      -----         -----       -----
  Net investment income .......................          --            --          --
                                                      -----         -----       -----

 Proceeds from mutual funds shares sold .......          --            --          --
 Cost of mutual fund shares sold ..............          --            --          --
                                                      -----         -----       -----
  Realized gain (loss) on investments .........          --            --          --
 Change in unrealized gain (loss)
  on investments ..............................          (1)           --          --
                                                      -----         -----       -----
  Net gain (loss) on investments ..............          (1)           --          --
                                                      -----         -----       -----
 Reinvested capital gains .....................          --            --          --
                                                      -----         -----       -----
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........          (1)           --          --
                                                      =====         =====       =====

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)


                                                                  DRYSTKIX                                DRYVIFAPP
                                                  -----------------------------------------    ----------------------------------
                                                      2002           2001           2000        2002        2001          2000
                                                  ------------    ----------    -----------    --------    --------    ----------
INVESTMENT ACTIVITY:
 Reinvested dividends .........................   $    502,477       480,033        522,388         440         911           382
 Mortality and expense risk charges (note 3) ..       (299,111)     (345,325)      (404,100)    (25,368)    (25,676)      (29,394)
                                                  ------------    ----------    -----------    --------    --------    ----------
  Net investment income .......................        203,366       134,708        118,288     (24,928)    (24,765)      (29,012)
                                                  ------------    ----------    -----------    --------    --------    ----------

 Proceeds from mutual funds shares sold .......      5,934,844     6,966,361     10,553,733     457,940     559,738     2,014,539
 Cost of mutual fund shares sold ..............     (5,911,989)   (6,512,273)    (7,624,762)   (495,023)   (561,765)   (1,879,480)
                                                  ------------    ----------    -----------    --------    --------    ----------
  Realized gain (loss) on investments .........         22,855       454,088      2,928,971     (37,083)     (2,027)      135,059
 Change in unrealized gain (loss)
  on investments ..............................    (12,050,908)   (7,875,749)    (4,181,387)   (577,554)   (443,797)       76,037
                                                  ------------    ----------    -----------    --------    --------    ----------
  Net gain (loss) on investments ..............    (12,028,053)   (7,421,661)    (1,252,416)   (614,637)   (445,824)      211,096
                                                  ------------    ----------    -----------    --------    --------    ----------
 Reinvested capital gains .....................             --        17,292        121,999          --          --            --
                                                  ------------    ----------    -----------    --------    --------    ----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........   $(11,824,687)   (7,269,661)    (1,012,129)   (639,565)   (470,589)      182,084
                                                  ============    ==========    ===========    ========    ========    ==========


                                                            DRYVIFGRINC
                                                  --------------------------------
                                                    2002        2001        2000
                                                  --------    --------    --------
INVESTMENT ACTIVITY:
 Reinvested dividends .........................      6,749       7,091       8,498
 Mortality and expense risk charges (note 3) ..     (8,974)    (10,321)     (9,828)
                                                  --------    --------    --------
  Net investment income .......................     (2,225)     (3,230)     (1,330)
                                                  --------    --------    --------

 Proceeds from mutual funds shares sold .......    161,004     301,810     190,624
 Cost of mutual fund shares sold ..............   (176,845)   (279,538)   (155,289)
                                                  --------    --------    --------
  Realized gain (loss) on investments .........    (15,841)     22,272      35,335
 Change in unrealized gain (loss)
  on investments ..............................   (426,861)    (67,158)    (68,777)
                                                  --------    --------    --------
  Net gain (loss) on investments ..............   (442,702)    (44,886)    (33,442)
                                                  --------    --------    --------
 Reinvested capital gains .....................         --      34,985         729
                                                  --------    --------    --------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........   (444,927)    (13,131)    (34,043)
                                                  ========    ========    ========


                                                              FEDQUALBD                                FIDVIPEI
                                                  -----------------------------      ------------------------------------------
                                                     2002        2001      2000         2002             2001           2000
                                                  --------       ----      ----      ----------       ----------    -----------
INVESTMENT ACTIVITY:

 Reinvested dividends .........................   $     --         --        --       1,208,679        1,346,217      1,394,973
 Mortality and expense risk charges (note 3) ..       (518)        --        --        (295,098)        (321,520)      (315,315)
                                                  --------       ----      ----      ----------       ----------    -----------
  Net investment income .......................       (518)        --        --         913,581        1,024,697      1,079,658
                                                  --------       ----      ----      ----------       ----------    -----------

 Proceeds from mutual funds shares sold .......     18,466         --        --       5,189,230        3,566,241     22,178,967
 Cost of mutual fund shares sold ..............    (18,117)        --        --      (5,593,357)      (3,373,758)   (19,036,484)
                                                  --------       ----      ----      ----------       ----------    -----------
  Realized gain (loss) on investments .........        349         --        --        (404,127)         192,483      3,142,483
 Change in unrealized gain (loss)
  on investments ..............................      7,065         --        --      (7,151,662)      (6,130,567)   (12,517,632)
                                                  --------       ----      ----      ----------       ----------    -----------
  Net gain (loss) on investments ..............      7,414         --        --      (7,555,789)      (5,938,084)    (9,375,149)
                                                  --------       ----      ----      ----------       ----------    -----------
 Reinvested capital gains .....................         --         --        --       1,645,146        3,782,228      5,255,479
                                                  --------       ----      ----      ----------       ----------    -----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........   $  6,896         --        --      (4,997,062)      (1,131,159)    (3,040,012)
                                                  ========       ====      ====      ==========       ==========    ===========


                                                                   FIDVIPGR
                                                  -----------------------------------------
                                                     2002           2001           2000
                                                  -----------    -----------    -----------
INVESTMENT ACTIVITY:

 Reinvested dividends .........................       246,550        107,526        196,483
 Mortality and expense risk charges (note 3) ..      (426,496)      (561,980)      (729,352)
                                                  -----------    -----------    -----------
  Net investment income .......................      (179,946)      (454,454)      (532,869)
                                                  -----------    -----------    -----------

 Proceeds from mutual funds shares sold .......     5,787,328      7,337,818      9,999,116
 Cost of mutual fund shares sold ..............    (8,077,208)    (8,576,796)    (7,939,979)
                                                  -----------    -----------    -----------
  Realized gain (loss) on investments .........    (2,289,880)    (1,238,978)     2,059,137
 Change in unrealized gain (loss)
  on investments ..............................   (20,322,744)   (24,164,713)   (12,750,495)
                                                  -----------    -----------    -----------
  Net gain (loss) on investments ..............   (22,612,624)   (25,403,691)   (10,691,358)
                                                  -----------    -----------    -----------
 Reinvested capital gains .....................            --     10,107,480     19,550,081
                                                  -----------    -----------    -----------
  Net increase (decrease) in contract owners'
   equity resulting from operations ...........   (22,792,570)   (15,750,665)     8,325,854
                                                  ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                FIDVIPHI                                  FIDVIPOV
                                                 -------------------------------------      ----------------------------------
                                                     2002         2001         2000           2002         2001          2000
                                                 -----------   ----------   ----------      --------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................   $ 1,734,540    2,383,612    1,693,393       122,990    1,100,964      425,125
  Mortality and expense risk charges (note 3).       (61,656)     (72,564)     (90,283)      (66,476)     (89,335)    (122,380)
                                                 -----------   ----------   ----------   -----------   ----------   ----------
   Net investment income .....................     1,672,884    2,311,048    1,603,110        56,514    1,011,629      302,745
                                                 -----------   ----------   ----------   -----------   ----------   ----------

  Proceeds from mutual funds shares sold .....     3,923,313    5,620,344    7,530,923     7,416,213    3,568,694    5,677,873
  Cost of mutual fund shares sold ............    (6,966,541)  (7,806,466)  (8,013,467)  (12,816,767)  (4,126,427)  (4,785,854)
                                                 -----------   ----------   ----------   -----------   ----------   ----------
   Realized gain (loss) on investments .......    (3,043,228)  (2,186,122)    (482,544)   (5,400,554)    (557,733)     892,019
  Change in unrealized gain (loss)
   on investments ............................       582,359   (1,691,749)  (2,437,706)    4,898,918   (4,978,165)  (5,522,151)
                                                 -----------   ----------   ----------   -----------   ----------   ----------
   Net gain (loss) on investments ............    (2,460,869)  (3,877,871)  (2,920,250)     (501,636)  (5,535,898)  (4,630,132)
                                                 -----------   ----------   ----------   -----------   ----------   ----------
  Reinvested capital gains ...................            --           --           --            --    1,740,234    2,677,139
                                                 -----------   ----------   ----------   -----------   ----------   ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ........   $  (787,985)  (1,566,823)  (1,317,140)     (445,122)  (2,784,035)  (1,650,248)
                                                 ===========   ==========   ==========   ===========   ==========   ==========

                                                                   FIDVIPAM
                                                   --------------------------------------
                                                       2002          2001          2000
                                                   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      972,983     1,179,485     1,031,299
  Mortality and expense risk charges (note 3) ..     (106,721)     (120,280)     (135,979)
                                                   ----------    ----------    ----------
   Net investment income .......................      866,262     1,059,205       895,320
                                                   ----------    ----------    ----------

  Proceeds from mutual funds shares sold .......    1,197,349     1,437,483     2,257,981
  Cost of mutual fund shares sold ..............   (1,323,094)   (1,497,261)   (1,824,621)
                                                   ----------    ----------    ----------
   Realized gain (loss) on investments .........     (125,745)      (59,778)      433,360
  Change in unrealized gain (loss)
   on investments ..............................   (3,028,636)   (2,625,954)   (4,136,199)
                                                   ----------    ----------    ----------
   Net gain (loss) on investments ..............   (3,154,381)   (2,685,732)   (3,702,839)
                                                   ----------    ----------    ----------
  Reinvested capital gains .....................           --       442,307     2,429,670
                                                   ----------    ----------    ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........   (2,288,119)   (1,184,220)     (377,849)
                                                   ==========    ==========    ==========


                                                                   FIDVIPCON                              FIDVIPGROP
                                                   ---------------------------------------    ----------------------------------
                                                      2002          2001           2000        2002        2001          2000
                                                   ----------    ----------     ----------    --------    --------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $   410,513       456,978        244,158      38,177      17,465        77,263
  Mortality and expense risk charges (note 3) .      (192,004)     (215,964)      (268,014)    (13,595)    (16,548)      (21,002)
                                                   ----------    ----------     ----------    --------    --------    ----------
   Net investment income ......................       218,509       241,014        (23,856)     24,582         917        56,261
                                                   ----------    ----------     ----------    --------    --------    ----------

  Proceeds from mutual funds shares sold ......     3,454,443     3,738,202      4,229,821     292,664     632,429     3,942,143
  Cost of mutual fund shares sold .............    (3,617,821)   (3,575,706)    (3,284,707)   (445,951)   (880,840)   (4,043,624)
                                                   ----------    ----------     ----------    --------    --------    ----------
   Realized gain (loss) on investments ........      (163,378)      162,496        945,114    (153,287)   (248,411)     (101,481)
  Change in unrealized gain (loss)
   on investments .............................      (642,454)   (8,610,832)   (11,000,361)   (426,960)   (227,308)     (594,322)
                                                   ----------    ----------     ----------    --------    --------    ----------
   Net gain (loss) on investments .............      (805,832)   (8,448,336)   (10,055,247)   (580,247)   (475,719)     (695,803)
                                                   ----------    ----------     ----------    --------    --------    ----------
  Reinvested capital gains ....................            --     1,612,865      8,862,945          --          --       391,834
                                                   ----------    ----------     ----------    --------    --------    ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........   $  (587,323)   (6,594,457)    (1,216,158)   (555,665)   (474,802)     (247,708)
                                                  ===========    ==========     ==========    ========    ========      ========

                                                             GVITEMMRKTS
                                                  -------------------------------
                                                      2002        2001       2000
                                                  -----------    --------    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ........................           195         943      --
  Mortality and expense risk charges (note 3) .        (2,096)       (537)     --
                                                  -----------    --------    ----
   Net investment income ......................        (1,901)        406      --
                                                  -----------    --------    ----

  Proceeds from mutual funds shares sold ......    10,604,609     246,767      --
  Cost of mutual fund shares sold .............   (10,581,604)   (262,058)     --
                                                  -----------    --------    ----
   Realized gain (loss) on investments ........        23,005     (15,291)     --
  Change in unrealized gain (loss)
   on investments .............................       (45,284)       (744)     --
                                                  -----------    --------    ----
   Net gain (loss) on investments .............       (22,279)    (16,035)     --
                                                  -----------    --------    ----
  Reinvested capital gains ....................            --          --      --
                                                  -----------    --------    ----
    Net increase (decrease) in contract owners'
     equity resulting from operations .........       (24,180)    (15,629)     --
                                                      =======     =======    ====

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                  GVITGLFIN                       GVITGLHLTH
                                                      ----------------------------      ---------------------------
                                                         2002       2001      2000        2002       2001      2000
                                                      -------       ----      ----      ------       ----      ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      $    --         --        --          --         --        --
  Mortality and expense risk charges (note 3) ..           (1)        --        --          (5)        --        --
                                                      -------       ----      ----      ------       ----      ----
   Net investment income .......................           (1)        --        --          (5)        --        --
                                                      -------       ----      ----      ------       ----      ----

  Proceeds from mutual funds shares sold .......        1,001         --        --       1,050         --        --
  Cost of mutual fund shares sold ..............       (1,050)        --        --      (1,193)        --        --
                                                      -------       ----      ----      ------       ----      ----
   Realized gain (loss) on investments .........          (49)        --        --        (143)        --        --
  Change in unrealized gain (loss)
   on investments ..............................           (5)        --        --        (303)        --        --
                                                      -------       ----      ----      ------       ----      ----
   Net gain (loss) on investments ..............          (54)        --        --        (446)        --        --
                                                      -------       ----      ----      ------       ----      ----
  Reinvested capital gains .....................           --         --        --          --         --        --
                                                      -------       ----      ----      ------       ----      ----
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........      $   (55)        --        --        (451)        --        --
                                                      =======       ====      ====      ======       ====      ====


                                                                         GVITGLTECH
                                                       --------------------------------------
                                                             2002            2001        2000
                                                       ----------        --------        ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................            1,788              --          --
  Mortality and expense risk charges (note 3) ..           (1,338)         (1,637)         --
                                                       ----------        --------        ----
   Net investment income .......................              450          (1,637)         --
                                                       ----------        --------        ----

  Proceeds from mutual funds shares sold .......        3,721,472         106,471          --
  Cost of mutual fund shares sold ..............       (3,818,539)       (246,351)         --
                                                       ----------        --------        ----
   Realized gain (loss) on investments .........          (97,067)       (139,880)         --
                                                       ----------        --------        ----
  Change in unrealized gain (loss)
   on investments ..............................          (35,900)         17,052          --
                                                       ----------        --------        ----
   Net gain (loss) on investments ..............         (132,967)       (122,828)         --
                                                       ----------        --------        ----
  Reinvested capital gains .....................               --              --          --
                                                       ----------        --------        ----
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........         (132,517)       (124,465)         --
                                                       ==========        ========        ====


                                                                 GVITGLUTL                             GVITGVTBD
                                                     ---------------------------    ------------------------------------------
                                                      2002          2001    2000       2002            2001           2000
                                                     ------         ----    ----    -----------     -----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................    $     2           --      --        422,435         369,368        336,280
  Mortality and expense risk charges (note 3) ..         (7)          --      --        (75,210)        (57,611)       (49,928)
                                                     ------         ----    ----    -----------     -----------     ----------
   Net investment income .......................         (5)          --      --        347,225         311,757        286,352
                                                     ------         ----    ----    -----------     -----------     ----------

  Proceeds from mutual funds shares sold .......      8,445           --      --     14,822,036      13,708,602      5,684,298
  Cost of mutual fund shares sold ..............     (8,566)          --      --    (14,833,938)    (13,243,808)    (5,906,148)
                                                     ------         ----    ----    -----------     -----------     ----------
   Realized gain (loss) on investments .........       (121)          --      --        (11,902)        464,794       (221,850)
  Change in unrealized gain (loss)
   on investments ..............................        (70)          --      --        330,669        (556,157)       332,542
                                                     ------         ----    ----    -----------     -----------     ----------
   Net gain (loss) on investments ..............       (191)          --      --        318,767         (91,363)       110,692
                                                     ------         ----    ----    -----------     -----------     ----------
  Reinvested capital gains .....................         --           --      --         18,684              --             --
                                                     ------         ----    ----    -----------     -----------     ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........    $  (196)          --      --        684,676         220,394        397,044
                                                     ======         ====    ====    ===========     ===========     ==========


                                                                   GVITGROWTH
                                                    ----------------------------------------
                                                        2002          2001           2000
                                                    ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................            --             --         64,829
  Mortality and expense risk charges (note 3) ..       (64,011)       (81,646)      (136,677)
                                                    ----------     ----------     ----------
   Net investment income .......................       (64,011)       (81,646)       (71,848)
                                                    ----------     ----------     ----------

  Proceeds from mutual funds shares sold .......       570,686      2,521,510      6,768,423
  Cost of mutual fund shares sold ..............    (1,444,953)    (4,793,583)    (6,877,474)
                                                    ----------     ----------     ----------
   Realized gain (loss) on investments .........      (874,267)    (2,272,073)      (109,051)
  Change in unrealized gain (loss)
   on investments ..............................    (2,342,672)    (3,438,361)        94,663
                                                    ----------     ----------     ----------
   Net gain (loss) on investments ..............    (3,216,939)    (5,710,434)       (14,388)
                                                    ----------     ----------     ----------
  Reinvested capital gains .....................            --             --             --
                                                    ----------     ----------     ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........    (3,280,950)    (5,792,080)       (86,236)
                                                    ==========     ==========     ==========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                       GVITIDAGG                              GVITIDCON
                                                         --------------------------------        -------------------------------
                                                            2002         2001        2000          2002         2001        2000
                                                         -------         ----        ----        ------         ----        ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $    566           --          --           636           --          --
  Mortality and expense risk charges (note 3) ..            (289)          --          --          (103)          --          --
                                                         -------         ----        ----        ------         ----        ----
   Net investment income .......................             277           --          --           533           --          --
                                                         -------         ----        ----        ------         ----        ----

  Proceeds from mutual funds shares sold .......          12,411           --          --         1,245           --          --
  Cost of mutual fund shares sold ..............         (12,468)          --          --        (1,257)          --          --
                                                         -------         ----        ----        ------         ----        ----
   Realized gain (loss) on investments .........             (57)          --          --           (12)          --          --
  Change in unrealized gain (loss)
   on investments ..............................          (6,795)          --          --        (1,278)          --          --
                                                         -------         ----        ----        ------         ----        ----
   Net gain (loss) on investments ..............          (6,852)          --          --        (1,290)          --          --
                                                         -------         ----        ----        ------         ----        ----
  Reinvested capital gains .....................              22           --          --             1           --          --
                                                         -------         ----        ----        ------         ----        ----
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........        $ (6,553)          --          --          (756)          --          --
                                                         =======         ====        ====        ======         ====        ====


                                                                    GVITIDMOD
                                                        -------------------------------
                                                          2002         2001        2000
                                                        ------         ----        ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           538           --          --
  Mortality and expense risk charges (note 3) ..          (163)          --          --
                                                        ------         ----        ----
   Net investment income .......................           375           --          --
                                                        ------         ----        ----

  Proceeds from mutual funds shares sold .......           618           --          --
  Cost of mutual fund shares sold ..............          (621)          --          --
                                                        ------         ----        ----
   Realized gain (loss) on investments .........            (3)          --          --
  Change in unrealized gain (loss)
   on investments ..............................        (3,809)          --          --
                                                        ------         ----        ----
   Net gain (loss) on investments ..............        (3,812)          --          --
                                                        ------         ----        ----
  Reinvested capital gains .....................            --           --          --
                                                        ------         ----        ----
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........        (3,437)          --          --
                                                        ======         ====        ====


                                                                     GVITIDMODAGG                          GVITIDMODCON
                                                         --------------------------------        -----------------------------
                                                            2002         2001        2000        2002         2001        2000
                                                         -------         ----        ----        ----         ----        ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $  2,314           --          --         103           --          --
  Mortality and expense risk charges (note 3) ..            (869)          --          --         (16)          --          --
                                                         -------         ----        ----        ----         ----        ----
   Net investment income .......................           1,445           --          --          87           --          --
                                                         -------         ----        ----        ----         ----        ----

  Proceeds from mutual funds shares sold .......           6,806           --          --         341           --          --
  Cost of mutual fund shares sold ..............          (6,699)          --          --        (341)          --          --
                                                         -------         ----        ----        ----         ----        ----
   Realized gain (loss) on investments .........             107           --          --          --           --          --
  Change in unrealized gain (loss)
   on investments ..............................         (24,319)          --          --        (397)          --          --
                                                         -------         ----        ----        ----         ----        ----
   Net gain (loss) on investments ..............         (24,212)          --          --        (397)          --          --
                                                         -------         ----        ----        ----         ----        ----
  Reinvested capital gains .....................              21           --          --          --           --          --
                                                         -------         ----        ----        ----         ----        ----
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........        $(22,746)          --          --        (310)          --          --
                                                         =======         ====        ====        ====         ====        ====


                                                                          GVITINTGRO
                                                        --------------------------------------
                                                            2002             2001         2000
                                                        --------         --------         ----
INVESTMENT ACTIVITY:
  Reinvested dividends .........................              --               28           --
  Mortality and expense risk charges (note 3) ..             (85)             (58)          --
                                                        --------         --------         ----
   Net investment income .......................             (85)             (30)          --
                                                        --------         --------         ----

  Proceeds from mutual funds shares sold .......         230,160          131,287           --
  Cost of mutual fund shares sold ..............        (228,369)        (133,928)          --
                                                        --------         --------         ----
   Realized gain (loss) on investments .........           1,791           (2,641)          --
  Change in unrealized gain (loss)
   on investments ..............................          (1,930)             223           --
                                                        --------         --------         ----
   Net gain (loss) on investments ..............            (139)          (2,418)          --
                                                        --------         --------         ----
  Reinvested capital gains .....................              --               --           --
                                                        --------         --------         ----
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........            (224)          (2,448)          --
                                                        ========         ========         ====

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                          GVITMYMKT                             GVITLEAD
                                                    ----------------------------------------------     ----------------------------
                                                        2002             2001             2000          2002        2001      2000
                                                    ------------     ------------     ------------     -------     ------    ------
INVESTMENT ACTIVITY:
  Reinvested dividends                              $    317,692        1,186,708        1,493,296          --         --        --
  Mortality and expense risk charges (note 3) ..        (190,544)        (205,219)        (213,075)        (49)        --        --
                                                    ------------     ------------     ------------     -------     ------    ------
   Net investment income                                 127,148          981,489        1,280,221         (49)        --        --
                                                    ------------     ------------     ------------     -------     ------    ------

  Proceeds from mutual funds shares sold........      91,494,354      128,892,030      153,584,066      16,106         --        --
  Cost of mutual fund shares sold...............     (91,494,354)    (128,892,030)    (153,584,066)    (16,757)        --        --
                                                    ------------     ------------     ------------     -------     ------    ------
   Realized gain (loss) on investments..........              --               --               --        (651)        --        --
  Change in unrealized gain (loss)
   on investments...............................              --               --               --      (1,738)        --        --
                                                    ------------     ------------     ------------     -------     ------    ------
   Net gain (loss) on investments...............              --               --               --      (2,389)        --        --
                                                    ------------     ------------     ------------     -------     ------    ------
  Reinvested capital gains......................              --               --               --          --         --        --
                                                    ------------     ------------     ------------     -------     ------    ------
    Net increase (decrease) in contract owners'
     equity resulting from operations...........    $    127,148          981,489        1,280,221      (2,438)        --        --
                                                    ============     ============     ============     =======     ======    ======


                                                                     GVITSMCAPGR
                                                     ----------------------------------------
                                                        2002            2001           2000
                                                     ----------      ----------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends                                       --              --           --
  Mortality and expense risk charges (note 3) ..         (4,822)         (3,177)         (74)
                                                     ----------      ----------      -------
   Net investment income.........................        (4,822)         (3,177)         (74)
                                                     ----------      ----------      -------

  Proceeds from mutual funds shares sold.........     1,202,918       2,401,189           84
  Cost of mutual fund shares sold................    (1,244,319)     (2,598,115)         (90)
                                                     ----------      ----------      -------
   Realized gain (loss) on investments...........       (41,401)       (196,926)          (6)
  Change in unrealized gain (loss)
   on investments................................      (245,642)        203,265       10,790
                                                     ----------      ----------      -------
   Net gain (loss) on investments................      (287,043)          6,339       10,784
                                                     ----------      ----------      -------
  Reinvested capital gains.......................            --              --           --
                                                     ----------      ----------      -------
    Net increase (decrease) in contract owners'
     equity resulting from operations............      (291,865)          3,162       10,710
                                                     ==========      ==========      =======


                                                                  GVITSMCAPVAL                             GVITSMCOMP
                                                  ---------------------------------------   --------------------------------------
                                                      2002           2001         2000         2002          2001          2000
                                                  ------------   -----------   ----------   ----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $         --            --           --           --        29,451         8,275
  Mortality and expense risk charges (note 3) ..       (57,391)      (47,433)     (19,582)     (90,859)     (103,372)     (111,053)
                                                  ------------   -----------   ----------   ----------   -----------   -----------
   Net investment income .......................       (57,391)      (47,433)     (19,582)     (90,859)      (73,921)     (102,778)
                                                  ------------   -----------   ----------   ----------   -----------   -----------

  Proceeds from mutual funds shares sold .......    14,265,906    27,801,840    1,874,962    6,606,805     8,209,504    23,345,702
  Cost of mutual fund shares sold ..............   (14,555,809)  (26,555,513)  (1,863,662)  (8,089,039)  (11,264,670)  (15,223,525)
                                                  ------------   -----------   ----------   ----------   -----------   -----------
   Realized gain (loss) on investments .........      (289,903)    1,246,327       11,300   (1,482,234)   (3,055,166)    8,122,177
  Change in unrealized gain (loss)
   on investments ..............................    (2,161,092)    1,311,370      354,545      308,144     2,536,986    (6,349,896)
                                                  ------------   -----------   ----------   ----------   -----------   -----------
   Net gain (loss) on investments ..............    (2,450,995)    2,557,697      365,845   (1,174,090)     (518,180)    1,772,281
                                                  ------------   -----------   ----------   ----------   -----------   -----------
  Reinvested capital gains .....................       308,760            --           --           --            --            --
                                                  ------------   -----------   ----------   ----------   -----------   -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........  $ (2,199,626)    2,510,264      346,263   (1,264,949)     (592,101)    1,669,503
                                                  ============   ===========   ==========   ==========   ===========   ===========


                                                                 GVITTOTRT
                                                  ------------------------------------
                                                      2002         2001         2000
                                                  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     238,368      310,635      266,511
  Mortality and expense risk charges (note 3) ..    (285,073)    (319,930)    (373,477)
                                                  ----------   ----------   ----------
   Net investment income .......................     (46,705)      (9,295)    (106,966)
                                                  ----------   ----------   ----------

  Proceeds from mutual funds shares sold .......   2,119,285    2,689,782    9,489,928
  Cost of mutual fund shares sold ..............  (2,911,329)  (3,357,529)  (6,356,817)
                                                  ----------   ----------   ----------
   Realized gain (loss) on investments .........    (792,044)    (667,747)   3,133,111
  Change in unrealized gain (loss)
   on investments ..............................  (3,976,829)  (6,807,883)    (367,393)
                                                  ----------   ----------   ----------
   Net gain (loss) on investments ..............  (4,768,873)  (7,475,630)   2,765,718
                                                  ----------   ----------   ----------
  Reinvested capital gains .....................          --           --           --
                                                  ----------   ----------   ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........  (4,815,578)  (7,484,925)   2,658,752
                                                  ==========   ==========   ==========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                               GVITUSGRO                              JANCAPAP
                                                     ----------------------------     ----------------------------------------
                                                      2002        2001       2000        2002            2001          2000
                                                     -----      ------     ------     ----------      ----------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     $  --          --         --          5,136          20,092           494
  Mortality and expense risk charges (note 3) ..        (1)         --         --         (9,462)        (11,543)         (694)
                                                     -----      ------     ------     ----------      ----------      --------
   Net investment income .......................        (1)         --         --         (4,326)          8,549          (200)
                                                     -----      ------     ------     ----------      ----------      --------

  Proceeds from mutual funds shares sold .......        32          --         --      1,125,313       4,477,307       216,579
  Cost of mutual fund shares sold ..............       (33)         --         --     (1,374,905)     (5,482,849)     (216,551)
                                                     -----      ------     ------     ----------      ----------      --------
   Realized gain (loss) on investments .........        (1)         --         --       (249,592)     (1,005,542)           28
  Change in unrealized gain (loss)
   on investments ..............................      (208)         --         --         51,696         385,677         2,637
                                                     -----      ------     ------     ----------      ----------      --------
   Net gain (loss) on investments ..............      (209)         --         --       (197,896)       (619,865)        2,665
                                                     -----      ------     ------     ----------      ----------      --------
  Reinvested capital gains .....................        --          --         --             --              --            --
                                                     -----      ------     ------     ----------      ----------      --------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........     $(210)         --         --       (202,222)       (611,316)        2,465
                                                     =====      ======     ======     ==========      ==========      ========


                                                                    JANGLTECH
                                                     ----------------------------------------
                                                        2002            2001          2000
                                                     ----------      ----------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             --          12,133            --
  Mortality and expense risk charges (note 3) ..         (5,468)         (8,525)         (723)
                                                     ----------      ----------      --------
   Net investment income .......................         (5,468)          3,608          (723)
                                                     ----------      ----------      --------

  Proceeds from mutual funds shares sold .......      1,276,430       1,831,629       279,415
  Cost of mutual fund shares sold ..............     (1,367,864)     (3,311,156)     (263,831)
                                                     ----------      ----------      --------
   Realized gain (loss) on investments .........        (91,434)     (1,479,527)       15,584
  Change in unrealized gain (loss)
   on investments ..............................       (429,139)        769,708        28,318
                                                     ----------      ----------      --------
   Net gain (loss) on investments ..............       (520,573)       (709,819)       43,902
                                                     ----------      ----------      --------
  Reinvested capital gains .....................             --              --            --
                                                     ----------      ----------      --------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........       (526,041)       (706,211)       43,179
                                                     ==========      ==========      ========


                                                                     JANINTGRO                              MGVITMULTISEC
                                                    ---------------------------------------     -----------------------------------
                                                        2002             2001        2000          2002         2001        2000
                                                    ------------     ----------     -------     ----------     --------     -------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................    $      6,849         11,521          --         19,227        9,934       1,927
  Mortality and expense risk charges (note 3) ..          (8,981)        (9,276)       (425)        (2,254)        (768)        (47)
                                                    ------------     ----------     -------     ----------     --------     -------
   Net investment income .......................          (2,132)         2,245        (425)        16,973        9,166       1,880
                                                    ------------     ----------     -------     ----------     --------     -------

  Proceeds from mutual funds shares sold .......      13,642,871      1,430,307      81,146      1,109,129      323,455      11,259
  Cost of mutual fund shares sold ..............     (13,695,097)    (1,881,371)    (85,091)    (1,107,021)    (326,777)    (11,199)
                                                    ------------     ----------     -------     ----------     --------     -------
   Realized gain (loss) on investments .........         (52,226)      (451,064)     (3,945)         2,108       (3,322)         60
  Change in unrealized gain (loss)
   on investments ..............................        (143,252)        66,142      12,462        (10,232)     (11,507)       (928)
                                                    ------------     ----------     -------     ----------     --------     -------
   Net gain (loss) on investments ..............        (195,478)      (384,922)      8,517         (8,124)     (14,829)       (868)
                                                    ------------     ----------     -------     ----------     --------     -------
  Reinvested capital gains .....................              --             --          --             --           --          --
                                                    ------------     ----------     -------     ----------     --------     -------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........    $   (197,610)      (382,677)      8,092          8,849       (5,663)      1,012
                                                    ============     ==========     =======     ==========     ========     =======


                                                              NBAMTBAL
                                                    ---------------------------
                                                     2002       2001      2000
                                                    ------     ------    ------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................     1,209         --        --
  Mortality and expense risk charges (note 3) ..      (160)        --        --
                                                    ------     ------    ------
   Net investment income .......................     1,049         --        --
                                                    ------     ------    ------

  Proceeds from mutual funds shares sold .......       889         --        --
  Cost of mutual fund shares sold ..............      (959)        --        --
                                                    ------     ------    ------
   Realized gain (loss) on investments .........       (70)        --        --
  Change in unrealized gain (loss)
   on investments ..............................    (5,265)        --        --
                                                    ------     ------    ------
   Net gain (loss) on investments ..............    (5,335)        --        --
                                                    ------     ------    ------
  Reinvested capital gains .....................        --         --        --
                                                    ------     ------    ------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........    (4,286)        --        --
                                                    ======     ======    ======

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, Continued
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                     NBAMTGRO                               NBAMTGUARD
                                                   ------------------------------------------    ----------------------------------
                                                       2002            2001           2000         2002        2001          2000
                                                   ------------    -----------    -----------    --------    --------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $         --             --             --      16,715      10,656        12,425
  Mortality and expense risk charges (note 3) ..        (73,036)      (108,087)      (159,989)     (8,331)     (8,227)       (7,523)
                                                   ------------    -----------    -----------    --------    --------    ----------
   Net investment income .......................        (73,036)      (108,087)      (159,989)      8,384       2,429         4,902
                                                   ------------    -----------    -----------    --------    --------    ----------

  Proceeds from mutual funds shares sold .......      7,300,348     10,429,225     18,448,395     579,516     690,470     2,320,212
  Cost of mutual fund shares sold ..............    (10,031,716)   (28,074,472)   (11,965,948)   (663,639)   (639,438)   (2,266,008)
                                                   ------------    -----------    -----------    --------    --------    ----------
   Realized gain (loss) on investments .........     (2,731,368)   (17,645,247)     6,482,447     (84,123)     51,032        54,204
  Change in unrealized gain (loss)
   on investments ..............................     (1,528,126)    (1,209,388)    (5,204,353)   (216,009)   (193,667)      (20,877)
                                                   ------------    -----------    -----------    --------    --------    ----------
   Net gain (loss) on investments ..............     (4,259,494)   (18,854,635)     1,278,094    (300,132)   (142,635)       33,327
                                                   ------------    -----------    -----------    --------    --------    ----------
  Reinvested capital gains .....................             --     12,536,350      3,211,533          --     152,227            --
                                                   ------------    -----------    -----------    --------    --------    ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........   $ (4,332,530)    (6,426,372)     4,329,638    (291,748)     12,021        38,229
                                                   ============    ===========    ===========    ========    ========    ==========


                                                              NBAMTLMAT
                                                   ----------------------------------
                                                     2002        2001         2000
                                                   --------    --------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................    287,017     255,613       306,913
  Mortality and expense risk charges (note 3) ..    (22,593)    (16,029)      (16,517)
                                                   --------    --------    ----------
   Net investment income .......................    264,424     239,584       290,396
                                                   --------    --------    ----------

  Proceeds from mutual funds shares sold .......    771,100     905,277     1,211,186
  Cost of mutual fund shares sold ..............   (782,786)   (898,881)   (1,337,560)
                                                   --------    --------    ----------
   Realized gain (loss) on investments .........    (11,686)      6,396      (126,374)
  Change in unrealized gain (loss)
   on investments ..............................   (159,987)    (76,962)      (99,868)
                                                   --------    --------    ----------
   Net gain (loss) on investments ..............   (171,673)    (70,566)     (226,242)
                                                   --------    --------    ----------
  Reinvested capital gains .....................         --          --            --
                                                   --------    --------    ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........     92,751     169,018        64,154
                                                   ========    ========    ==========


                                                                 NBAMTPART                                  OPPAGGGRO
                                                  ---------------------------------------    --------------------------------------
                                                      2002          2001          2000          2002          2001          2000
                                                  -----------    ----------    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................   $   107,193        90,620       217,800         9,567        20,230            --
  Mortality and expense risk charges (note 3) .       (78,220)      (85,166)     (100,551)       (5,862)       (9,610)         (298)
                                                  -----------    ----------    ----------    ----------    ----------    ----------
   Net investment income ......................        28,973         5,454       117,249         3,705        10,620          (298)
                                                  -----------    ----------    ----------    ----------    ----------    ----------

  Proceeds from mutual funds shares sold ......     2,065,964     1,410,416     6,750,240     2,482,696     4,161,430     2,320,285
  Cost of mutual fund shares sold .............    (2,607,514)   (1,854,260)   (7,918,273)   (2,780,063)   (5,649,207)   (2,259,087)
                                                  -----------    ----------    ----------    ----------    ----------    ----------
   Realized gain (loss) on investments ........      (541,550)     (443,844)   (1,168,033)     (297,367)   (1,487,777)       61,198
  Change in unrealized gain (loss)
   on investments .............................    (1,816,119)     (680,805)   (3,967,265)      (20,997)      364,370         1,936
                                                  -----------    ----------    ----------    ----------    ----------    ----------
   Net gain (loss) on investments .............    (2,357,669)   (1,124,649)   (5,135,298)     (318,364)   (1,123,407)       63,134
                                                  -----------    ----------    ----------    ----------    ----------    ----------
  Reinvested capital gains ....................            --       860,887     4,631,886            --       315,653            --
                                                  -----------    ----------    ----------    ----------    ----------    ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........   $(2,328,696)     (258,308)     (386,163)     (314,659)     (797,134)       62,836
                                                  ===========    ==========    ==========    ==========    ==========    ==========


                                                                  OPPBDFD
                                                   --------------------------------------
                                                      2002          2001          2000
                                                   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      983,034       864,092       888,727
  Mortality and expense risk charges (note 3) ..      (49,287)      (43,730)      (42,698)
                                                   ----------    ----------    ----------
   Net investment income .......................      933,747       820,362       846,029
                                                   ----------    ----------    ----------

  Proceeds from mutual funds shares sold .......    1,698,597     4,463,956     1,608,664
  Cost of mutual fund shares sold ..............   (1,932,465)   (4,820,021)   (1,762,067)
                                                   ----------    ----------    ----------
   Realized gain (loss) on investments .........     (233,868)     (356,065)     (153,403)
  Change in unrealized gain (loss)
   on investments ..............................     (438,389)       72,312      (518,481)
                                                   ----------    ----------    ----------
   Net gain (loss) on investments ..............     (672,257)     (283,753)     (671,884)
                                                   ----------    ----------    ----------
  Reinvested capital gains .....................           --            --            --
                                                   ----------    ----------    ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........      261,490       536,609       174,145
                                                   ==========    ==========    ==========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                               OPPCAPAP                                  OPPGLSEC
                                                ---------------------------------------    ---------------------------------------
                                                    2002          2001          2000           2002          2001          2000
                                                -----------    ----------    ----------    -----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................ $    90,717       110,415        18,905        160,367       250,956        99,579
  Mortality and expense risk charges (note 3) .     (58,971)      (68,153)      (57,851)      (122,832)     (140,807)     (154,903)
                                                -----------    ----------    ----------    -----------    ----------    ----------
   Net investment income ......................      31,746        42,262       (38,946)        37,535       110,149       (55,324)
                                                -----------    ----------    ----------    -----------    ----------    ----------

  Proceeds from mutual funds shares sold ......   3,898,792     1,679,249     5,956,059     10,776,021     2,369,382     1,620,111
  Cost of mutual fund shares sold .............  (6,129,846)   (2,002,975)   (4,752,479)   (10,525,604)   (1,943,886)     (915,782)
                                                -----------    ----------    ----------    -----------    ----------    ----------
   Realized gain (loss) on investments ........  (2,231,054)     (323,726)    1,203,580        250,417       425,496       704,329
  Change in unrealized gain (loss)
   on investments .............................  (1,224,277)   (2,460,962)   (1,164,244)    (2,701,365)   (8,649,023)   (2,620,386)
                                                -----------    ----------    ----------    -----------    ----------    ----------
   Net gain (loss) on investments .............  (3,455,331)   (2,784,688)       39,336     (2,450,948)   (8,223,527)   (1,916,057)
                                                -----------    ----------    ----------    -----------    ----------    ----------
  Reinvested capital gains ....................          --     1,656,912     1,008,850             --     4,652,673     5,565,874
                                                -----------    ----------    ----------    -----------    ----------    ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ......... $(3,423,585)   (1,085,514)    1,009,240     (2,413,413)   (3,460,705)    3,594,493
                                                ===========    ==========    ==========    ===========    ==========    ==========


                                                             OPPMSGRINC
                                                   -----------------------------
                                                     2002       2001      2000
                                                   --------    -------    ------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................      6,068      2,647        --
  Mortality and expense risk charges (note 3) ..     (3,179)    (1,688)      (59)
                                                   --------    -------    ------
   Net investment income .......................      2,889        959       (59)
                                                   --------    -------    ------

  Proceeds from mutual funds shares sold .......    112,124     41,678     7,778
  Cost of mutual fund shares sold ..............   (133,029)   (48,335)   (7,880)
                                                   --------    -------    ------
   Realized gain (loss) on investments .........    (20,905)    (6,657)     (102)
  Change in unrealized gain (loss)
   on investments ..............................    (57,507)   (25,915)      809
                                                   --------    -------    ------
   Net gain (loss) on investments ..............    (78,412)   (32,572)      707
                                                   --------    -------    ------
  Reinvested capital gains .....................         --         --        --
                                                   --------    -------    ------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........    (75,523)   (31,613)      648
                                                   ========    =======    ======


                                                                OPPMULTSTR                               SGVITMDCPGR
                                                   -------------------------------------    ------------------------------------
                                                       2002        2001          2000          2002          2001        2000
                                                   -----------    --------    ----------    ----------    ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $   482,824     585,774       684,260            --            --          --
  Mortality and expense risk charges (note 3) ..       (56,384)    (63,123)      (62,428)       (3,798)       (3,244)       (259)
                                                   -----------    --------    ----------    ----------    ----------    --------
   Net investment income .......................       426,440     522,651       621,832        (3,798)       (3,244)       (259)
                                                   -----------    --------    ----------    ----------    ----------    --------

  Proceeds from mutual funds shares sold .......     1,061,879     814,355     3,855,167     3,977,528     3,528,044     261,447
  Cost of mutual fund shares sold ..............    (1,244,242)   (837,843)   (3,551,080)   (4,142,499)   (3,706,670)   (240,008)
                                                   -----------    --------    ----------    ----------    ----------    --------
   Realized gain (loss) on investments .........      (182,363)    (23,488)      304,087      (164,971)     (178,626)     21,439
  Change in unrealized gain (loss)
   on investments ..............................    (1,514,156)   (558,694)   (1,019,763)     (130,691)       73,420       2,741
                                                   -----------    --------    ----------    ----------    ----------    --------
   Net gain (loss) on investments ..............    (1,696,519)   (582,182)     (715,676)     (295,662)     (105,206)     24,180
                                                   -----------    --------    ----------    ----------    ----------    --------
  Reinvested capital gains .....................       200,398     782,407       993,822            --            --          --
                                                   -----------    --------    ----------    ----------    ----------    --------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........   $(1,069,681)    722,876       899,978      (299,460)     (108,450)     23,921
                                                   ===========    ========    ==========    ==========    ==========    ========


                                                                  STOPP2
                                                   --------------------------------------
                                                       2002          2001          2000
                                                   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           --        98,751            --
  Mortality and expense risk charges (note 3) ..     (161,346)     (179,995)     (177,895)
                                                   ----------    ----------    ----------
   Net investment income .......................     (161,346)      (81,244)     (177,895)
                                                   ----------    ----------    ----------

  Proceeds from mutual funds shares sold .......    2,744,271     2,580,532     2,229,687
  Cost of mutual fund shares sold ..............   (2,736,648)   (2,037,609)   (1,478,773)
                                                   ----------    ----------    ----------
   Realized gain (loss) on investments .........        7,623       542,923       750,914
  Change in unrealized gain (loss)
   on investments ..............................   (6,356,406)     (570,923)      974,398
                                                   ----------    ----------    ----------
   Net gain (loss) on investments ..............   (6,348,783)      (28,000)    1,725,312
                                                   ----------    ----------    ----------
  Reinvested capital gains .....................           --            --            --
                                                   ----------    ----------    ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........   (6,510,129)     (109,244)    1,547,417
                                                   ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                                 STDISC2                                 STINTSTK2
                                                  -------------------------------------   --------------------------------------
                                                      2002         2001         2000         2002          2001          2000
                                                  -----------   ----------   ----------   ----------   -----------   -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................  $        --       48,229           --       78,570            --            --
  Mortality and expense risk charges (note 3) ..      (27,740)     (28,001)     (29,818)      (8,070)      (11,219)      (31,410)
                                                  -----------   ----------   ----------   ----------   -----------   -----------
   Net investment income .......................      (27,740)      20,228      (29,818)      70,500       (11,219)      (31,410)
                                                  -----------   ----------   ----------   ----------   -----------   -----------

  Proceeds from mutual funds shares sold .......      971,603    3,128,354    5,518,655    2,920,750    18,359,210    22,721,721
  Cost of mutual fund shares sold ..............   (1,014,777)  (3,212,210)  (4,916,094)  (3,231,939)  (18,799,539)  (21,437,539)
                                                  -----------   ----------   ----------   ----------   -----------   -----------
   Realized gain (loss) on investments .........      (43,174)     (83,856)     602,561     (311,189)     (440,329)    1,284,182
  Change in unrealized gain (loss)
   on investments ..............................     (277,306)    (583,325)     166,242       94,523       (22,665)   (1,793,295)
                                                  -----------   ----------   ----------   ----------   -----------   -----------
   Net gain (loss) on investments ..............     (320,480)    (667,181)     768,803     (216,666)     (462,994)     (509,113)
                                                  -----------   ----------   ----------   ----------   -----------   -----------
  Reinvested capital gains .....................           --    1,246,478           --           --        94,952            --
                                                  -----------   ----------   ----------   ----------   -----------   -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........  $  (348,220)     599,525      738,985     (146,166)     (379,261)     (540,523)
                                                  ===========   ==========   ==========   ==========   ===========   ===========


                                                               DRYSRGRO
                                                  ------------------------------------
                                                     2002         2001         2000
                                                  ----------   ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................         841        2,175        3,233
  Mortality and expense risk charges (note 3) ..     (45,732)     (65,243)     (77,234)
                                                  ----------   ----------   ----------
   Net investment income .......................     (44,891)     (63,068)     (74,001)
                                                  ----------   ----------   ----------

  Proceeds from mutual funds shares sold .......   1,070,015    2,983,204    3,294,569
  Cost of mutual fund shares sold ..............  (1,421,777)  (2,920,871)  (2,698,266)
                                                  ----------   ----------   ----------
   Realized gain (loss) on investments .........    (351,762)      62,333      596,303
  Change in unrealized gain (loss)
   on investments ..............................  (1,889,801)  (2,760,973)     (50,975)
                                                  ----------   ----------   ----------
   Net gain (loss) on investments ..............  (2,241,563)  (2,698,640)     545,328
                                                  ----------   ----------   ----------
  Reinvested capital gains .....................          --           --           --
                                                  ----------   ----------   ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........  (2,286,454)  (2,761,708)     471,327
                                                  ==========   ==========   ==========


                                                                 TURNGVITGRO                            VEWRLDBD
                                                   -----------------------------------   --------------------------------------
                                                       2002          2001       2000        2002          2001          2000
                                                   -----------    ----------    ------   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $        --            --        --           --       101,924       125,433
  Mortality and expense risk charges (note 3) ..          (808)         (606)       --      (10,165)       (9,624)      (11,709)
                                                   -----------    ----------    ------   ----------    ----------    ----------
   Net investment income .......................          (808)         (606)       --      (10,165)       92,300       113,724
                                                   -----------    ----------    ------   ----------    ----------    ----------

  Proceeds from mutual funds shares sold .......     4,096,573     2,310,462        --    9,944,547     2,225,807     7,227,587
  Cost of mutual fund shares sold ..............    (4,188,464)   (2,417,547)       --   (9,815,027)   (2,237,021)   (7,489,078)
                                                   -----------    ----------    ------   ----------    ----------    ----------
   Realized gain (loss) on investments .........       (91,891)     (107,085)       --      129,520       (11,214)     (261,491)
  Change in unrealized gain (loss)
   on investments ..............................       (37,487)       33,372        --      121,514      (275,029)       79,908
                                                   -----------    ----------    ------   ----------    ----------    ----------
   Net gain (loss) on investments ..............      (129,378)      (73,713)       --      251,034      (286,243)     (181,583)
                                                   -----------    ----------    ------   ----------    ----------    ----------
  Reinvested capital gains .....................            --            --        --           --            --            --
                                                   -----------    ----------    ------   ----------    ----------    ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........   $  (130,186)      (74,319)       --      240,869      (193,943)      (67,859)
                                                   ===========    ==========    ======   ==========    ==========    ==========


                                                                  VEWRLDEMKT
                                                   -----------------------------------------
                                                       2002           2001           2000
                                                   -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................         7,400             --             --
  Mortality and expense risk charges (note 3) ..       (16,759)       (13,906)       (33,728)
                                                   -----------    -----------    -----------
   Net investment income .......................        (9,359)       (13,906)       (33,728)
                                                   -----------    -----------    -----------

  Proceeds from mutual funds shares sold .......    18,533,954     14,370,053     15,583,968
  Cost of mutual fund shares sold ..............   (17,978,924)   (14,943,763)   (13,242,186)
                                                   -----------    -----------    -----------
   Realized gain (loss) on investments .........       555,030       (573,710)     2,341,782
  Change in unrealized gain (loss)
   on investments ..............................      (429,627)       506,767     (3,194,575)
                                                   -----------    -----------    -----------
   Net gain (loss) on investments ..............       125,403        (66,943)      (852,793)
                                                   -----------    -----------    -----------
  Reinvested capital gains .....................            --             --             --
                                                   -----------    -----------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........       116,044        (80,849)      (886,521)
                                                   ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF OPERATIONS, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)


                                                                   VEWRLDHAS                                 VKEMMKT
                                                   ----------------------------------------    ----------------------------------
                                                       2002           2001          2000          2002        2001        2000
                                                   ------------    ----------    ----------    ----------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................   $     26,316        45,286        47,340            --          --          --
  Mortality and expense risk charges (note 3) ..        (15,609)      (17,293)      (18,103)       (5,023)     (3,025)     (3,262)
                                                   ------------    ----------    ----------    ----------    --------    --------
   Net investment income .......................         10,707        27,993        29,237        (5,023)     (3,025)     (3,262)
                                                   ------------    ----------    ----------    ----------    --------    --------

  Proceeds from mutual funds shares sold .......     10,933,601     7,801,765     7,434,938     1,830,126     211,428     585,958
  Cost of mutual fund shares sold ..............    (10,549,246)   (7,805,346)   (7,066,155)   (1,810,661)   (205,898)   (567,141)
                                                   ------------    ----------    ----------    ----------    --------    --------
   Realized gain (loss) on investments .........        384,355        (3,581)      368,783        19,465       5,530      18,817
  Change in unrealized gain (loss)
   on investments ..............................       (120,504)     (182,148)     (217,668)      (17,695)     41,881      35,504
                                                   ------------    ----------    ----------    ----------    --------    --------
   Net gain (loss) on investments ..............        263,851      (185,729)      151,115         1,770      47,411      54,321
                                                   ------------    ----------    ----------    ----------    --------    --------
  Reinvested capital gains .....................             --            --            --            --          --          --
                                                   ------------    ----------    ----------    ----------    --------    --------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........   $    274,558      (157,736)      180,352        (3,253)     44,386      51,059
                                                   ============    ==========    ==========    ==========    ========    ========


                                                                  VKUSREALEST
                                                   --------------------------------------
                                                       2002          2001          2000
                                                   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           --            --       241,653
  Mortality and expense risk charges (note 3) ..      (37,573)      (29,528)      (20,570)
                                                   ----------    ----------    ----------
   Net investment income .......................      (37,573)      (29,528)      221,083
                                                   ----------    ----------    ----------

  Proceeds from mutual funds shares sold .......    2,661,298     2,616,513     1,971,023
  Cost of mutual fund shares sold ..............   (2,545,024)   (2,556,106)   (2,030,399)
                                                   ----------    ----------    ----------
   Realized gain (loss) on investments .........      116,274        60,407       (59,376)
  Change in unrealized gain (loss)
   on investments ..............................      847,863       564,092       525,125
                                                   ----------    ----------    ----------
   Net gain (loss) on investments ..............      964,137       624,499       465,749
                                                   ----------    ----------    ----------
  Reinvested capital gains .....................           --            --            --
                                                   ----------    ----------    ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..........      926,564       594,971       686,832
                                                   ==========    ==========    ==========



See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                          TOTAL                                           ACVPBAL
                                     ----------------------------------------------    --------------------------------------------
                                         2002             2001             2000            2002            2001            2000
                                     ------------    -------------    -------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $  5,498,175        7,929,408        6,181,161         110,916         129,203         121,002
  Realized gain (loss) on
    investments ..................    (28,841,457)     (50,326,387)      52,377,641         (89,681)        (90,442)        (49,724)
  Change in unrealized gain
    (loss) on investments ........    (67,093,660)     (83,768,778)     (97,762,251)       (354,737)       (326,077)       (121,933)
  Reinvested capital gains .......      2,865,705       49,600,784       56,110,445              --         177,314          89,905
                                     ------------    -------------    -------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..    (87,571,237)     (76,564,973)      16,906,996        (333,502)       (110,002)         39,250
                                     ------------    -------------    -------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........     45,417,277       54,973,273       64,116,031         255,446         279,947         347,784
  Transfers between funds ........             --               --               --         (15,928)        (15,656)       (432,389)
  Surrenders .....................    (27,196,548)     (25,260,092)     (19,004,953)       (110,065)       (121,477)       (122,887)
  Death benefits (note 4) ........     (1,605,291)      (1,251,353)      (1,300,743)         (2,796)         (4,233)         (1,032)
  Policy loans (net of repayments)
    (note 5) .....................     (2,509,126)      (5,969,122)      (9,224,226)        (27,395)        (30,193)        (39,451)
  Deductions for surrender charges
    (note 2d) ....................     (1,667,356)      (2,400,446)      (1,920,356)         (6,748)         (9,771)        (12,417)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................    (23,226,937)     (22,864,674)     (23,098,964)       (132,762)       (126,928)       (125,226)
  Asset charges (note 3):
    MSP contracts ................       (204,114)        (255,360)        (306,850)         (2,267)         (2,466)         (2,619)
    LSFP contracts ...............       (173,852)        (219,587)        (186,577)           (775)         (1,209)           (661)
                                     ------------    -------------    -------------    ------------    ------------    ------------
      Net equity transactions ....    (11,165,947)      (3,247,361)       9,073,362         (43,290)        (31,986)       (388,898)
                                     ------------    -------------    -------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................    (98,737,184)     (79,812,334)      25,980,358        (376,792)       (141,988)       (349,648)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................    933,404,977    1,071,884,297    1,144,615,392       5,149,974       5,464,950       6,192,631
                                     ------------    -------------    -------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $834,667,793      992,071,963    1,170,595,750       4,773,182       5,322,962       5,842,983
                                     =============   =============    =============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................      44,510,163      44,184,203       42,923,800         275,968         280,165         306,093
                                     -------------   -------------    -------------    ------------    ------------    ------------
  Units purchased ................       3,852,496       4,683,277        5,406,561          15,531          19,488          18,814
  Units redeemed .................      (3,832,503)     (4,431,343)      (4,995,909)        (18,177)        (20,667)        (37,896)
                                     -------------   -------------    -------------    ------------    ------------    ------------
  Ending units ...................      44,530,156      44,436,137       43,334,452         273,322         278,986         287,011
                                     =============   =============    =============    ============    ============    ============

                                                     ACVPCAPAP
                                     -----------------------------------------
                                         2002           2001           2000
                                     -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ..........       (59,358)       (88,095)      (102,710)
  Realized gain (loss) on
    investments ..................    (2,449,740)    (3,366,412)     3,449,021
  Change in unrealized gain
    (loss) on investments ........       890,558     (8,080,912)      (364,842)
  Reinvested capital gains .......            --      7,598,012        750,781
                                     -----------    -----------    -----------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..    (1,618,540)    (3,937,407)     3,732,250
                                     -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........       800,146      1,079,523      1,116,299
  Transfers between funds ........      (880,824)    (1,758,605)     4,411,322
  Surrenders .....................      (426,204)      (513,284)      (352,202)
  Death benefits (note 4) ........       (60,371)           (72)        (8,440)
  Policy loans (net of repayments)
    (note 5) .....................       (52,050)      (195,101)      (189,036)
  Deductions for surrender charges
    (note 2d) ....................       (26,130)       (46,365)       (35,588)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................      (426,717)      (504,912)      (456,572)
  Asset charges (note 3):
    MSP contracts ................        (3,261)        (5,016)        (5,206)
    LSFP contracts ...............        (1,843)        (4,475)        (1,622)
                                     -----------    -----------    -----------
      Net equity transactions ....    (1,077,254)    (1,948,307)     4,478,955
                                     -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................    (2,695,794)    (5,885,714)     8,211,205
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................    16,299,104     27,161,584     19,440,162
                                     -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................    13,603,310     21,275,870     27,651,367
                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ................       945,180      1,120,543        851,973
                                     -----------    -----------    -----------
  Units purchased ................        54,840         78,609        244,716
  Units redeemed .................      (122,670)      (173,423)       (44,204)
                                     -----------    -----------    -----------
  Ending units ...................       877,350      1,025,729      1,052,485
                                     ===========    ===========    ===========



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                      ACVPINCGR                                        ACVPINT
                                     --------------------------------------------    --------------------------------------------
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $     25,588          19,812           9,787          48,508         (57,236)        (69,824)
  Realized gain (loss) on
    investments ..................       (134,816)        (89,540)        284,636      (1,851,150)     (4,593,326)      4,241,761
  Change in unrealized gain (loss)
    on investments ...............       (321,264)       (116,468)       (502,325)      1,113,898      (1,673,603)     (6,567,737)
  Reinvested capital gains .......             --              --              --              --       1,789,528         478,387
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..       (430,492)       (186,196)       (207,902)       (688,744)     (4,534,637)     (1,917,413)
                                     ------------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
      contract owners ............        158,651         241,111         299,161         658,048         804,430         894,573
  Transfers between funds ........       (246,181)        (85,385)       (271,086)       (763,988)       (808,094)      2,928,133
  Surrenders .....................       (106,271)       (100,196)        (51,493)       (316,927)       (221,349)       (335,220)
  Death benefits (note 4) ........             --              --         (25,440)             --         (10,896)        (42,512)
  Policy loans (net of repayments)
    (note 5) .....................        (20,748)         12,720         (42,710)       (118,666)        (94,524)        (58,469)
  Deductions for surrender charges
    (note 2d) ....................         (6,515)         (9,963)         (5,203)        (19,430)        (21,700)        (33,872)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................        (88,031)        (85,170)        (70,582)       (304,639)       (347,662)       (393,356)
  Asset charges (note 3):
    MSP contracts ................         (1,331)         (1,213)         (2,043)         (2,324)         (4,176)         (7,808)
    LSFP contracts ...............           (991)           (973)         (1,779)         (3,794)         (3,690)         (7,449)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....       (311,417)        (29,069)       (171,175)       (871,720)       (707,661)      2,944,020
                                     ------------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................       (741,909)       (215,265)       (379,077)     (1,560,464)     (5,242,298)      1,026,607
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................      4,276,892       4,560,448       4,823,083      14,630,605      22,457,622      24,752,338
                                     ------------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $  3,534,983       4,345,183       4,444,006      13,070,141      17,215,324      25,778,945
                                     ============    ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        416,289         403,910         378,466         950,787       1,027,636         935,555
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................         23,812          23,687          36,615          54,472          52,184         161,919
  Units redeemed .................        (55,271)        (25,973)        (51,785)       (113,699)        (90,622)        (56,930)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................        384,830         401,624         363,296         891,560         989,198       1,040,544
                                     ============    ============    ============    ============    ============    ============

                                                       ACVPVAL
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........         57,416          62,255          24,333
  Realized gain (loss) on
    investments ..................        255,473         239,766        (211,438)
  Change in unrealized gain (loss)
    on investments ...............     (1,620,586)         45,947         100,772
  Reinvested capital gains .......        677,932              --          89,531
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..       (629,765)        347,968           3,198
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
      contract owners ............        509,273         251,215         231,983
  Transfers between funds ........      1,290,478       1,604,494        (231,223)
  Surrenders .....................       (267,774)       (176,589)         (5,346)
  Death benefits (note 4) ........         (6,357)         (8,527)             --
  Policy loans (net of repayments)
    (note 5) .....................       (157,183)        287,559          (9,685)
  Deductions for surrender charges
    (note 2d) ....................        (16,417)        (16,541)           (540)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (224,674)       (123,367)        (51,958)
  Asset charges (note 3):
    MSP contracts ................         (4,086)         (2,269)         (1,314)
    LSFP contracts ...............         (3,778)         (2,241)         (1,375)
                                     ------------    ------------    ------------
      Net equity transactions ....      1,119,482       1,813,734         (69,458)
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................        489,717       2,161,702         (66,260)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     12,303,843       6,626,601       2,939,382
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................     12,793,560       8,788,303       2,873,122
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        721,884         435,109         225,895
                                     ------------    ------------    ------------
  Units purchased ................        103,828         121,956          31,668
  Units redeemed .................        (42,646)        (16,766)        (26,930)
                                     ------------    ------------    ------------
  Ending units ...................        783,066         540,299         230,633
                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                      CSGPVEN                                         CSINTEQ
                                     -------------------------------------------    --------------------------------------------
                                         2002           2001            2000            2002            2001            2000
                                     -----------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $    (4,830)         (9,135)        (13,087)        (24,438)        (30,518)        (43,734)
  Realized gain (loss) on
    investments ..................      (265,426)     (1,107,458)        776,038         242,385      (3,180,375)        800,693
  Change in unrealized gain (loss)
    on investments ...............        72,963         588,162        (705,531)       (280,110)      1,767,184      (1,866,958)
  Reinvested capital gains .......            --              --              --              --              --              --
                                     -----------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..      (197,293)       (528,431)         57,420         (62,163)     (1,443,709)     (1,109,999)
                                     -----------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        79,022         100,199         106,519         358,513         545,969         653,750
  Transfers between funds ........      (471,761)       (158,742)     (1,344,657)       (220,881)        361,128      (1,233,342)
  Surrenders .....................       (88,855)        (61,863)        (17,859)       (170,610)       (263,283)       (110,873)
  Death benefits (note 4) ........            --              --              --         (13,727)         (5,395)        (12,678)
  Policy loans (net of repayments)
    (note 5) .....................        14,620          20,509         (14,502)          4,377         (14,686)       (119,308)
  Deductions for surrender charges
    (note 2d) ....................        (5,448)         (6,151)         (1,805)        (10,460)        (25,991)        (11,203)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (31,510)        (48,111)        (51,580)       (167,529)       (187,373)       (222,077)
  Asset charges (note 3):
    MSP contracts ................          (231)           (562)           (931)         (2,270)         (2,847)         (4,392)
    LSFP contracts ...............          (288)           (562)           (791)         (2,261)         (2,664)         (3,417)
                                     -----------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....      (504,451)       (155,283)     (1,325,606)       (224,848)        404,858      (1,063,540)
                                     -----------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................      (701,744)       (683,714)     (1,268,186)       (287,011)     (1,038,851)     (2,173,539)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     1,723,423       2,780,103       4,433,538       6,770,955       9,192,407      13,668,214
                                     -----------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $ 1,021,679       2,096,389       3,165,352       6,483,944       8,153,556      11,494,675
                                     ===========    ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................       154,238         176,075         227,326         679,600         711,440         779,846
                                     -----------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................         9,434          12,193          26,907          37,421          91,876          45,211
  Units redeemed .................       (56,966)        (22,550)       (100,052)        (53,786)        (50,573)       (105,314)
                                     -----------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................       106,706         165,718         154,181         663,235         752,743         719,743
                                     ===========    ============    ============    ============    ============    ============

                                                     CSSMCAPGR
                                     -------------------------------------------
                                         2002           2001            2000
                                     -----------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........       (57,180)        (77,229)       (118,332)
  Realized gain (loss) on
    investments ..................    (3,369,946)     (6,434,395)      9,125,865
  Change in unrealized gain (loss)
    on investments ...............      (365,279)      2,884,716     (10,630,706)
  Reinvested capital gains .......            --              --              --
                                     -----------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..    (3,792,405)     (3,626,908)     (1,623,173)
                                     -----------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............       881,239       1,182,548       1,517,091
  Transfers between funds ........    (1,523,652)     (1,856,921)      5,854,105
  Surrenders .....................      (459,347)       (442,111)       (354,653)
  Death benefits (note 4) ........       (10,226)        (74,603)        (17,059)
  Policy loans (net of repayments)
    (note 5) .....................       (96,812)         61,916        (267,586)
  Deductions for surrender charges
    (note 2d) ....................       (28,161)        (43,604)        (35,836)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................      (418,963)       (483,926)       (549,426)
  Asset charges (note 3):
    MSP contracts ................        (4,179)         (5,513)         (9,580)
    LSFP contracts ...............        (3,881)         (5,193)         (6,555)
                                     -----------    ------------    ------------
      Net equity transactions ....    (1,663,982)     (1,667,407)      6,130,501
                                     -----------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................    (5,456,387)     (5,294,315)      4,507,328
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................    18,229,025      25,677,975      25,526,305
                                     -----------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................    12,772,638      20,383,660      30,033,633
                                     ===========    ============    ============

CHANGES IN UNITS:
  Beginning units ................     1,084,722       1,272,956       1,024,167
                                     -----------    ------------    ------------
  Units purchased ................        61,929          69,683         210,242
  Units redeemed .................      (177,777)       (176,032)        (50,016)
                                     -----------    ------------    ------------
  Ending units ...................       968,874       1,166,607       1,184,393
                                     ===========    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                     DRYMIDCAPIX                                      DRYEUROEQ
                                     --------------------------------------------    --------------------------------------------
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $     (9,367)           (823)            107            (273)           (740)            (16)
  Realized gain (loss) on
    investments ..................        223,736        (157,847)              5          (1,620)         24,498              76
  Change in unrealized gain (loss)
    on investments ...............       (469,277)         84,127          (2,927)         (2,189)         (7,368)            276
  Reinvested capital gains .......         14,741              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..       (240,167)        (74,543)         (2,815)         (4,082)         16,390             336
                                     ------------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        154,794         101,269             369           5,499           6,529             127
  Transfers between funds ........      1,525,188         685,013         156,516         (27,953)        (40,028)         24,265
  Surrenders .....................       (100,167)        (16,755)             --              --            (779)             --
  Death benefits (note 4) ........         (1,826)         (2,305)             --              --              --              --
  Policy loans (net of repayments)
    (note 5) .....................        (10,308)        (16,803)             --              (7)           (246)             --
  Deductions for surrender charges
    (note 2d) ....................         (6,141)           (581)             --              --             (78)             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................        (88,581)        (53,649)           (332)         (1,510)         (3,820)            (84)
  Asset charges (note 3):
    MSP contracts ................         (1,985)           (883)             --              --             (46)             --
    LSFP contracts ...............           (846)           (690)             (2)             (4)            (46)             (2)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....      1,470,128         694,616         156,551         (23,975)        (38,514)         24,306
                                     ------------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................      1,229,961         620,073         153,736         (28,057)        (22,124)         24,642
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................      3,340,634       1,798,789              --          81,927         111,201              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $  4,570,595       2,418,862         153,736          53,870          89,077          24,642
                                     ============    ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        325,991         171,893              --          12,374          11,957              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................        159,613          66,905          15,616             584           5,083           2,532
  Units redeemed .................        (20,754)         (8,319)            (34)         (4,082)         (4,941)             (9)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................        464,850         230,479          15,582           8,876          12,099           2,523
                                     ============    ============    ============    ============    ============    ============

                                                      DRYSMCAPIXS
                                     -------------------------------------------
                                         2002            2001           2000
                                     ------------    ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ..........             --              --             --
  Realized gain (loss) on
    investments ..................             --              --             --
  Change in unrealized gain (loss)
    on investments ...............             (1)             --             --
  Reinvested capital gains .......             --              --             --
                                     ------------    ------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..             (1)             --             --
                                     ------------    ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............             42              --             --
  Transfers between funds ........             --              --             --
  Surrenders .....................             --              --             --
  Death benefits (note 4) ........             --              --             --
  Policy loans (net of repayments)
    (note 5) .....................             --              --             --
  Deductions for surrender charges
    (note 2d) ....................             --              --             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................              4              --             --
  Asset charges (note 3):
    MSP contracts ................             --              --             --
    LSFP contracts ...............             --              --             --
                                     ------------    ------------   ------------
      Net equity transactions ....             46              --             --
                                     ------------    ------------   ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................             45              --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................             --              --             --
                                     ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................             45              --             --
                                     ============    ============   ============

CHANGES IN UNITS:
  Beginning units ................             --              --             --
                                     ------------    ------------   ------------
  Units purchased ................              5              --             --
  Units redeemed .................             --              --             --
                                     ------------    ------------   ------------
  Ending units ...................              5              --             --
                                     ============    ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                       DRYSTKIX                                        DRYVIFAPP
                                     --------------------------------------------    --------------------------------------------
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $    203,366         134,708         118,288         (24,928)        (24,765)        (29,012)
  Realized gain (loss) on
    investments ..................         22,855         454,088       2,928,971         (37,083)         (2,027)        135,059
  Change in unrealized gain (loss)
    on investments ...............    (12,050,908)     (7,875,749)     (4,181,387)       (577,554)       (443,797)         76,037
  Reinvested capital gains .......             --          17,292         121,999              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..    (11,824,687)     (7,269,661)     (1,012,129)       (639,565)       (470,589)        182,084
                                     ------------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............      4,365,583       5,890,958       6,862,909         352,474         479,090         591,595
  Transfers between funds ........     (1,894,516)       (121,572)     (3,075,606)        247,170         (94,221)       (477,526)
  Surrenders .....................     (2,750,577)     (2,671,328)     (1,381,645)        (94,718)       (153,369)        (83,758)
  Death benefits (note 4) ........        (56,450)       (100,377)        (96,711)        (10,587)         (3,207)         (8,995)
  Policy loans (net of repayments)
    (note 5) .....................         36,815         125,462      (1,024,693)        (17,487)        (10,932)        (48,863)
  Deductions for surrender charges
    (note 2d) ....................       (168,631)       (254,333)       (139,608)         (5,807)        (14,909)         (8,463)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................     (2,064,286)     (1,936,376)     (2,087,192)       (152,973)       (150,847)       (150,855)
  Asset charges (note 3):
    MSP contracts ................        (16,143)        (22,120)        (27,281)         (1,252)         (1,342)         (1,436)
    LSFP contracts ...............        (27,686)        (19,315)        (29,747)         (3,074)         (1,418)         (2,383)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....     (2,575,891)        890,999        (999,574)        313,746          48,845        (190,684)
                                     ------------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................    (14,400,578)     (6,378,662)     (2,011,703)       (325,819)       (421,744)         (8,600)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     88,822,689      99,153,528     112,551,441       6,748,865       7,251,397       7,890,198
                                     ------------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $ 74,422,111      92,774,866     110,539,738       6,423,046       6,829,653       7,881,598
                                     ------------     -----------    ------------    ------------    ------------    ------------

CHANGES IN UNITS:
  Beginning units ................      3,551,969       3,460,355       3,543,874         520,418         503,469         540,642
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................        141,012         298,411         249,991          47,996          45,940          55,457
  Units redeemed .................       (244,600)       (267,204)       (290,637)        (23,928)        (41,780)        (69,099)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................      3,448,381       3,491,562       3,503,228         544,486         507,629         527,000
                                     ============    ============    ============    ============    ============    ============

                                                     DRYVIFGRINC
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........         (2,225)         (3,230)         (1,330)
  Realized gain (loss) on
    investments ..................        (15,841)         22,272          35,335
  Change in unrealized gain (loss)
    on investments ...............       (426,861)        (67,158)        (68,777)
  Reinvested capital gains .......             --          34,985             729
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..       (444,927)        (13,131)        (34,043)
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        117,641         150,497         177,776
  Transfers between funds ........        (11,837)        296,517         267,217
  Surrenders .....................        (53,600)       (101,241)        (20,894)
  Death benefits (note 4) ........         (7,828)             --              --
  Policy loans (net of repayments)
    (note 5) .....................         (5,710)         (8,953)        (23,096)
  Deductions for surrender charges
    (note 2d) ....................         (3,286)         (9,683)         (2,111)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................        (68,685)        (67,894)        (64,718)
  Asset charges (note 3):
    MSP contracts ................         (1,316)         (1,837)         (1,959)
    LSFP contracts ...............           (964)         (1,846)         (1,057)
                                     ------------    ------------    ------------
      Net equity transactions ....        (35,585)        255,560         331,158
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................       (480,512)        242,429         297,115
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................      2,888,177       3,133,370       2,845,869
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................      2,407,665       3,375,799       3,142,984
                                     ------------    ------------    ------------

CHANGES IN UNITS:
  Beginning units ................        217,273         220,323         191,266
                                     ------------    ------------    ------------
  Units purchased ................         10,054          36,810          30,745
  Units redeemed .................        (12,820)        (18,319)         (8,209)
                                     ------------    ------------    ------------
  Ending units ...................        214,507         238,814         213,802
                                     ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                      FEDQUALBD                                      FIDVIPEI
                                     -------------------------------------------   --------------------------------------------
                                         2002            2001           2000           2002            2001            2000
                                     ------------    ------------   ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $       (518)             --             --        913,581       1,024,697       1,079,658
  Realized gain (loss) on
    investments ..................            349              --             --       (404,127)        192,483       3,142,483
  Change in unrealized gain (loss)
    on investments ...............          7,065              --             --     (7,151,662)     (6,130,567)    (12,517,632)
  Reinvested capital gains .......             --              --             --      1,645,146       3,782,228       5,255,479
                                     ------------    ------------   ------------   ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..          6,896              --             --     (4,997,062)     (1,131,159)     (3,040,012)
                                     ------------    ------------   ------------   ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............          1,364              --             --      3,520,956       3,938,299       4,429,516
  Transfers between funds ........        604,452              --             --       (136,493)      1,544,015      (8,803,011)
  Surrenders .....................        (15,166)             --             --     (2,132,618)     (2,123,384)     (1,255,894)
  Death benefits (note 4) ........             --              --             --       (303,680)        (81,304)        (54,888)
  Policy loans (net of repayments)
    (note 5) .....................             --              --             --       (292,872)       (396,896)       (401,600)
  Deductions for surrender charges
    (note 2d) ....................           (930)             --             --       (130,745)       (203,037)       (126,902)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................         (3,719)             --             --     (1,840,578)     (1,755,103)     (1,505,431)
  Asset charges (note 3):
    MSP contracts ................             (2)             --             --        (18,864)        (20,023)        (19,480)
    LSFP contracts ...............            (25)             --             --        (11,744)        (17,144)         (9,252)
                                     ------------    ------------   ------------   ------------    ------------    ------------
      Net equity transactions ....        585,974              --             --     (1,346,638)        885,423      (7,746,942)
                                     ------------    ------------   ------------   ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................        592,870              --             --     (6,343,700)       (245,736)    (10,786,954)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................             --              --             --     77,024,402      81,772,283      87,067,928
                                     ------------    ------------   ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $    592,870              --             --     70,680,702      81,526,547      76,280,974
                                     ============    ============   ============   ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................             --              --             --      2,285,562       2,276,206       2,594,139
                                     ------------    ------------   ------------   ------------    ------------    ------------
  Units purchased ................         60,619              --             --        108,621         170,115         143,320
  Units redeemed .................         (1,960)             --             --       (151,068)       (140,669)       (386,932)
                                     ------------    ------------   ------------   ------------    ------------    ------------
  Ending units ...................         58,659              --             --      2,243,115       2,305,652       2,350,527
                                     ============    ============   ============   ============    ============    ============

                                                       FIDVIPGR
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........       (179,946)       (454,454)       (532,869)
  Realized gain (loss) on
    investments ..................     (2,289,880)     (1,238,978)      2,059,137
  Change in unrealized gain (loss)
    on investments ...............    (20,322,744)    (24,164,713)    (12,750,495)
  Reinvested capital gains .......             --      10,107,480      19,550,081
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..    (22,792,570)    (15,750,665)      8,325,854
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............      5,521,488       6,864,333       7,943,065
  Transfers between funds ........     (3,236,387)     (3,663,192)      3,321,120
  Surrenders .....................     (2,843,328)     (3,234,150)     (2,523,478)
  Death benefits (note 4) ........        (96,620)       (114,991)       (169,499)
  Policy loans (net of repayments)
    (note 5) .....................       (361,201)       (860,279)     (1,713,602)
  Deductions for surrender charges
    (note 2d) ....................       (174,317)       (308,016)       (254,985)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................     (2,921,416)     (3,164,802)     (3,432,518)
  Asset charges (note 3):
    MSP contracts ................        (17,677)        (25,870)        (35,236)
    LSFP contracts ...............        (14,590)        (23,068)        (16,215)
                                     ------------    ------------    ------------
      Net equity transactions ....     (4,144,048)     (4,530,035)      3,118,652
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................    (26,936,618)    (20,280,700)     11,444,506
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................    119,372,389     156,911,792     177,055,951
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................     92,435,771     136,631,092     188,500,457
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................      3,226,113       3,462,746       3,435,387
                                     ------------    ------------    ------------
  Units purchased ................        173,874         180,579         229,115
  Units redeemed .................       (300,497)       (293,959)       (168,026)
                                     ------------    ------------    ------------
  Ending units ...................      3,099,490       3,349,366       3,496,476
                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                       FIDVIPHI                                        FIDVIPOV
                                     --------------------------------------------    --------------------------------------------
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $  1,672,884       2,311,048       1,603,110          56,514       1,011,629         302,745
  Realized gain (loss) on
    investments ..................     (3,043,228)     (2,186,122)       (482,544)     (5,400,554)       (557,733)        892,019
  Change in unrealized gain (loss)
    on investments ...............        582,359      (1,691,749)     (2,437,706)      4,898,918      (4,978,165)     (5,522,151)
  Reinvested capital gains .......             --              --              --              --       1,740,234       2,677,139
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..       (787,985)     (1,566,823)     (1,317,140)       (445,122)     (2,784,035)     (1,650,248)
                                     ------------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        900,310       1,385,253       1,463,730         842,129       1,206,648       1,281,240
  Transfers between funds ........       (311,858)        958,129      (1,265,043)        168,130        (611,441)        346,775
  Surrenders .....................       (568,572)       (570,276)       (405,504)       (476,718)       (588,906)       (610,030)
  Death benefits (note 4) ........        (12,944)        (29,217)       (150,536)        (53,831)        (53,597)         (6,254)
  Policy loans (net of repayments)
    (note 5) .....................        (15,710)        (48,423)        (44,688)        (31,133)        (51,702)       (255,163)
  Deductions for surrender charges
    (note 2d) ....................        (34,858)        (55,333)        (40,974)        (29,226)        (55,241)        (61,641)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (457,632)       (479,235)       (512,558)       (380,645)       (418,909)       (472,176)
  Asset charges (note 3):
    MSP contracts ................         (6,452)         (7,753)        (12,110)         (2,460)         (3,141)         (5,527)
    LSFP contracts ...............         (4,071)         (7,030)         (4,027)         (2,629)         (3,139)         (4,092)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....       (511,787)      1,146,115        (971,710)         33,617        (579,428)        213,132
                                     ------------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................     (1,299,772)       (420,708)     (2,288,850)       (411,505)     (3,363,463)     (1,437,116)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     16,642,189      18,222,153      26,005,933      17,277,545      23,708,747      30,848,846
                                     ------------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $ 15,342,417      17,801,445      23,717,083      16,866,040      20,345,284      29,411,730
                                     ============    ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................      1,017,739         972,429       1,081,513       1,067,775       1,146,574       1,202,196
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................         31,670         121,422          71,227          55,729          69,807          85,062
  Units redeemed .................        (68,655)        (77,015)       (108,303)        (51,117)       (100,029)        (76,186)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................        980,754       1,016,836       1,044,437       1,072,387       1,116,352       1,211,072
                                     ============    ============    ============    ============    ============    ============

                                                       FIDVIPAM
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........        866,262       1,059,205         895,320
  Realized gain (loss) on
    investments ..................       (125,745)        (59,778)        433,360
  Change in unrealized gain (loss)
    on investments ...............     (3,028,636)     (2,625,954)     (4,136,199)
  Reinvested capital gains .......             --         442,307       2,429,670
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..     (2,288,119)     (1,184,220)       (377,849)
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        916,490       1,043,479       1,244,248
  Transfers between funds ........       (406,455)       (170,180)       (924,372)
  Surrenders .....................       (552,750)       (473,172)       (567,376)
  Death benefits (note 4) ........        (19,130)        (13,878)         (2,142)
  Policy loans (net of repayments)
    (note 5) .....................        (64,667)       (107,810)       (173,537)
  Deductions for surrender charges
    (note 2d) ....................        (33,888)        (43,551)        (57,331)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (557,750)       (542,540)       (552,527)
  Asset charges (note 3):
    MSP contracts ................         (4,869)         (5,253)         (5,718)
    LSFP contracts ...............         (1,634)         (3,170)         (1,465)
                                     ------------    ------------    ------------
      Net equity transactions ....       (724,653)       (316,075)     (1,040,220)
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................     (3,012,772)     (1,500,295)     (1,418,069)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     26,615,885      29,485,536      33,107,722
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................     23,603,113      27,985,241      31,689,653
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................      1,094,419       1,150,637       1,229,226
                                     ------------    ------------    ------------
  Units purchased ................         48,008          64,031          55,425
  Units redeemed .................        (76,769)        (77,267)        (94,570)
                                     ------------    ------------    ------------
  Ending units ...................      1,065,658       1,137,401       1,190,081
                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                      FIDVIPCON                                       FIDVIPGROP
                                     --------------------------------------------    --------------------------------------------
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $    218,509         241,014         (23,856)         24,582             917          56,261
  Realized gain (loss) on
    investments ..................       (163,378)        162,496         945,114        (153,287)       (248,411)       (101,481)
  Change in unrealized gain (loss)
    on investments ...............       (642,454)     (8,610,832)    (11,000,361)       (426,960)       (227,308)       (594,322)
  Reinvested capital gains .......             --       1,612,865       8,862,945              --              --         391,834
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..       (587,323)     (6,594,457)     (1,216,158)       (555,665)       (474,802)       (247,708)
                                     ------------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............      2,372,565       3,023,444       3,837,418         336,231         445,633         508,076
  Transfers between funds ........     (1,706,431)     (2,772,157)     (1,104,072)       (218,867)         38,366         309,440
  Surrenders .....................     (1,106,419)     (1,048,422)     (1,365,620)        (59,759)       (215,680)       (111,294)
  Death benefits (note 4) ........        (21,782)       (129,991)        (55,531)         (4,698)             --          (3,952)
  Policy loans (net of repayments)
    (note 5) .....................       (173,771)       (236,939)       (591,250)        (11,061)         (8,801)          2,280
  Deductions for surrender charges
    (note 2d) ....................        (67,832)        (97,323)       (137,989)         (3,664)        (21,446)        (11,246)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................     (1,260,885)     (1,241,249)     (1,338,124)       (110,796)       (121,205)       (141,512)
  Asset charges (note 3):
    MSP contracts ................        (12,729)        (15,375)        (19,921)           (984)         (1,472)         (2,065)
    LSFP contracts ...............        (11,117)        (14,864)        (11,340)         (1,202)         (1,306)         (1,619)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....     (1,988,401)     (2,532,876)       (786,429)        (74,800)        114,089         548,108
                                     ------------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................     (2,575,724)     (9,127,333)     (2,002,587)       (630,465)       (360,713)        300,400
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     52,593,790      64,099,278      71,247,015       4,129,080       5,170,670       6,683,909
                                     ------------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $ 50,018,066      54,971,945      69,244,428       3,498,615       4,809,957       6,984,309
                                     ============    ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................      2,539,821       2,697,733       2,777,590         420,111         446,913         475,926
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................        122,070         153,008         192,889          39,967          78,247          73,726
  Units redeemed .................       (217,710)       (273,054)       (225,458)        (48,266)        (66,988)        (31,675)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................      2,444,181       2,577,687       2,745,021         411,812         458,172         517,977
                                     ============    ============    ============    ============    ============    ============

                                                      GVITEMMRKTS
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........         (1,901)            406              --
  Realized gain (loss) on
    investments ..................         23,005         (15,291)             --
  Change in unrealized gain (loss)
    on investments ...............        (45,284)           (744)             --
  Reinvested capital gains .......             --              --              --
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..        (24,180)        (15,629)             --
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............         21,508           1,549              --
  Transfers between funds ........        824,849         203,323              --
  Surrenders .....................         (5,931)             --              --
  Death benefits (note 4) ........         (1,829)             --              --
  Policy loans (net of repayments)
    (note 5) .....................        (34,566)            408              --
  Deductions for surrender charges
    (note 2d) ....................           (364)             --              --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................         (9,689)         (3,861)             --
  Asset charges (note 3):
    MSP contracts ................           (309)            (23)             --
    LSFP contracts ...............            (87)            (23)             --
                                     ------------    ------------    ------------
      Net equity transactions ....        793,582         201,373              --
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................        769,402         185,744              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................        427,577           9,243              --
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................      1,196,979         194,987              --
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................         52,012           1,063              --
                                     ------------    ------------    ------------
  Units purchased ................        104,783          21,456              --
  Units redeemed .................         (6,039)           (462)             --
                                     ------------    ------------    ------------
  Ending units ...................        150,756          22,057              --
                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                               GVITGLFIN                      GVITGLHLTH                        GVITGLTECH
                                     -----------------------------   -----------------------------   -------------------------------
                                       2002        2001      2000      2002        2001      2000      2002        2001        2000
                                     --------    -------   -------   --------    -------   -------   --------    --------    -------
INVESTMENT ACTIVITY:
  Net investment income ..........   $     (1)        --        --         (5)        --        --        450      (1,637)        --
  Realized gain (loss) on
    investments ..................        (49)        --        --       (143)        --        --    (97,067)   (139,880)        --
  Change in unrealized gain (loss)
    on investments ...............         (5)        --        --       (303)        --        --    (35,900)     17,052         --
  Reinvested capital gains .......         --         --        --         --         --        --         --          --         --
                                     --------    -------   -------   --------    -------   -------   --------    --------    -------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ...        (55)        --        --       (451)        --        --   (132,517)   (124,465)        --
                                     --------    -------   -------   --------    -------   -------   --------    --------    -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............         --         --        --         99         --        --     26,131      26,793         --
  Transfers between funds ........      1,222         --        --      5,324         --        --     29,613     181,965         --
  Surrenders .....................         --         --        --         --         --        --    (51,948)     (1,754)        --
  Death benefits (note 4) ........         --         --        --         --         --        --         --          --         --
  Policy loans (net of repayments)
    (note 5) .....................       (997)        --        --       (965)        --        --     24,960     (55,418)        --
  Deductions for surrender charges
    (note 2d) ....................         --         --        --         --         --        --     (3,185)       (157)        --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................          2         --        --        (12)        --        --    (12,898)    (13,678)        --
  Asset charges (note 3):
    MSP contracts ................         --         --        --         --         --        --       (107)        (51)        --
    LSFP contracts ...............         --         --        --         --         --        --         --         (51)        --
                                     --------    -------   -------   --------    -------   -------   --------    --------    -------
      Net equity transactions ....        227         --        --      4,446         --        --     12,566     137,649         --
                                     --------    -------   -------   --------    -------   -------   --------    --------    -------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................        172         --        --      3,995         --        --   (119,951)     13,184         --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................         --         --        --         --         --        --    349,973     406,177         --
                                     --------    -------   -------   --------    -------   -------   --------    --------    -------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $    172         --        --      3,995         --        --    230,022     419,361         --
                                     ========    =======   =======   ========    =======   =======   ========    ========    =======

CHANGES IN UNITS:
  Beginning units ................         --         --        --         --         --        --    102,616      67,646         --
                                     --------    -------   -------   --------    -------   -------   --------    --------    -------
  Units purchased ................        125         --        --        570         --        --     26,384      49,837         --
  Units redeemed .................       (107)        --        --       (120)        --        --    (29,579)    (18,523)        --
                                     --------    -------   -------   --------    -------   -------   --------    --------    -------
  Ending units ...................         18         --        --        450         --        --     99,421      98,960         --
                                     ========    =======   =======   ========    =======   =======   ========    ========    =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                      GVITGLUTL                                     GVITGVTBD
                                     -------------------------------------------   --------------------------------------------
                                         2002            2001           2000           2002            2001            2000
                                     ------------    ------------   ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $         (5)             --             --        347,225         311,757         286,352
  Realized gain (loss) on
    investments ..................           (121)             --             --        (11,902)        464,794        (221,850)
  Change in unrealized gain (loss)
    on investments ...............            (70)             --             --        330,669        (556,157)        332,542
  Reinvested capital gains .......             --              --             --         18,684              --              --
                                     ------------    ------------   ------------   ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..           (196)             --             --        684,676         220,394         397,044
                                     ------------    ------------   ------------   ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............             75              --             --        521,267         479,437         372,276
  Transfers between funds ........          1,318              --             --      1,379,921       2,103,692      (2,462,597)
  Surrenders .....................             --              --             --     (1,193,939)       (159,059)       (137,220)
  Death benefits (note 4) ........             --              --             --        (32,722)        (29,565)         (3,333)
  Policy loans (net of repayments)
    (note 5) .....................             --              --             --       (242,031)     (1,135,065)        (83,357)
  Deductions for surrender charges
    (note 2d) ....................             --              --             --        (73,197)        (15,547)        (13,865)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................            (14)             --             --       (367,780)       (276,335)       (211,364)
  Asset charges (note 3):
    MSP contracts ................             --              --             --         (8,101)         (5,749)         (4,902)
    LSFP contracts ...............             --              --             --         (3,819)         (4,691)         (1,913)
                                     ------------    ------------   ------------   ------------    ------------    ------------
     Net equity transactions .....          1,379              --             --        (20,401)        957,118      (2,546,275)
                                     ------------    ------------   ------------   ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................          1,183              --             --        664,275       1,177,512      (2,149,231)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................             --              --             --     18,686,828      12,999,190      13,361,909
                                     ------------    ------------   ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $      1,183              --             --     19,351,103      14,176,702      11,212,678
                                     ============    ============   ============   ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................             --              --             --        940,162         696,947         791,927
                                     ------------    ------------   ------------   ------------    ------------    ------------
  Units purchased ................            129              --             --         94,039         133,418          31,058
  Units redeemed .................             (2)             --             --        (94,147)        (85,258)       (181,526)
                                     ------------    ------------   ------------   ------------    ------------    ------------
  Ending units ...................            127              --             --        940,054         745,107         641,459
                                     ============    ============   ============   ============    ============    ============

                                                      GVITGROWTH
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........        (64,011)        (81,646)        (71,848)
  Realized gain (loss) on
    investments ..................      (874,267)     (2,272,073)       (109,051)
  Change in unrealized gain (loss)
    on investments ...............     (2,342,672)     (3,438,361)         94,663
  Reinvested capital gains .......             --              --              --
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..     (3,280,950)     (5,792,080)        (86,236)
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............      1,882,826       2,123,811       2,843,926
  Transfers between funds ........       (560,635)       (567,729)     (5,632,319)
  Surrenders .....................       (419,757)       (761,717)       (711,002)
  Death benefits (note 4) ........        (47,039)        (68,811)        (53,729)
  Policy loans (net of repayments)
    (note 5) .....................         29,641        (466,560)       (381,556)
  Deductions for surrender charges
    (note 2d) ....................        (25,734)        (70,120)        (71,843)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (716,452)       (753,152)     (1,024,119)
  Asset charges (note 3):
    MSP contracts ................         (2,941)         (5,076)        (11,072)
    LSFP contracts ...............         (4,588)         (4,549)         (8,000)
                                     ------------    ------------    ------------
     Net equity transactions .....        135,321        (573,903)     (5,049,714)
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................     (3,145,629)     (6,365,983)     (5,135,950)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     18,678,345      26,950,799      43,171,073
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................     15,532,716      20,584,816      38,035,123
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................      1,157,307       1,201,390       1,403,197
                                     ------------    ------------    ------------
  Units purchased ................        128,412         118,989          99,297
  Units redeemed .................       (121,142)       (160,325)       (269,582)
                                     ------------    ------------    ------------
  Ending units ...................      1,164,577       1,160,054       1,232,912
                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                       GVITIDAGG                                    GVITIDCON
                                     -------------------------------------------   -------------------------------------------
                                         2002            2001           2000           2002            2001           2000
                                     ------------    ------------   ------------   ------------    ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $        277              --             --            533              --             --
  Realized gain (loss) on
    investments ..................            (57)             --             --            (12)             --             --
  Change in unrealized gain (loss)
    on investments ...............         (6,795)             --             --         (1,278)             --             --
  Reinvested capital gains .......             22              --             --              1              --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..         (6,553)             --             --           (756)             --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............         12,117              --             --             33              --             --
  Transfers between funds ........        121,807              --             --        127,002              --             --
  Surrenders .....................         (6,363)             --             --             --              --             --
  Death benefits (note 4) ........             --              --             --             --              --             --
  Policy loans (net of repayments)
    (note 5) .....................         (2,139)             --             --           (687)             --             --
  Deductions for surrender charges
    (note 2d) ....................           (390)             --             --             --              --             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................         (3,503)             --             --           (465)             --             --
  Asset charges (note 3):
    MSP contracts ................             --              --             --             --              --             --
    LSFP contracts ...............             --              --             --            (23)             --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------
      Net equity transactions ....        121,529              --             --        125,860              --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................        114,976              --             --        125,104              --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................             --              --             --             --              --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $    114,976              --             --        125,104              --             --
                                     ============    ============   ============   ============    ============   ============

CHANGES IN UNITS:
  Beginning units ................             --              --             --             --              --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------
  Units purchased ................         13,659              --             --         13,039              --             --
  Units redeemed .................         (1,511)             --             --           (509)             --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------
  Ending units ...................         12,148              --             --         12,530              --             --
                                     ============    ============   ============   ============    ============   ============

                                                       GVITIDMOD
                                     -------------------------------------------
                                         2002            2001           2000
                                     ------------    ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ..........            375              --             --
  Realized gain (loss) on
    investments ..................             (3)             --             --
  Change in unrealized gain (loss)
    on investments ...............         (3,809)             --             --
  Reinvested capital gains .......             --              --             --
                                     ------------    ------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..         (3,437)             --             --
                                     ------------    ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............          3,075              --             --
  Transfers between funds ........        106,540              --             --
  Surrenders .....................             --              --             --
  Death benefits (note 4) ........             --              --             --
  Policy loans (net of repayments)
    (note 5) .....................           (129)             --             --
  Deductions for surrender charges
    (note 2d) ....................             --              --             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................           (823)             --             --
  Asset charges (note 3):
    MSP contracts ................             --              --             --
    LSFP contracts ...............             --              --             --
                                     ------------    ------------   ------------
      Net equity transactions ....        108,663              --             --
                                     ------------    ------------   ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................        105,226              --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................             --              --             --
                                     ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................        105,226              --             --
                                     ============    ============   ============

CHANGES IN UNITS:
  Beginning units ................             --              --             --
                                     ------------    ------------   ------------
  Units purchased ................         10,986              --             --
  Units redeemed .................            (95)             --             --
                                     ------------    ------------   ------------
  Ending units ...................         10,891              --             --
                                     ============    ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                     GVITIDMODAGG                                  GVITIDMODCON
                                     -------------------------------------------   -------------------------------------------
                                         2002            2001           2000           2002            2001           2000
                                     ------------    ------------   ------------   ------------    ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $      1,445              --             --             87              --             --
  Realized gain (loss) on
    investments ..................            107              --             --             --              --             --
  Change in unrealized gain (loss)
    on investments ...............        (24,319)             --             --           (397)             --             --
  Reinvested capital gains .......             21              --             --             --              --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..        (22,746)             --             --           (310)             --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............          6,455              --             --            471              --             --
  Transfers between funds ........        467,183              --             --         20,129              --             --
  Surrenders .....................             --              --             --             --              --             --
  Death benefits (note 4) ........             --              --             --             --              --             --
  Policy loans (net of repayments)
    (note 5) .....................           (128)             --             --            (16)             --             --
  Deductions for surrender charges
    (note 2d) ....................             --              --             --             --              --             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................         (5,374)             --             --           (301)             --             --
  Asset charges (note 3):
    MSP contracts ................             --              --             --             --              --             --
    LSFP contracts ...............             --              --             --             --              --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------
      Net equity transactions ....        468,136              --             --         20,283              --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................        445,390              --             --         19,973              --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................             --              --             --             --              --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $    445,390              --             --         19,973              --             --
                                     ============    ============   ============   ============    ============   ============

CHANGES IN UNITS:
  Beginning units ................             --              --             --             --              --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------
  Units purchased ................         47,278              --             --          2,073              --             --
  Units redeemed .................           (708)             --             --            (41)             --             --
                                     ------------    ------------   ------------   ------------    ------------   ------------
  Ending units ...................         46,570              --             --          2,032              --             --
                                     ============    ============   ============   ============    ============   ============

                                                      GVITINTGRO
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........            (85)            (30)             --
  Realized gain (loss) on
    investments ..................          1,791          (2,641)             --
  Change in unrealized gain (loss)
    on investments ...............         (1,930)            223              --
  Reinvested capital gains .......             --              --              --
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..           (224)         (2,448)             --
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............          1,100           1,605              --
  Transfers between funds ........          7,252           6,840              --
  Surrenders .....................        (37,956)             --              --
  Death benefits (note 4) ........             --              --              --
  Policy loans (net of repayments)
    (note 5) .....................         (1,376)             --              --
  Deductions for surrender charges
    (note 2d) ....................         (2,327)             --              --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................         (1,070)           (360)             --
  Asset charges (note 3):
    MSP contracts ................             --              --              --
    LSFP contracts ...............             --              --              --
                                     ------------    ------------    ------------
      Net equity transactions ....        (34,377)          8,085              --
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................        (34,601)          5,637              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................         55,253           4,182              --
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................         20,652           9,819              --
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................          8,456             453              --
                                     ------------    ------------    ------------
  Units purchased ................          1,405             919              --
  Units redeemed .................         (6,431)            (44)             --
                                     ------------    ------------    ------------
  Ending units ...................          3,430           1,328              --
                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                      GVITMYMKT                                        GVITLEAD
                                     --------------------------------------------    -------------------------------------------
                                         2002            2001            2000            2002            2001           2000
                                     ------------    ------------    ------------    ------------    ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $    127,148         981,489       1,280,221             (49)             --             --
  Realized gain (loss) on
    investments ..................             --              --              --            (651)             --             --
  Change in unrealized gain (loss)
    on investments ...............             --              --              --          (1,738)             --             --
  Reinvested capital gains .......             --              --              --              --              --             --
                                     ------------    ------------    ------------    ------------    ------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..        127,148         981,489       1,280,221          (2,438)             --             --
                                     ------------    ------------    ------------    ------------    ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............      2,205,112       3,293,067       6,114,635             254              --             --
  Transfers between funds ........      3,630,194      (6,313,583)     (7,742,197)         75,842              --             --
  Surrenders .....................     (4,416,703)     (2,852,081)     (2,341,166)             --              --             --
  Death benefits (note 4) ........        (64,949)        (95,830)        (12,020)             --              --             --
  Policy loans (net of repayments)
    (note 5) .....................        610,291        (126,145)        (88,608)             --              --             --
  Deductions for surrender charges
    (note 2d) ....................       (270,777)       (277,177)       (236,563)             --              --             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................     (1,005,152)       (918,292)     (1,075,713)           (306)             --             --
  Asset charges (note 3):
    MSP contracts ................        (22,750)        (20,613)        (23,760)            (15)             --             --
    LSFP contracts ...............        (21,596)        (17,110)        (14,711)             --              --             --
                                     ------------    ------------    ------------    ------------    ------------   ------------
      Net equity transactions ....        643,670      (7,327,764)     (5,420,103)         75,775              --             --
                                     ------------    ------------    ------------    ------------    ------------   ------------


NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................        770,818      (6,346,275)     (4,139,882)         73,337              --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     51,650,867      54,591,864      55,937,112              --              --             --
                                     ------------    ------------    ------------    ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $ 52,421,685      48,245,589      51,797,230          73,337              --             --
                                     ============    ============    ============    ============    ============   ============

CHANGES IN UNITS:
  Beginning units ................      3,540,015       3,829,526       4,122,003              --              --             --
                                     ------------    ------------    ------------    ------------    ------------   ------------
  Units purchased ................        310,646         357,664         555,207           7,591              --             --
  Units redeemed .................       (259,330)       (849,514)       (942,324)            (34)             --             --
                                     ------------    ------------    ------------    ------------    ------------   ------------
  Ending units ...................      3,591,331       3,337,676       3,734,886           7,557              --             --
                                     ------------    ------------    ------------    ------------    ------------   ------------

                                                     GVITSMCAPGR
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........         (4,822)         (3,177)            (74)
  Realized gain (loss) on
    investments ..................        (41,401)       (196,926)             (6)
  Change in unrealized gain (loss)
    on investments ...............       (245,642)        203,265          10,790
  Reinvested capital gains .......             --              --              --
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..       (291,865)          3,162          10,710
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............         51,482          62,097           2,464
  Transfers between funds ........        182,815         987,687         164,639
  Surrenders .....................        (69,171)         (3,575)             --
  Death benefits (note 4) ........         (1,609)             --              --
  Policy loans (net of repayments)
    (note 5) .....................         (4,514)        (28,290)             --
  Deductions for surrender charges
    (note 2d) ....................         (4,241)           (356)             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................        (37,193)        (22,380)         (1,854)
  Asset charges (note 3):
    MSP contracts ................           (332)           (279)            (49)
    LSFP contracts ...............           (320)           (232)             (1)
                                     ------------    ------------    ------------
      Net equity transactions ....        116,917         994,672         165,199
                                     ------------    ------------    ------------


NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................       (174,948)        997,834         175,909
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................      1,332,775         760,229              --
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................      1,157,827       1,758,063         175,909
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        186,280          94,113              --
                                     ------------    ------------    ------------
  Units purchased ................         31,850         146,880          17,336
  Units redeemed .................        (16,267)        (10,775)            (50)
                                     ------------    ------------    ------------
  Ending units ...................        201,863         230,218          17,286
                                     ------------    ------------    ------------

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                     GVITSMCAPVAL                                     GVITSMCOMP
                                     --------------------------------------------    --------------------------------------------
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $    (57,391)        (47,433)        (19,582)        (90,859)        (73,921)       (102,778)
  Realized gain (loss) on
    investments ..................       (289,903)      1,246,327          11,300      (1,482,234)     (3,055,166)      8,122,177
  Change in unrealized gain (loss)
    on investments ...............     (2,161,092)      1,311,370         354,545         308,144       2,536,986      (6,349,896)
  Reinvested capital gains .......        308,760              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..     (2,199,626)      2,510,264         346,263      (1,264,949)       (592,101)      1,669,503
                                     ------------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        643,105         336,307         148,244       1,200,595       1,327,862       1,313,025
  Transfers between funds ........        203,698       4,499,866       3,499,689         110,233        (610,757)      4,138,091
  Surrenders .....................       (427,008)        (69,511)        (39,507)       (452,213)       (418,748)       (279,870)
  Death benefits (note 4) ........             --              --              --         (39,732)        (51,961)        (81,053)
  Policy loans (net of repayments)
    (note 5) .....................       (102,594)        (83,251)        (46,649)       (158,114)       (246,762)       (285,259)
  Deductions for surrender charges
    (note 2d) ....................        (26,179)         (6,693)         (3,992)        (27,724)        (41,566)        (28,280)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (321,858)       (159,171)           (954)       (640,008)       (654,215)       (558,463)
  Asset charges (note 3):
    MSP contracts ................         (4,082)         (2,576)         (1,807)         (7,618)         (9,346)        (11,631)
    LSFP contracts ...............         (5,491)         (2,222)         (2,823)         (5,568)         (8,509)         (7,790)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....        (40,409)      4,512,749       3,552,201         (20,149)       (714,002)      4,198,770
                                     ------------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................     (2,240,035)      7,023,013       3,898,464      (1,285,098)     (1,306,103)      5,868,273
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     15,781,967       7,299,116       3,023,167      25,607,027      31,404,476      26,368,753
                                     ------------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $ 13,541,932      14,322,129       6,921,631      24,321,929      30,098,373      32,237,026
                                     ============    ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................      1,034,902         610,738         277,593       1,141,976       1,306,261       1,185,688
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................         87,764         331,749         328,835          66,895          67,272         223,279
  Units redeemed .................       (107,294)        (24,797)        (28,484)        (69,962)       (102,154)        (56,260)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................      1,015,372         917,690         577,944       1,138,909       1,271,379       1,352,707
                                     ============    ============    ============    ============    ============    ============

                                                       GVITTOTRT
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........        (46,705)         (9,295)       (106,966)
  Realized gain (loss) on
    investments ..................       (792,044)       (667,747)      3,133,111
  Change in unrealized gain (loss)
    on investments ...............     (3,976,829)     (6,807,883)       (367,393)
  Reinvested capital gains .......             --              --              --
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..     (4,815,578)     (7,484,925)      2,658,752
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............      4,775,662       5,482,378       6,333,894
  Transfers between funds ........       (598,722)       (780,187)     (7,166,926)
  Surrenders .....................     (1,756,483)     (2,668,055)     (1,999,612)
  Death benefits (note 4) ........       (276,546)       (136,124)       (218,219)
  Policy loans (net of repayments)
    (note 5) .....................       (405,060)       (211,408)     (1,254,590)
  Deductions for surrender charges
    (note 2d) ....................       (107,686)       (249,655)       (202,051)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................     (2,780,239)     (2,783,092)     (2,829,007)
  Asset charges (note 3):
    MSP contracts ................        (15,325)        (18,160)        (21,576)
    LSFP contracts ...............         (9,578)         (9,872)        (10,180)
                                     ------------    ------------    ------------
      Net equity transactions ....     (1,173,977)     (1,374,175)     (7,368,267)
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................     (5,989,555)     (8,859,100)     (4,709,515)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     77,220,609      91,072,596     104,030,242
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................     71,231,054      82,213,496      99,320,727
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................      2,758,504       2,847,611       3,151,278
                                     ------------    ------------    ------------
  Units purchased ................        175,140         190,617         195,738
  Units redeemed .................       (216,532)       (237,952)       (421,549)
                                     ------------    ------------    ------------
  Ending units ...................      2,717,112       2,800,276       2,925,467
                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                      GVITUSGRO                                      JANCAPAP
                                     -------------------------------------------   --------------------------------------------
                                         2002            2001           2000           2002            2001            2000
                                     ------------    ------------   ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $         (1)             --             --         (4,326)          8,549            (200)
  Realized gain (loss) on
    investments ..................             (1)             --             --       (249,592)     (1,005,542)             28
  Change in unrealized gain (loss)
    on investments ...............           (208)             --             --         51,696         385,677           2,637
  Reinvested capital gains .......             --              --             --             --              --              --
                                     ------------    ------------   ------------   ------------    ------------    ------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ...           (210)             --             --       (202,222)       (611,316)          2,465
                                     ------------    ------------   ------------   ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............             --              --             --        167,283         219,751          13,465
  Transfers between funds ........          3,249              --             --         64,696         514,485       1,224,503
  Surrenders .....................             --              --             --       (105,465)        (15,857)             --
  Death benefits (note 4) ........             --              --             --             --              --              --
  Policy loans (net of repayments)
    (note 5) .....................             --              --             --         (7,769)        (87,504)         (4,061)
  Deductions for surrender charges
    (note 2d) ....................             --              --             --         (6,466)         (1,577)             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................            (28)             --             --        (80,599)        (79,517)         (9,381)
  Asset charges (note 3):
    MSP contracts ................             --              --             --           (760)         (1,405)           (155)
    LSFP contracts ...............             --              --             --           (657)         (1,361)            (53)
                                     ------------    ------------   ------------   ------------    ------------    ------------
      Net equity transactions ....          3,221              --             --         30,263         547,015       1,224,318
                                     ------------    ------------   ------------   ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................          3,011              --             --       (171,959)        (64,301)      1,226,783
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................             --              --             --      2,628,238       2,952,867              --
                                     ------------    ------------   ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $      3,011              --             --      2,456,279       2,888,566       1,226,783
                                     ============    ============   ============   ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................             --              --             --        428,785         373,970              --
                                     ------------    ------------   ------------   ------------    ------------    ------------
  Units purchased ................            345              --             --         54,818          84,626         132,669
  Units redeemed .................             (3)             --             --        (50,892)        (33,609)           (912)
                                     ------------    ------------   ------------   ------------    ------------    ------------
  Ending units ...................            342              --             --        432,711         424,987         131,757
                                     ============    ============   ============   ============    ============    ============

                                                      JANGLTECH
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........         (5,468)          3,608            (723)
  Realized gain (loss) on
    investments ..................        (91,434)     (1,479,527)         15,584
  Change in unrealized gain (loss)
    on investments ...............       (429,139)        769,708          28,318
  Reinvested capital gains .......             --              --              --
                                     ------------    ------------    ------------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ...       (526,041)       (706,211)         43,179
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        131,177         217,299          17,841
  Transfers between funds ........       (218,951)        337,965       1,229,736
  Surrenders .....................       (121,466)        (97,934)             --
  Death benefits (note 4) ........             --              --              --
  Policy loans (net of repayments)
    (note 5) .....................         20,275         (67,265)           (420)
  Deductions for surrender charges
    (note 2d) ....................         (7,447)         (9,472)             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................        (43,200)        (55,499)         (7,479)
  Asset charges (note 3):
    MSP contracts ................           (548)           (892)           (150)
    LSFP contracts ...............           (318)           (882)            (44)
                                     ------------    ------------    ------------
      Net equity transactions ....       (240,478)        323,320       1,239,484
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................       (766,519)       (382,891)      1,282,663
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................      1,884,814       2,452,103              --
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................      1,118,295       2,069,212       1,282,663
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        449,115         363,557              --
                                     ------------    ------------    ------------
  Units purchased ................        (13,425)        100,786         127,561
  Units redeemed .................        (55,781)        (48,374)           (452)
                                     ------------    ------------    ------------
  Ending units ...................        379,909         415,969         127,109
                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                      JANINTGRO                                     MGVITMULTISEC
                                     --------------------------------------------    --------------------------------------------
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $     (2,132)          2,245            (425)         16,973           9,166           1,880
  Realized gain (loss) on
    investments ..................        (52,226)       (451,064)         (3,945)          2,108          (3,322)             60
  Change in unrealized gain (loss)
    on investments ...............       (143,252)         66,142          12,462         (10,232)        (11,507)           (928)
  Reinvested capital gains .......             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..       (197,610)       (382,677)          8,092           8,849          (5,663)          1,012
                                     ------------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        110,316         145,130          15,372          23,513          10,314              94
  Transfers between funds ........        887,468         339,003         720,133          56,066         293,894         135,143
  Surrenders .....................        (80,115)         (6,503)             --         (12,428)         (2,843)             --
  Death benefits (note 4) ........         (2,290)             --              --              --            (954)             --
  Policy loans (net of repayments)
    (note 5) .....................          8,220         (68,497)             41          (1,370)            (40)             --
  Deductions for surrender charges
    (note 2d) ....................         (4,912)           (647)             --            (762)           (283)             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................        (54,216)        (46,695)         (2,455)        (10,615)         (3,806)           (112)
  Asset charges (note 3):
    MSP contracts ................           (472)           (812)           (102)           (177)           (331)            (13)
    LSFP contracts ...............           (569)           (807)             --             (51)           (331)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....        863,430         360,172         732,989          54,176         295,620         135,112
                                     ------------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................        665,820         (22,505)        741,081          63,025         289,957         136,124
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................      1,951,169       2,183,068              --         624,691          87,088              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $  2,616,989       2,160,563         741,081         687,716         377,045         136,124
                                     ============    ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        324,749         276,083              --          57,879           8,333              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................        183,703          71,281          76,357           4,783          28,690          13,398
  Units redeemed .................        (10,381)        (22,528)           (212)           (120)         (1,090)            (13)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................        498,071         324,836          76,145          62,542          35,933          13,385
                                     ============    ============    ============    ============    ============    ============

                                                       NBAMTBAL
                                     -------------------------------------------
                                         2002            2001           2000
                                     ------------    ------------   ------------
INVESTMENT ACTIVITY:
  Net investment income ..........          1,049              --             --
  Realized gain (loss) on
    investments ..................            (70)             --             --
  Change in unrealized gain (loss)
    on investments ...............         (5,265)             --             --
  Reinvested capital gains .......             --              --             --
                                     ------------    ------------   ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..         (4,286)             --             --
                                     ------------    ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............            423              --             --
  Transfers between funds ........         37,230              --             --
  Surrenders .....................             --              --             --
  Death benefits (note 4) ........             --              --             --
  Policy loans (net of repayments)
    (note 5) .....................             21              --             --
  Deductions for surrender charges
    (note 2d) ....................             --              --             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................           (732)             --             --
  Asset charges (note 3):
    MSP contracts ................             --              --             --
    LSFP contracts ...............             --              --             --
                                     ------------    ------------   ------------
      Net equity transactions ....         36,942              --             --
                                     ------------    ------------   ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................         32,656              --             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................         14,268              --             --
                                     ------------    ------------   ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................         46,924              --             --
                                     ============    ============   ============

CHANGES IN UNITS:
  Beginning units ................            636              --             --
                                     ------------    ------------   ------------
  Units purchased ................          1,764              --             --
  Units redeemed .................            (35)             --             --
                                     ------------    ------------   ------------
  Ending units ...................          2,365              --             --
                                     ============    ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                       NBAMTGRO                                       NBAMTGUARD
                                     --------------------------------------------    --------------------------------------------
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $    (73,036)       (108,087)       (159,989)          8,384           2,429           4,902
  Realized gain (loss) on
    investments ..................     (2,731,368)    (17,645,247)      6,482,447         (84,123)         51,032          54,204
  Change in unrealized gain (loss)
    on investments ...............     (1,528,126)     (1,209,388)     (5,204,353)       (216,009)       (193,667)        (20,877)
  Reinvested capital gains .......             --      12,536,350       3,211,533              --         152,227              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..     (4,332,530)     (6,426,372)      4,329,638        (291,748)         12,021          38,229
                                     ------------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
      contract owners ............      1,151,862       1,477,318       1,414,184         169,055         130,629         162,390
  Transfers between funds ........     (3,210,445)      1,084,232       9,034,524         (88,140)        555,588        (253,821)
  Surrenders .....................       (402,065)       (512,211)       (519,793)        (28,778)       (101,290)        (55,631)
  Death benefits (note 4) ........        (29,924)        (11,958)        (30,718)             --              --              --
  Policy loans (net of repayments)
    (note 5) .....................       (108,923)       (285,804)       (401,359)        (10,118)        (10,315)          2,483
  Deductions for surrender charges
    (note 2d) ....................        (24,650)        (41,505)        (52,523)         (1,764)        (10,072)         (5,621)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (564,898)       (620,279)       (823,679)        (55,741)        (41,546)        (32,385)
  Asset charges (note 3):
    MSP contracts ................         (4,696)         (7,098)         (9,899)           (917)           (983)           (693)
    LSFP contracts ...............         (3,523)         (6,748)         (5,392)           (974)           (889)           (571)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....     (3,197,262)      1,075,947       8,605,345         (17,377)        521,122        (183,849)
                                     ------------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................     (7,529,792)     (5,350,425)     12,934,983        (309,125)        533,143        (145,620)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     23,714,762      33,341,564      31,072,683       2,584,522       1,974,105       2,270,491
                                     ------------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $ 16,184,970      27,991,139      44,007,666       2,275,397       2,507,248       2,124,871
                                     ============    ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................      1,114,641       1,073,053         862,532         247,137         184,487         213,441
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................         12,237         128,332         276,098           7,648          63,220          20,050
  Units redeemed .................       (185,096)        (80,484)        (46,035)         (9,061)        (15,986)        (40,265)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................        941,782       1,120,901       1,092,595         245,724         231,721         193,226
                                     ============    ============    ============    ============    ============    ============

                                                       NBAMTLMAT
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........        264,424         239,584         290,396
  Realized gain (loss) on
    investments ..................        (11,686)          6,396        (126,374)
  Change in unrealized gain (loss)
    on investments ...............       (159,987)        (76,962)        (99,868)
  Reinvested capital gains .......             --              --              --
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..         92,751         169,018          64,154
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
      contract owners ............        193,222         188,026         137,124
  Transfers between funds ........      1,485,359         354,201        (919,572)
  Surrenders .....................       (295,292)       (394,966)        (71,511)
  Death benefits (note 4) ........        (23,504)             --              --
  Policy loans (net of repayments)
    (note 5) .....................         55,146          47,117           6,299
  Deductions for surrender charges
    (note 2d) ....................        (18,104)        (37,393)         (7,226)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (108,598)        (75,080)        (70,929)
  Asset charges (note 3):
    MSP contracts ................         (2,769)         (2,556)         (3,192)
    LSFP contracts ...............           (602)         (2,409)           (359)
                                     ------------    ------------    ------------
      Net equity transactions ....      1,284,858          76,940        (929,366)
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................      1,377,609         245,958        (865,212)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................      4,952,976       3,885,764       4,928,380
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................      6,330,585       4,131,722       4,063,168
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        298,490         252,610         342,163
                                     ------------    ------------    ------------
  Units purchased ................        107,909          39,743          16,942
  Units redeemed .................        (31,597)        (33,688)        (82,143)
                                     ------------    ------------    ------------
  Ending units ...................        374,802         258,665         276,962
                                     ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                      NBAMTPART                                       OPPAGGGRO
                                     --------------------------------------------    --------------------------------------------
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $     28,973           5,454         117,249           3,705          10,620            (298)
  Realized gain (loss) on
    investments ..................       (541,550)       (443,844)     (1,168,033)       (297,367)     (1,487,777)         61,198
  Change in unrealized gain (loss)
    on investments ...............     (1,816,119)       (680,805)     (3,967,265)        (20,997)        364,370           1,936
  Reinvested capital gains .......             --         860,887       4,631,886              --         315,653              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..     (2,328,696)       (258,308)       (386,163)       (314,659)       (797,134)         62,836
                                     ------------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............      1,302,590       1,521,105       2,085,265         148,956         251,130          61,037
  Transfers between funds ........       (904,618)       (389,828)     (3,920,841)       (149,005)       (252,842)      1,102,594
  Surrenders .....................       (492,999)       (500,277)       (285,520)        (95,373)        (35,278)             --
  Death benefits (note 4) ........        (46,288)        (72,905)        (98,136)         (3,005)             --              --
  Policy loans (net of repayments)
    (note 5) .....................        (83,490)        (87,014)        (38,114)        (16,747)        (28,141)             --
  Deductions for surrender charges
    (note 2d) ....................        (30,225)        (49,182)        (28,850)         (5,847)         (3,271)             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (620,764)       (594,689)       (662,067)        (57,689)        (75,729)         (2,387)
  Asset charges (note 3):
    MSP contracts ................         (7,070)         (8,502)        (10,233)           (469)         (1,114)            (28)
    LSFP contracts ...............         (7,469)         (7,689)         (5,978)            (82)         (1,034)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....       (890,333)       (188,981)     (2,964,474)       (179,261)       (146,279)      1,161,216
                                     ------------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................     (3,219,029)       (447,289)     (3,350,637)       (493,920)       (943,413)      1,224,052
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     23,648,159      24,634,148      30,808,193       1,793,749       2,872,493              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $ 20,429,130      24,186,859      27,457,556       1,299,829       1,929,080       1,224,052
                                     ============    ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................      1,050,337       1,056,621       1,307,010         337,769         369,008              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................         59,963          71,832          99,893          34,526          46,273         114,903
  Units redeemed .................        (97,355)        (81,980)       (226,095)        (75,246)        (74,662)           (205)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................      1,012,945       1,046,473       1,180,808         297,049         340,619         114,698
                                     ============    ============    ============    ============    ============    ============

                                                        OPPBDFD
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........        933,747         820,362         846,029
  Realized gain (loss) on
    investments ..................       (233,868)       (356,065)       (153,403)
  Change in unrealized gain (loss)
    on investments ...............       (438,389)         72,312        (518,481)
  Reinvested capital gains .......             --              --              --
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..        261,490         536,609         174,145
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        592,409         563,182         661,102
  Transfers between funds ........        336,367        (183,472)     (1,044,608)
  Surrenders .....................       (285,698)       (186,863)       (170,610)
  Death benefits (note 4) ........        (51,845)        (22,526)         (4,850)
  Policy loans (net of repayments)
    (note 5) .....................        (62,420)        (29,069)        (42,318)
  Deductions for surrender charges
    (note 2d) ....................        (17,515)        (17,599)        (17,239)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (299,771)       (238,430)       (212,583)
  Asset charges (note 3):
    MSP contracts ................         (5,110)         (5,211)         (4,993)
    LSFP contracts ...............         (2,132)         (4,271)           (877)
                                     ------------    ------------    ------------
      Net equity transactions ....        204,285        (124,259)       (836,976)
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................        465,775         412,350        (662,831)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     13,096,929      11,466,171      11,733,754
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................     13,562,704      11,878,521      11,070,923
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        691,900         647,048         692,055
                                     ------------    ------------    ------------
  Units purchased ................         51,013          52,255          50,616
  Units redeemed .................        (39,276)        (59,725)        (93,388)
                                     ------------    ------------    ------------
  Ending units ...................        703,637         639,578         649,283
                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                       OPPCAPAP                                        OPPGLSEC
                                     --------------------------------------------    --------------------------------------------
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $     31,746          42,262         (38,946)         37,535         110,149         (55,324)
  Realized gain (loss) on
    investments ..................     (2,231,054)       (323,726)      1,203,580         250,417         425,496         704,329
  Change in unrealized gain (loss)
    on investments ...............     (1,224,277)     (2,460,962)     (1,164,244)     (2,701,365)     (8,649,023)     (2,620,386)
  Reinvested capital gains .......             --       1,656,912       1,008,850              --       4,652,673       5,565,874
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..     (3,423,585)     (1,085,514)      1,009,240      (2,413,413)     (3,460,705)      3,594,493
                                     ------------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        917,521       1,031,388       1,071,672       1,309,186       1,686,945       1,848,648
  Transfers between funds ........        308,728       1,201,874       4,834,077        (768,577)       (173,520)      3,632,319
  Surrenders .....................       (389,865)       (323,666)       (408,266)       (779,829)       (670,333)       (576,044)
  Death benefits (note 4) ........         (3,010)         (3,467)         (5,432)        (31,780)        (45,278)        (42,132)
  Policy loans (net of repayments)
    (note 5) .....................        (77,375)       (181,223)       (113,545)        (97,581)       (509,130)       (354,829)
  Deductions for surrender charges
    (note 2d) ....................        (23,902)        (30,798)        (41,253)        (47,809)        (65,603)        (58,207)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (422,643)       (420,003)       (334,199)       (733,977)       (717,115)       (705,518)
  Asset charges (note 3):
    MSP contracts ................         (3,721)         (4,930)         (4,721)         (6,468)         (7,501)         (8,371)
    LSFP contracts ...............         (3,446)         (4,822)         (3,444)         (3,777)         (7,107)         (3,861)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....        302,287       1,264,353       4,994,889      (1,160,612)       (508,642)      3,732,005
                                     ------------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................     (3,121,298)        178,839       6,004,129      (3,574,025)     (3,969,347)      7,326,498
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     16,694,310      18,099,350      12,287,029      33,331,326      39,444,895      34,770,201
                                     ------------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $ 13,573,012      18,278,189      18,291,158      29,757,301      35,475,548      42,096,699
                                     ============    ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................      1,073,994       1,010,305         679,081       1,278,705       1,321,836       1,212,506
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................         96,121         151,675         297,346          55,881          71,784         179,209
  Units redeemed .................        (84,916)        (85,331)        (48,833)        (99,124)        (91,756)        (58,455)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................      1,085,199       1,076,649         927,594       1,235,462       1,301,864       1,333,260
                                     ============    ============    ============    ============    ============    ============

                                                      OPPMSGRINC
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........          2,889             959             (59)
  Realized gain (loss) on
    investments ..................        (20,905)         (6,657)           (102)
  Change in unrealized gain (loss)
    on investments ...............        (57,507)        (25,915)            809
  Reinvested capital gains .......             --              --              --
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..        (75,523)        (31,613)            648
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............         43,098          38,218           5,753
  Transfers between funds ........        153,761         379,737         176,427
  Surrenders .....................         (5,714)           (871)             --
  Death benefits (note 4) ........             --          (5,572)             --
  Policy loans (net of repayments)
    (note 5) .....................          3,976         (12,411)             --
  Deductions for surrender charges
    (note 2d) ....................           (350)            (87)             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................        (18,635)        (12,492)           (329)
  Asset charges (note 3):
    MSP contracts ................           (360)           (524)            (69)
    LSFP contracts ...............           (426)           (542)             --
                                     ------------    ------------    ------------
      Net equity transactions ....        175,350         385,456         181,782
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................         99,827         353,843         182,430
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................        855,113         425,939              --
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................        954,940         779,782         182,430
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        106,340          47,244              --
                                     ------------    ------------    ------------
  Units purchased ................         25,438          48,814          18,400
  Units redeemed .................         (3,607)         (3,831)            (40)
                                     ------------    ------------    ------------
  Ending units ...................        128,171          92,227          18,360
                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                      OPPMULTSTR                                     SGVITMDCPGR
                                     --------------------------------------------    --------------------------------------------
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $    426,440         522,651         621,832          (3,798)         (3,244)           (259)
  Realized gain (loss) on
    investments ..................       (182,363)        (23,488)        304,087        (164,971)       (178,626)         21,439
  Change in unrealized gain (loss)
    on investments ...............     (1,514,156)       (558,694)     (1,019,763)       (130,691)         73,420           2,741
  Reinvested capital gains .......        200,398         782,407         993,822              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..     (1,069,681)        722,876         899,978        (299,460)       (108,450)         23,921
                                     ------------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        666,244         743,570         761,907          81,113          62,258           3,404
  Transfers between funds ........        300,674         (21,015)          5,882         429,244         256,963         423,242
  Surrenders .....................       (466,024)       (421,176)       (150,619)        (26,266)         (6,717)             --
  Death benefits (note 4) ........       (168,251)         (1,981)        (25,446)         (3,297)             --              --
  Policy loans (net of repayments)
    (note 5) .....................        (76,779)        (35,803)       (199,002)        (24,525)        (14,652)             --
  Deductions for surrender charges
    (note 2d) ....................        (28,571)        (37,638)        (15,219)         (1,610)           (668)             --
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (343,803)       (333,537)       (297,487)        (32,013)        (20,036)         (2,368)
  Asset charges (note 3):
    MSP contracts ................         (4,315)         (4,439)         (4,286)             --            (463)           (123)
    LSFP contracts ...............         (1,559)         (2,791)         (1,190)             --            (421)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....       (122,384)       (114,810)         74,540         422,646         276,264         424,155
                                     ------------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................     (1,192,065)        608,066         974,518         123,186         167,814         448,076
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     14,587,018      15,014,837      14,930,150         925,125         820,738              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $ 13,394,953      15,622,903      15,904,668       1,048,311         988,552         448,076
                                     ============    ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        574,816         597,489         625,008         164,872         101,174              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................         42,830          33,959          43,005          98,503          48,502          44,427
  Units redeemed .................        (47,523)        (38,954)        (41,302)        (17,466)         (7,736)            (92)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................        570,123         592,494         626,711         245,909         141,940          44,335
                                     ============    ============    ============    ============    ============    ============

                                                        STOPP2
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........       (161,346)        (81,244)       (177,895)
  Realized gain (loss) on
    investments ..................          7,623         542,923         750,914
  Change in unrealized gain (loss)
    on investments ...............     (6,356,406)       (570,923)        974,398
  Reinvested capital gains .......             --              --              --
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..     (6,510,129)       (109,244)      1,547,417
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............      1,709,137       1,955,926       1,984,381
  Transfers between funds ........       (921,611)      1,207,100       1,263,517
  Surrenders .....................       (856,399)       (848,126)       (810,403)
  Death benefits (note 4) ........        (52,056)        (62,164)        (39,326)
  Policy loans (net of repayments)
    (note 5) .....................       (239,489)       (394,771)       (305,593)
  Deductions for surrender charges
    (note 2d) ....................        (52,504)        (84,011)        (81,887)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (978,756)       (915,799)       (829,574)
  Asset charges (note 3):
    MSP contracts ................             --          (5,671)         (5,924)
    LSFP contracts ...............             --          (5,310)         (2,747)
                                     ------------    ------------    ------------
      Net equity transactions ....     (1,391,678)        847,174       1,172,444
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................     (7,901,807)        737,930       2,719,861
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     43,130,976      43,772,522      42,117,945
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................     35,229,169      44,510,452      44,837,806
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................      1,109,407       1,075,957       1,086,172
                                     ------------    ------------    ------------
  Units purchased ................         28,221          82,699          92,250
  Units redeemed .................        (62,905)        (62,721)        (57,271)
                                     ------------    ------------    ------------
  Ending units ...................      1,074,723       1,095,935       1,121,151
                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                        STDISC2                                       STINTSTK2
                                     --------------------------------------------    --------------------------------------------
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $    (27,740)         20,228         (29,818)         70,500         (11,219)        (31,410)
  Realized gain (loss) on
    investments ..................        (43,174)        (83,856)        602,561        (311,189)       (440,329)      1,284,182
  Change in unrealized gain (loss)
    on investments ...............       (277,306)       (583,325)        166,242          94,523         (22,665)     (1,793,295)
  Reinvested capital gains .......             --       1,246,478              --              --          94,952              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..       (348,220)        599,525         738,985        (146,166)       (379,261)       (540,523)
                                     ------------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        300,075         346,113         507,390         130,281         168,547         285,970
  Transfers between funds ........         81,040         756,557        (229,429)        (14,902)       (503,248)       (732,984)
  Surrenders .....................       (242,166)       (234,565)       (112,361)        (97,505)        (58,318)        (91,921)
  Death benefits (note 4) ........            (10)           (277)         (4,409)         (3,476)           (893)         (1,173)
  Policy loans (net of repayments)
    (note 5) .....................         77,784           6,737         (98,242)         13,659          (5,177)         15,121
  Deductions for surrender charges
    (note 2d) ....................        (14,847)        (23,324)        (11,353)         (5,978)         (5,799)         (9,288)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (165,046)       (167,559)       (162,218)        (58,904)        (74,546)       (115,628)
  Asset charges (note 3):
    MSP contracts ................             --            (897)           (798)             --            (697)         (1,644)
    LSFP contracts ...............             --            (868)           (432)             --            (705)         (2,623)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....         36,830         681,917        (111,852)        (36,825)       (480,836)       (654,170)
                                     ------------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................       (311,390)      1,281,442         627,133        (182,991)       (860,097)     (1,194,693)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................      6,864,441       6,604,411       6,885,495       2,291,785       3,380,757       7,468,116
                                     ------------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $  6,553,051       7,885,853       7,512,628       2,108,794       2,520,660       6,273,423
                                     ============    ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        327,117         325,876         349,019         297,754         339,841         453,067
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................         19,724          55,800          27,720          18,834          21,023          89,848
  Units redeemed .................        (19,428)        (24,833)        (33,621)        (24,289)        (65,684)       (112,344)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................        327,413         356,843         343,118         292,299         295,180         430,571
                                     ============    ============    ============    ============    ============    ============

                                                       DRYSRGRO
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........        (44,891)        (63,068)        (74,001)
  Realized gain (loss) on
    investments ..................       (351,762)         62,333         596,303
  Change in unrealized gain (loss)
    on investments ...............     (1,889,801)     (2,760,973)        (50,975)
  Reinvested capital gains .......             --              --              --
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..     (2,286,454)     (2,761,708)        471,327
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        922,402       1,126,362       1,293,957
  Transfers between funds ........       (800,917)       (398,195)      2,035,132
  Surrenders .....................       (353,884)       (469,360)       (335,954)
  Death benefits (note 4) ........        (19,361)         (4,747)        (12,138)
  Policy loans (net of repayments)
    (note 5) .....................        (35,158)       (280,842)       (358,769)
  Deductions for surrender charges
    (note 2d) ....................        (21,696)        (43,532)        (33,947)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (435,154)       (496,950)       (516,195)
  Asset charges (note 3):
    MSP contracts ................             --          (3,805)         (4,793)
    LSFP contracts ...............             --          (3,039)         (3,470)
                                     ------------    ------------    ------------
      Net equity transactions ....       (743,768)       (574,108)      2,063,823
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................     (3,030,222)     (3,335,816)      2,535,150
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................     13,612,330      19,334,340      19,399,304
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................     10,582,108      15,998,524      21,934,454
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        573,971         629,857         556,165
                                     ------------    ------------    ------------
  Units purchased ................         40,436          41,504          97,580
  Units redeemed .................        (73,722)        (64,464)        (36,932)
                                     ------------    ------------    ------------
  Ending units ...................        540,685         606,897         616,813
                                     ============    ============    ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                     TURNGVITGRO                                      VEWRLDBD
                                     --------------------------------------------   --------------------------------------------
                                         2002            2001            2000           2002            2001            2000
                                     ------------    ------------    ------------   ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $       (808)           (606)             --        (10,165)         92,300         113,724
  Realized gain (loss) on
    investments ..................        (91,891)       (107,085)             --        129,520         (11,214)       (261,491)
  Change in unrealized gain (loss)
    on investments ...............        (37,487)         33,372              --        121,514        (275,029)         79,908
  Reinvested capital gains .......             --              --              --             --              --              --
                                     ------------    ------------    ------------   ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..       (130,186)        (74,319)             --        240,869        (193,943)        (67,859)
                                     ------------    ------------    ------------   ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............         15,846           8,694              --         71,573          72,282          93,357
  Transfers between funds ........         34,952         196,833              --        684,563         (12,697)       (168,092)
  Surrenders .....................           (497)           (393)             --        (74,247)        (52,832)        (15,262)
  Death benefits (note 4) ........             --              --              --         (3,389)             --              --
  Policy loans (net of repayments)
    (note 5) .....................            279            (111)             --         27,797          43,239         (19,677)
  Deductions for surrender charges
   (note 2d) .....................            (30)            (39)             --         (4,552)         (5,253)         (1,542)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................         18,096          (3,371)             --        (49,861)        (45,876)        (43,823)
  Asset charges (note 3):
    MSP contracts ................             --             (20)             --             --            (627)           (749)
    LSFP contracts ...............             --             (20)             --             --            (608)            (75)
                                     ------------    ------------    ------------   ------------    ------------    ------------
      Net equity transactions ....         68,646         201,573              --        651,884          (2,372)       (155,863)
                                     ------------    ------------    ------------   ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................        (61,540)        127,254              --        892,753        (196,315)       (223,722)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................        203,826          49,428              --      2,245,571       2,394,922       2,721,035
                                     ------------    ------------    ------------   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $    142,286         176,682              --      3,138,324       2,198,607       2,497,313
                                     ============    ============    ============   ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................         53,240           7,806              --        170,193         170,727         195,887
                                     ------------    ------------    ------------   ------------    ------------    ------------
  Units purchased ................          6,388          31,437              --         54,617           8,774           7,865
  Units redeemed .................         (2,106)           (824)             --         (8,184)         (9,635)        (22,837)
                                     ------------    ------------    ------------   ------------    ------------    ------------
  Ending units ...................         57,522          38,419              --        216,626         169,866         180,915
                                     ============    ============    ============   ============    ============    ============

                                                      VEWRLDEMKT
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........         (9,359)        (13,906)        (33,728)
  Realized gain (loss) on
    investments ..................        555,030        (573,710)      2,341,782
  Change in unrealized gain (loss)
    on investments ...............       (429,627)        506,767      (3,194,575)
  Reinvested capital gains .......             --              --              --
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..        116,044         (80,849)       (886,521)
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        201,467         261,783         468,794
  Transfers between funds ........      1,507,675         556,394      (1,801,530)
  Surrenders .....................       (130,445)       (143,413)       (102,466)
  Death benefits (note 4) ........         (2,468)         (3,654)         (6,036)
  Policy loans (net of repayments)
    (note 5) .....................          3,938          64,858        (106,736)
  Deductions for surrender charges
   (note 2d) .....................         (7,997)        (14,175)        (10,354)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (113,229)        (93,854)       (156,467)
  Asset charges (note 3):
    MSP contracts ................             --          (1,541)         (3,016)
    LSFP contracts ...............             --          (1,516)         (2,872)
                                     ------------    ------------    ------------
      Net equity transactions ....      1,458,941         624,882      (1,720,683)
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................      1,574,985         544,033      (2,607,204)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................      3,614,378       3,808,102      10,148,983
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................      5,189,363       4,352,135       7,541,779
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        558,293         573,188         882,045
                                     ------------    ------------    ------------
  Units purchased ................        201,559         129,401          65,651
  Units redeemed .................         (6,241)        (39,905)       (196,105)
                                     ------------    ------------    ------------
  Ending units ...................        753,611         662,684         751,591
                                     ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-2
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2002, 2001 AND 2000
(UNAUDITED)

                                                      VEWRLDHAS                                        VKEMMKT
                                     --------------------------------------------    --------------------------------------------
                                         2002            2001            2000            2002            2001            2000
                                     ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........   $     10,707          27,993          29,237          (5,023)         (3,025)         (3,262)
  Realized gain (loss) on
    investments ..................        384,355          (3,581)        368,783          19,465           5,530          18,817
  Change in unrealized gain (loss)
    on investments ...............       (120,504)       (182,148)       (217,668)        (17,695)         41,881          35,504
  Reinvested capital gains .......             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..        274,558        (157,736)        180,352          (3,253)         44,386          51,059
                                     ------------    ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        143,087         169,968         192,230          41,687          35,241          43,907
  Transfers between funds ........        658,288         (36,356)       (198,627)        307,862          52,849         169,982
  Surrenders .....................        (52,402)        (83,109)        (44,164)        (32,728)         (3,607)         (8,688)
  Death benefits (note 4) ........         (7,889)            (93)         (1,088)             --              --          (3,364)
  Policy loans (net of repayments)
    (note 5) .....................        (54,845)            149         (48,255)        (44,902)          5,133           2,881
  Deductions for surrender charges
    (note 2d) ....................         (3,213)         (8,011)         (4,463)         (2,006)           (359)           (878)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (102,991)        (96,071)        (87,721)        (30,107)        (18,914)        (14,983)
  Asset charges (note 3):
    MSP contracts ................             --          (1,042)         (1,165)             --            (478)           (249)
    LSFP contracts ...............             --          (1,026)           (199)             --            (469)           (802)
                                     ------------    ------------    ------------    ------------    ------------    ------------
      Net equity transactions ....        580,035         (55,591)       (193,452)        239,806          69,396         187,806
                                     ------------    ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................        854,593        (213,327)        (13,100)        236,553         113,782         238,865
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................      3,298,337       4,165,570       4,294,443       1,275,908       1,064,426         701,398
                                     ------------    ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................   $  4,152,930       3,952,243       4,281,343       1,512,461       1,178,208         940,263
                                     ============    ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        247,470         278,673         317,507         116,821         106,632          77,785
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Units purchased ................         44,862          14,158          14,729          29,996          14,949          24,897
  Units redeemed .................         (1,894)        (18,500)        (27,740)         (7,573)         (8,924)         (4,293)
                                     ------------    ------------    ------------    ------------    ------------    ------------
  Ending units ...................        290,438         274,331         304,496         139,244         112,657          98,389
                                     ============    ============    ============    ============    ============    ============

                                                      VKUSREALEST
                                     --------------------------------------------
                                         2002            2001            2000
                                     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Net investment income ..........        (37,573)        (29,528)        221,083
  Realized gain (loss) on
    investments ..................        116,274          60,407         (59,376)
  Change in unrealized gain (loss)
    on investments ...............        847,863         564,092         525,125
  Reinvested capital gains .......             --              --              --
                                     ------------    ------------    ------------
    Net increase (decrease) in
      contract owners' equity
      resulting from operations ..        926,564         594,971         686,832
                                     ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............        414,483         386,816         351,094
  Transfers between funds ........      1,842,953         840,911          27,347
  Surrenders .....................       (230,981)        (57,470)        (61,337)
  Death benefits (note 4) ........         (6,169)             --          (2,472)
  Policy loans (net of repayments)
    (note 5) .....................        (89,337)       (111,973)         (5,153)
  Deductions for surrender charges
    (note 2d) ....................        (14,161)         (5,260)         (6,198)
  Redemptions to pay cost of
    insurance charges and
    administration charges (notes
    2b and 2c) ...................       (255,651)       (189,667)       (128,719)
  Asset charges (note 3):
    MSP contracts ................             --          (2,771)         (2,061)
    LSFP contracts ...............             --          (2,620)         (1,320)
                                     ------------    ------------    ------------
      Net equity transactions ....      1,661,137         857,966         171,181
                                     ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'
  EQUITY .........................      2,587,701       1,452,937         858,013
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................      8,867,642       7,416,383       5,105,071
                                     ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF
  PERIOD .........................     11,455,343       8,869,320       5,963,084
                                     ============    ============    ============

CHANGES IN UNITS:
  Beginning units ................        425,269         388,011         339,591
                                     ------------    ------------    ------------
  Units purchased ................         99,945          62,925          43,200
  Units redeemed .................        (25,614)        (20,165)        (34,284)
                                     ------------    ------------    ------------
  Ending units ...................        499,600         430,771         348,507
                                     ============    ============    ============


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                          June 30, 2002, 2001 and 2000
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

        The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

        The Company offers Single Premium, Modified Single Premium, Flexible Premium and Last Survivor Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

    (b) The Contracts

        Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

        Contract owners may invest in the following:

          Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

             American Century VP - American Century VP Balanced Fund - Class I (ACVPBal)

             American Century VP - American Century VP Capital Appreciation Fund - Class I (ACVPCapAp)

             American Century VP - American Century VP Income & Growth Fund - Class I (ACVPIncGr)

             American Century VP - American Century VP International Fund - Class I (ACVPInt)

             *American Century VP - American Century Ultra Fund - Class I (ACVPUlt)

             American Century VP - American Century VP Value Fund - Class I (ACVPVal)

          Portfolios of the Credit Suisse Trust;

             Credit Suisse Trust - Global Post-Venture Capital Portfolio
             (CSGPVen)

             Credit Suisse Trust - International Focus Portfolio (CSIntEq)

             Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

          Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

             Dreyfus IP - European Equity Portfolio (DryEuroEq)

             Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

          Portfolios of the Dreyfus GVIT (formerly Nationwide(R) SAT);

             Dreyfus GVIT Mid Cap Index Fund - Class I (DryMidCapIx)

          Dreyfus Stock Index Fund (DryStkIx)

          Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

             Dreyfus VIF - Appreciation Portfolio (DryVIFApp)

             Dreyfus VIF - Growth and Income Portfolio (DryVIFGrInc)

          Portfolios of Federated Insurance Series (IS);

             Federated Quality Bond Fund II - Primary Shares (FedQualBd)

          Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity(R) VIP);

             Fidelity(R) VIP - Equity-Income Portfolio: Initial Class
             (FidVIPEI)

             Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)

             Fidelity(R) VIP - High Income Portfolio: Initial Class
             (FidVIPHI)

             Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)

               Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity VIP II);

                  Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)

                  Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)

               Portfolios of the Fidelity(R) Variable Insurance Products (Fidelity VIP III);

                  Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)

                  *Fidelity(R) VIP III - Value Strategies Portfolio: Initial Class (FidVIPValSt)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT) (formerly Nationwide(R) SAT);

                  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)

                  Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin)

                  Gartmore GVIT Global Health Sciences Fund - Class I
                  (GVITGlHlth)

                  Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)

                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl)

                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)

                  Gartmore GVIT Growth Fund - Class I (formerly Nationwide(R) SAT Capital Appreciation Fund) (GVITGrowth)

                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)

                  Gartmore GVIT ID Conservative Fund (GVITIDCon)

                  Gartmore GVIT ID Moderate Fund (GVITIDMod)

                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)

                  Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)

                  Gartmore GVIT International Growth Fund - Class I (GVITIntGro)

                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)

                  Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)

                  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)

                  Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)

                  Gartmore GVIT Small Company Fund - Class I (GVITSmComp)

                  Gartmore GVIT Total Return Fund - Class I (GVITTotRt)

                  Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)

               Portfolios of the Janus Aspen Series (Janus AS);

                  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)

                  Janus AS - Global Technology Portfolio - Service Shares (JanGITech)

                  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

               MAS GVIT (formerly Nationwide(R) SAT) Multi Sector Bond Fund - Class I (MGVITMultiSec)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

                  Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)

                  Neuberger Berman AMT - Growth Portfolio (NBAMTGro)

                  Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)

                  Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)

                  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds;

                  Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)

                  Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)

                  Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)

                  Oppenheimer Global Securities Fund/VA - Initial Class
                  (OppGlSec)

                  Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)

                  Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

               Strong GVIT (formerly Nationwide(R) SAT) Mid Cap Growth Fund - Class I (SGVITMdCpGr)

               Strong Opportunity Fund II, Inc. (StOpp2)

               Funds of the Strong Variable Insurance Funds, Inc (Strong VIF);

                  Strong VIF - Strong Discovery Fund II (StDisc2)

                  Strong VIF - Strong International Stock Fund II (StIntStk2)

               The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

               Turner GVIT (Formerly Nationwide(R) SAT) Growth Focus Fund - Class I (TurnGVITGro)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

                  Van Eck WIT - Worldwide Bond Fund (VEWrldBd)

                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)

                  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Funds of the Van Kampen Universal Institutional Funds (Van Kampen
               UIF);

                  Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)

                  Van Kampen UIF - U.S. Real Estate Portfolio (VKUSRealEst)

            At June 30, 2002, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

            A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

            Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      (c)   Security Valuation, Transactions and Related Investment Income

            The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2002. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

      (d)   Federal Income Taxes

            Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

            The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

      (e)   Use of Estimates in the Preparation of Financial Statements

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)   POLICY CHARGES

      (a)   Deductions from Premiums

            For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts, flexible premium contracts and modified single premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

            On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

            The Company may at its sole discretion reduce this sales loading.

      (b)   Cost of Insurance

            A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

            For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

      (c)   Administrative Charges

            An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

            For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

               Contracts issued prior to April 16, 1990:

                  Purchase payments totalling less than $25,000 - $10/month

                  Purchase payments totalling $25,000 or more - none

               Contracts issued on or after April 16, 1990:

                  Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)

                  Purchase payments totalling $25,000 or more - $50/year

            For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (not to exceed $7.50 per month).

            For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

            For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

            For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1,000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1,000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1,000 of increase per year at the Company's discretion.

      (d)   Surrender Charges

            Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

            For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

            For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

            For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

            For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

            The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

      (3)   ASSET CHARGES

            For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

            For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation and are reflected in the table below.

            For modified single premium contracts (MSP), the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

            For last survivor flexible premium contracts (LSFP), the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

            The following table provides mortality, expense and administration charges by contract type for the period ended June 30,2002:

                                                  TOTAL             ACVPBAL         ACVPCAPAP         ACVPINCGR          ACVPINT
                                                 -------           --------        ----------         ----------        ----------
Single Premium contracts issued
   prior to April 16,1990 ................      $   3,537                --               200                --                --

Single Premium contracts issued
   on or after April 16, 1990 ............        586,392             3,016            10,488             2,466             7,998

Multiple Payment and Flexible
   Premium contracts .....................      2,808,899            15,110            48,670            12,192            42,528
                                                ----------        ----------        ----------        ----------        ----------

     Total ...............................     $3,398,828            18,126            59,358            14,658            50,526
                                               ===========        ===========      ===========        ===========      ===========

                                                ACVPVAL            CSGPVEN            CSINTEQ         CSSMCAPGR        DRYMIDCAPIX
                                                -------            -------            -------         ---------        -----------
Single Premium contracts issued
   prior to April 16,1990 ................      $      --               --                 --                --                --

Single Premium contracts issued
   on or after April 16, 1990 ............         11,937               423             3,714             6,822             3,412

Multiple Payment and Flexible
   Premium contracts .....................         35,423             4,407            20,724            50,358            12,075
                                                ----------        ----------        ----------        ----------        ----------

     Total ...............................      $  47,360             4,830            24,438            57,180            15,487
                                               ===========        ==========       ===========        ==========       ===========

                                                DRYEUROEQ          DRYSTKIX         DRYVIFAPP         DRYVIFGRINC       FEDQUALBD
                                                ---------          --------         ---------         -----------       ----------
Single Premium contracts issued
   prior to April 16,1990 ................      $      --                69                --                  --             --

Single Premium contracts issued
   on or after April 16, 1990 ............             57            31,383             6,421                 956              --

Multiple Payment and Flexible
   Premium contracts .....................            216           267,659            18,947               8,018             518
                                                ----------        ----------        ----------         ----------      ----------
     Total ...............................        $   273           299,111            25,368               8,974             518
                                                 =========         =========         =========          ==========      =========

                                                FIDVIPEI           FIDVIPGR         FIDVIPHI           FIDVIPOV         FIDVIPAM
                                                --------           --------         --------           --------         --------
Single Premium contracts issued
  prior to April 16,1990..................      $    359                451                99                130               79

Single Premium contracts issued
  on or after April 16, 1990..............        64,455             63,503            12,184             13,771           29,903

Multiple Payment and Flexible
  Premium contracts.......................       230,284            362,542            49,373             52,575           76,739
                                                ----------        ----------        ----------        ----------        ----------
     Total................................      $295,098            426,496            61,656             66,476          106,721
                                               ===========       ===========       ===========        ===========      ===========

                                                FIDVIPCON         FIDVIPGROP       GVITEMMRKTS        GVITGLFIN        GVITGLHLTH
                                                -----------       -----------       -----------      -----------       -----------
Single Premium contracts issued
  prior to April 16,1990 .................      $      --                28                --                 --               --

Single Premium contracts issued
  on or after April 16, 1990 .............         28,348             1,052               550                 --               --

Multiple Payment and Flexible
  Premium contracts ......................        163,656            12,515             1,546                  1                5
                                               -----------        -----------       -----------       -----------      -----------
     Total ...............................      $ 192,004            13,595             2,096                  1                5
                                                ==========         ==========       =========          =========        =========
                                                                                                                       (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                               GVITGLTECH          GVITGLUTL        GVITGVTBD         GVITGROWTH        GVITIDAGG
                                               ----------          ---------        ---------         ----------        ---------
Single Premium contracts issued
  prior to April 16,1990.................       $     --                  --              85                   --              --

Single Premium contracts issued
  on or after April 16, 1990.............             79                   6           34,284               3,489              --

Multiple Payment and Flexible
  Premium contracts......................          1,259                   1           40,841              60,522             289
                                                --------           ---------        ---------          ----------       ---------
     Total...............................       $  1,338                   7           75,210              64,011             289
                                                ========           =========        =========          ==========      ==========

                                                GVITIDCON          GVITIDMOD      GVITIDMODAGG       GVITIDMODCON       GVITINTGRO
                                               ----------          ---------      ------------       ------------       ----------
Single Premium contracts issued
  prior to April 16,1990.................       $      --                 --                --                 --               --

Single Premium contracts issued
  on or after April 16, 1990.............              --                 --                --                 --               --

Multiple Payment and Flexible
  Premium contracts......................             103                163                869                16               85
                                               ----------         ----------        -----------       -----------      -----------
     Total...............................       $     103                163                869                16               85
                                               ==========         ==========        ===========       ===========      ===========

                                                GVITMYMKT           GVITLEAD        GVITSMCAPGR       GVITSMCAPVAL       GVITSMCOMP
                                               ----------          ---------        -----------       ------------       ----------
Single Premium contracts issued
  prior to April 16,1990.................       $     329                 --                 --                452               43

Single Premium contracts issued
  on or after April 16, 1990.............          75,651                 21                322             14,959            6,506

Multiple Payment and Flexible
  Premium contracts......................         114,564                 28              4,500             41,980           84,310
                                               ----------         ----------         ----------        -----------       ----------
     Total...............................       $ 190,544                 49              4,822             57,391           90,859
                                               ==========         ==========         ==========        ===========       ==========

                                                GVITTOTRT         GVITUSGRO           JANCAPAP         JANGLTECH        JANINTGRO
                                                ---------         ---------           --------         ---------        ---------
Single Premium contracts issued
  prior to April 16,1990.................       $     104                 --                --                --               --

Single Premium contracts issued
  on or after April 16, 1990.............          17,197                 --               553               739            2,547

Multiple Payment and Flexible
  Premium contracts......................         267,772                  1             8,909             4,729            6,434
                                               ----------         ----------        ----------         ---------        ---------
     Total...............................       $ 285,073                  1             9,462             5,468            8,981
                                               ==========         ==========        ==========         =========        =========

                                              MGVITMULTISEC        NBAMTBAL          NBAMTGRO         NBAMTGUARD        NBAMTLMAT
                                              -------------        --------          --------         ----------        ---------
Single Premium contracts issued
  prior to April 16,1990.................       $      --                --               241                 --              105

Single Premium contracts issued
  on or after April 16, 1990.............             108                --            10,956                418            8,455

Multiple Payment and Flexible
  Premium contracts......................           2,146               160            61,839              7,913           14,033
                                                ---------          --------         ---------          ---------         --------
     Total...............................       $   2,254               160            73,036              8,331           22,593
                                                =========          ========         =========          =========         ========

                                                NBAMTPART          OPPAGGGRO         OPPBDFD            OPPCAPAP         OPPGLSEC
                                                ---------          ---------         -------            --------         --------
Single Premium contracts issued
  prior to April 16,1990.................       $      --                 --               --                201               --

Single Premium contracts issued
  on or after April 16, 1990.............           7,497                387            9,250              8,070           14,253

Multiple Payment and Flexible
  Premium contracts......................          70,723              5,475           40,037             50,700          108,579
                                                ---------          ---------         --------          ---------         --------
     Total...............................       $  78,220              5,862           49,287             58,971          122,832
                                                =========          =========         ========          =========         ========

                                                OPPMSGRINC        OPPMULTSTR       SGVITMDCPGR          STOPP2            STDISC2
                                                ----------        ----------       -----------          ------            -------
Single Premium contracts issued
  prior to April 16,1990.................       $      --                --                --                274               --

Single Premium contracts issued
  on or after April 16, 1990.............             597            14,283               169             22,853            4,253

Multiple Payment and Flexible
  Premium contracts......................           2,582            42,101             3,629            138,219           23,487
                                                ---------          --------          --------          ---------         --------
     Total...............................       $   3,179            56,384             3,798            161,346           27,740
                                                =========          ========          ========          =========         ========

                                                STINTSTK2          DRYSRGRO        TURNGVITGRO          VEWRLDBD        VEWRLDEMKT
                                                ---------          --------        -----------          --------        ----------
Single Premium contracts issued
  prior to April 16,1990.................       $      --                --                --                  40             104

Single Premium contracts issued
  on or after April 16, 1990.............           1,785             3,247                25               3,248           3,080

Multiple Payment and Flexible
  Premium contracts......................           6,285            42,485               783               6,877          13,575
                                                ---------          --------          --------           ---------       ---------
     Total...............................       $   8,070            45,732               808              10,165          16,759
                                                =========          ========          ========           =========       =========

                                                VEWRLDHAS           VKEMMKT        VKUSREALEST
                                                ---------           -------        -----------
Single Premium contracts issued
  prior to April 16,1990.................       $      54                35                 55

Single Premium contracts issued
  on or after April 16, 1990.............           4,346             1,158              8,742

Multiple Payment and Flexible
  Premium contracts......................          11,209             3,830             28,776
                                                ---------          --------        -----------
     Total...............................       $  15,609             5,023             37,573
                                                =========          ========        ===========


The following table provides mortality, expense and administration charges by contract type for the period ended June 30,2001:

                                                    TOTAL           ACVPBAL         ACVPCAPAP          ACVPINCGR          ACVPINT
                                                    -----           -------         ---------          ---------          -------
Single Premium contracts Issued
  prior to April 16, 1990................      $    5,524                --               627                 --               73

Single Premium contracts issued
  on or after April 16, 1990.............         713,667             3,977            18,844              3,080           14,795

Multiple Payment and Flexible
  Premium contracts......................       3,168,618            16,185            68,624             13,022           58,576
                                               ----------          --------         ---------          ---------         --------
     Total...............................      $3,887,809            20,162            88,095             16,102           73,444
                                               ==========          ========         =========          =========         ========

                                                ACVPVALUE           CSGPVEN          CSINTEQ           CSSMCAPGR       DRYMIDCAPIX
                                                ---------           -------          -------           ---------       -----------
Single Premium contracts Issued
  prior to April 16, 1990................       $       5                93                --                 --               --

Single Premium contracts issued
  on or after April 16, 1990.............           6,441             1,128             5,020             10,388            1,313

Multiple Payment and Flexible
  Premium contracts......................          20,916             7,914            25,498             66,841            6,914
                                                ---------          --------         ---------          ---------        ---------
     Total...............................       $  27,362             9,135            30,518             77,229            8,227
                                                =========          ========         =========          =========        =========

                                                DRYEUROEQ          DRYSTKIX         DRYVIFAPP         DRYVIFGRINC        FIDVIPEI
                                                ---------          --------         ---------         -----------        --------
Single Premium contracts Issued
  prior to April 16, 1990................       $      --               302                --                  --             591

Single Premium contracts issued
  on or after April 16, 1990.............             326            44,163             6,325               1,666          74,190

Multiple Payment and Flexible
  Premium contracts......................             660           300,860            19,351               8,655         246,739
                                                ---------         ---------         ---------           ---------        --------
     Total...............................       $     986           345,325            25,676              10,321         321,520
                                                =========         =========         =========           =========        ========
                                                                                                                       (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                FIDVIPGR           FIDVIPHI         FIDVIPOV           FIDVIPAM         FIDVIPCON
                                                --------           --------         --------           --------         ---------
Single Premium contracts Issued
  prior to April 16, 1990........               $     670               108               155                  85              --

Single Premium contracts issued
  on or after April 16, 1990.....                  92,299            15,207            19,731              34,913          33,325

Multiple Payment and Flexible
  Premium contracts..............                 469,011            57,249            69,449              85,282         182,639
                                               -----------        -----------       -----------       -----------      -----------
     Total.......................               $ 561,980            72,564            89,335             120,280         215,964
                                                =========          =========         =========          =========        ========

                                                FIDVIPGROP        GVITEMMRKTS      GVITGITECH          GVITGVTBD       GVITGROWTH
                                                ----------        -----------      ----------          ---------       ----------
Single Premium contracts Issued
  prior to April 16, 1990........               $      35                --                --                100                3

Single Premium contracts issued
  on or after April 16, 1990.....                   1,711                29               532              25,770           5,514

Multiple Payment and Flexible
  Premium contracts..............                  14,802               508             1,105              31,741          76,129
                                               -----------        -----------       -----------       -----------      -----------
     Total.......................               $  16,548               537             1,637              57,611          81,646
                                                =========          =========         =========          =========        =========

                                               GVITINTGRO         GVITMYMKT        GVITSMCAPGR        GVITSMCAPVAL     GVITSMCOMP
                                               ----------         ---------        -----------        ------------     ----------
Single Premium contracts Issued
  prior to April 16, 1990........               $      --               584                --                 453              48

Single Premium contracts issued
  on or after April 16, 1990.....                      18            80,650               340              23,510           9,448

Multiple Payment and Flexible
  Premium contracts..............                      40           123,985             2,837              23,470          93,876
                                               -----------        -----------       -----------       -----------      -----------
         Total...................               $      58           205,219             3,177              47,433         103,372
                                                =========          =========         =========          =========       =========

                                                GVITTOTRT          JANCAPAP         JANGITECH          JANINTGRO      MGVITMULTISEC
                                                ---------          --------         ---------          ---------      -------------
Single Premium contracts Issued
  prior to April 16, 1990........               $     126                --                --                  --               1

Single Premium contracts issued
  on or after April 16, 1990.....                  21,676             1,322             2,083               3,419             184

Multiple Payment and Flexible
  Premium contracts..............                 298,128            10,221             6,442               5,857             583
                                                ---------          ---------         ---------          ---------       ---------
     Total.......................               $ 319,930            11,543             8,525               9,276             768
                                                =========          =========         =========          =========       =========


                                                NBAMTGRO          NBAMTGUARD        NBAMTLMAT          NBAMTPART        OPPAGGGRO
                                                --------          ----------        ---------          ---------        ---------
Single Premium contracts Issued
  prior to April 16, 1990........               $     316                  1              302                  2                1

Single Premium contracts issued
  on or after April 16, 1990.....                  20,166                477            6,506              8,729            1,425

Multiple Payment and Flexible
  Premium contracts..............                  87,605              7,749            9,221             76,435            8,184
                                                ----------         ----------        ---------         ---------        ---------
         Total...................               $ 108,087              8,227           16,029             85,166            9,610
                                                =========          =========         =========         =========        =========

                                                 OPPBDFD           OPPCAPAPP         OPPGLSEC          OPPMSGRINC       OPPMULTSTR
                                                 -------           ---------         --------          ----------       ----------
Single Premium contracts Issued
  prior to April 16, 1990........               $       2                331               84                  -              202

Single Premium contracts issued
  on or after April 16, 1990.....                   8,352            10,722            18,209                202           17,450

Multiple Payment and Flexible
  Premium contracts..............                  35,376            57,100           122,514              1,486           45,471
                                                ---------           --------         --------          ---------        ---------
     Total.......................               $  43,730            68,153           140,807              1,688           63,123
                                                =========           ========         ========          =========        =========

                                                SGVITMDCPGR         STOPP2           STDISC2           STINTSTK2         DRYSRGRO
                                                -----------         ------           -------           ---------         --------
Single Premium contracts Issued
  prior to April 16, 1990........               $       --               --                --                 --               --

Single Premium contracts issued
  on or after April 16, 1990 ....                     673            27,597             4,318              2,641            6,118

Multiple Payment and Flexible
  Premium contracts..............                   2,571           152,398            23,683              8,578           59,125
                                                ---------          ---------         ---------         ---------        ---------
     Total.......................               $   3,244           179,995            28,001             11,219           65,243
                                                =========          =========         =========         =========        =========

                                               TURNGVITGRO         VEWRLDBD        VEWRLDEMKT          VEWRLDHAS          VKEMMKT
                                               -----------         --------        ----------          ---------          -------
Single Premium contracts Issued
  prior to April 16, 1990........               $      --                41                 2                --                31

Single Premium contracts issued
  on or after April 16, 1990.....                      27             2,832             1,552             5,127               408

Multiple Payment and Flexible
  Premium contracts..............                     579             6,751            12,352            12,166             2,586
                                                ----------         ----------        ----------        ----------       ----------
Total............................               $     606             9,624            13,906            17,293             3,025
                                                ==========         ==========        ==========        ==========       ==========

                                                VKUSREALEST
                                                -----------
Single Premium contracts Issued
  prior to April 16, 1990........               $     150

Single Premium contracts issued
  on or after April 16, 1990.....                   6,799

Multiple Payment and Flexible
  Premium contracts..............                  22,579
                                                ---------
Total............................               $  29,528
                                                =========


The following table provides mortality and expense risk charges for all single premium contracts and multiple payment and flexible payment contracts for the six month period ended June 30, 2000:

                                                  TOTAL            ACVPBAL          ACVPCAPAP          ACVPINCGR          ACVPINT
                                                  -----            -------          ---------          ---------          -------
Single Premium contracts Issued
  prior to April 16, 1990........               $  12,431               --              1,325                 --              594

Single Premium contracts issued
  on or after April 16, 1990.....                 861,250            4,279             26,319              3,766           22,213

Multiple Payment and Flexible
  Premium contracts..............               3,592,849           17,486             75,066             12,378           79,013
                                               ----------         ----------       -----------        -----------       ----------
Total............................              $4,466,530           21,765            102,710             16,144          101,820
                                               ==========         =========        ==========         ==========        =========

                                                 ACVPVAL           CSGPVEN           CSINTEQ           CSSMCAPGR       DRYMIDCAPIX
                                                 -------           -------           -------           ---------       -----------
Single Premium contracts Issued
  prior to April 16, 1990........               $      --              470                --                  --               --

Single Premium contracts issued
  on or after April 16, 1990.....                   2,271            1,532             7,663              20,770               55

Multiple Payment and Flexible
  Premium contracts..............                   8,385           11,085            36,071              97,562                4
                                                ---------          --------          ---------         ---------         ---------
Total............................               $  10,656           13,087            43,734             118,332               59
                                                =========          ========          =========         =========         =========

                                                DRYEUROEQ          DRYSTKIX         DRYVIFAPP         DRYVIFGRINC        FIDVIPEI
                                                ---------          --------         ---------         -----------        --------
Single Premium contracts Issued
  prior to April 16, 1990........               $      --             1,021                --                  --           1,040

Single Premium contracts issued
  on or after April 16, 1990.....                      --            58,536             6,807               1,257          75,201

Multiple Payment and Flexible
  Premium contracts..............                      16           344,543            22,587               8,571         239,074
                                                ---------          --------          --------           ---------        --------
Total............................               $      16           404,100            29,394               9,828         315,315
                                                =========          ========          ========           =========        ========
                                                                                                                       (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                FIDVIPGR           FIDVIPHI         FIDVIPOV           FIDVIPAM         FIDVIPCON
                                                --------           --------         --------           --------         ---------
Single Premium contracts Issued
  prior to April 16, 1990........               $   1,731               261               379                 174               -

Single Premium contracts issued
  on or after April 16, 1990.....                 126,130            18,974            31,278              39,135          44,874

Multiple Payment and Flexible
  Premium contracts..............                 601,491            71,048            90,723              96,670         223,140
                                               -----------        -----------       -----------       -----------      -----------
Total............................               $ 729,352            90,283           122,380             135,979         268,014
                                               ===========        ===========       ===========       ===========      ===========

                                                FIDVIPGROP         GVITGVTBD       GVITGROWTH          GVITMYMKT       GVITSMCAPGR
                                                ----------         ---------       ----------          ---------       -----------
Single Premium contracts Issued
  prior to April 16, 1990........               $      88               170                 9               1,245              --

Single Premium contracts issued
  on or after April 16, 1990.....                   2,061            24,389             9,642              85,599               2

Multiple Payment and Flexible
  Premium contracts..............                  18,853            25,369           127,026             126,231              72
                                               -----------        -----------       -----------       -----------      -----------
      Total......................               $  21,002            49,928           136,677             213,075              74
                                               ===========        ===========       ===========       ===========      ===========

                                              GVITSMCAPVAL        GVITSMCOMP        GVITTOTRT           JANCAPAP        JANGLTECH
                                              ------------        ----------        ---------           --------        ---------
Single Premium contracts Issued
  prior to April 16, 1990........               $     117               100               278                  --              --

Single Premium contracts issued
  on or after April 16, 1990.....                  11,890            22,325            27,372                 328             163

Multiple Payment and Flexible
  Premium contracts..............                   7,575            88,628           345,827                 366             560
                                               -----------        -----------       -----------       -----------      -----------
     Total.......................               $  19,582           111,053           373,477                 694             723
                                               ===========        ===========       ===========       ===========      ===========


                                                JANINTGRO       MGVITMULTISEC       NBAMTGRO          NBAMTGUARD        NBAMTLMAT
                                                ---------       -------------       --------          ----------        ---------
Single Premium contracts Issued
  prior to April 16, 1990........               $      --                17             1,178                  --             545

Single Premium contracts issued
  on or after April 16, 1990.....                     293                 7            38,782                 203           5,984

Multiple Payment and Flexible
  Premium contracts..............                     132                23           120,029               7,320           9,988
                                               -----------        -----------       ----------        -----------      -----------
         Total...................               $     425                47           159,989               7,523          16,517
                                               ===========        ===========       ==========        ===========      ===========

                                                NBAMTPART         OPPAGGGRO          OPPBDFD            OPPCAPAP         OPPGLSEC
                                                ---------         ---------          -------            --------         --------
Single Premium contracts Issued
  prior to April 16, 1990........               $      --                --                --                 511             328

Single Premium contracts issued
  on or after April 16, 1990.....                  10,662               246             7,534              11,237          21,976

Multiple Payment and Flexible
  Premium contracts..............                  89,889                52            35,164              46,103         132,599
                                               -----------        -----------       ----------        -----------      -----------
     Total.......................               $ 100,551               298            42,698              57,851         154,903
                                               ===========        ===========       ==========        ===========      ===========


                                                OPPMSGRINC        OPPMULTSTR       SGVITMDCPGR           STOPP2          STDISC2
                                                ----------        ----------       -----------           ------          -------
Single Premium contracts Issued
  prior to April 16, 1990........               $      --                --                --                 90               --

Single Premium contracts issued
  on or after April 16, 1990.....                       4            19,708               126             29,545            4,814

Multiple Payment and Flexible
  Premium contracts..............                      55            42,720               133             148,260          25,004
                                               -----------        -----------       ----------        -----------      -----------
     Total.......................               $      59            62,428               259             177,895          29,818
                                               ===========        ===========       ==========        ===========      ===========

                                                STINTSTK2          DRYSRGRO         VEWRLDBD          VEWRLDEMKT        VEWRLDHAS
                                                ---------          --------         --------          ----------        ---------
Single Premium contracts Issued
  prior to April 16, 1990........               $      --               304               89                 302                1

Single Premium contracts issued
  on or after April 16, 1990.....                   7,863             7,368             3,137              3,384            5,592

Multiple Payment and Flexible
  Premium contracts..............                  23,547            69,562             8,483             30,042           12,510
                                               -----------        -----------       ----------        -----------      -----------
     Total.......................               $  31,410            77,234            11,709             33,728           18,103
                                               ===========        ===========       ==========        ===========      ===========


                                                 VKEMMKT         VKUSREALEST
                                                 -------         -----------
Single Premium contracts Issued
  prior to April 16, 1990........               $      64                --

Single Premium contracts issued
  on or after April 16, 1990.....                   1,571             6,383

Multiple Payment and Flexible
  Premium contracts..............                   1,627            14,187
                                               -----------        ----------

     Total.......................               $   3,262            20,570
                                               ===========        ==========



      (4)   DEATH BENEFITS

            Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

      (5)   POLICY LOANS (NET OF REPAYMENTS)

            Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

            At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

      (6)   RELATED PARTY TRANSACTIONS

            The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

(7) FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the six-month period indicated, and the contract expense rate, Investment income ratio and total return for each of the five years in the six-month period ended June 30, 2002.

                                          CONTRACT                                                 INVESTMENT
                                          EXPENSE                    UNIT            CONTRACT        INCOME         TOTAL
                                           RATE*        UNITS     FAIR VALUE      OWNERS' EQUITY      RATIO**       RETURN***
                                           -----        -----     ----------      --------------    ---------   -------------
Modified Single Premium contracts
and Last Survivor Flexible Premium
contracts

American Century Variable Portfolios,
Inc. - American Century VP Balanced
Fund - Class I
  2002 ...............................     0.00%        46,315    $ 14.217236        $  658,471       2.59%       -0.06%
  2001 ...............................     0.00%        48,216      15.444900           744,691       2.76%       -1.64%
  2000 ...............................     0.00%        47,420      16.328246           774,285       2.40%        1.23%
  1999 ...............................     0.00%        43,044      15.259861           656,845       1.85%        4.12%
  1998 ...............................     0.00%        39,406      14.479787           570,590       1.68%       14.38%

American Century Variable Portfolios,
Inc. - American Century VP Capital
Appreciation Fund - Class I
  2002 ...............................     0.00%        104,676     10.009120         1,047,715       0.00%       -0.10%
  2001 ...............................     0.00%        118,164     13.276196         1,568,768       0.00%      -14.25%
  2000 ...............................     0.00%        119,957     16.670308         1,999,720       0.00%       17.39%
  1999 ...............................     0.00%         57,027     10.018665           571,334       0.00%       16.08%
  1998 ...............................     0.00%         46,135      8.899100           410,560       0.00%        0.88%

American Century Variable Portfolios,
Inc.- American Century VP Income
& Growth Fund - Class I
  2002 ...............................     0.00%         52,619      9.470053           498,305       1.01%       -0.10%
  2001 ...............................     0.00%         48,345     11.081323           535,727       0.84%       -3.81%
  2000 ...............................     0.00%         59,764     12.427941           742,743       0.56%       -3.58%
  1999 ...............................     0.00%         75,882     11.986560           909,564       0.02%        9.76%
  1998 ...............................     0.00%          5,569     10.112181            56,315       0.00%        1.12% 05/01/98

American Century Variable Portfolios,
Inc. - American Century VP
International Fund - Class I
  2002 ...............................     0.00%        103,301     14.011596         1,447,412       0.74%       -0.04%
  2001 ...............................     0.00%        126,254     16.537895         2,087,975       0.09%      -20.15%
  2000 ...............................     0.00%        149,003     23.402561         3,487,052       0.56%       -6.01%
  1999 ...............................     0.00%        102,991     16.294312         1,678,167       0.02%        7.35%
  1998 ...............................     0.00%         68,052     16.015424         1,089,882       0.49%       25.30%

American Century Variable Portfolios,
Inc. - American Century VP Value
Fund - Class I
  2002 ...............................     0.00%        109,514     17.025602         1,864,542       0.81%       -0.04%
  2001 ...............................     0.00%         75,899     16.837281         1,277,933       1.22%        7.21%
  2000 ...............................     0.00%         50,041     12.761585           638,602       1.15%       -4.00%
  1999 ...............................     0.00%         45,649     15.169848           692,488       0.92%       13.15%
  1998 ...............................     0.00%         33,413     13.546581           452,632       0.63%        5.90%

Credit Suisse Trust - Global Post-
Venture Capital Portfolio

  2002 ...............................     0.00%         11,620      9.971802           115,872       0.00%       -0.14%
  2001 ...............................     0.00%         19,342     13.076798           252,931       0.00%      -19.60%
  2000 ...............................     0.00%         19,146     21.065694           403,324       0.00%        4.98%
  1999 ...............................     0.00%          8,208     13.835438           113,561       0.00%       12.73%
  1998 ...............................     0.00%          7,488     13.043642            97,671       0.00%       13.20%

Credit Suisse Trust - International
Focus Portfolio

  2002 ...............................     0.00%        116,785      8.899722          1,039,354      0.00%       -0.02%
  2001 ...............................     0.00%        120,894      9.777766          1,182,073      0.00%      -15.94%
  2000 ...............................     0.00%        119,654     14.323822          1,713,903      0.00%       -8.74%
  1999 ...............................     0.00%        122,336     10.937511          1,338,051      0.00%        6.92%
  1998 ...............................     0.00%        111,620     10.997580          1,227,550      0.00%       13.25%

                                       CONTRACT                                                    INVESTMENT
                                       EXPENSE                       UNIT           CONTRACT         INCOME     TOTAL
                                        RATE*    UNITS            FAIR VALUE      OWNERS' EQUITY     RATIO**    RETURN***
                                       -----     -----            ----------      --------------     -------    ---------
 Credit Suisse Trust -
 Small Cap Growth Portfolio
    2002..........................      0.00%    148,964           10.054023        1,497,687          0.00%      -0.22%
    2001..........................      0.00%    175,688           13.215947        2,321,883          0.00%     -13.55%
    2000..........................      0.00%    190,573           19.117425        3,643,265          0.00%       2.40%
    1999..........................      0.00%    172,011           11.786201        2,027,356          0.00%       6.75%
    1998..........................      0.00%    111,508           11.910337        1,328,098          0.00%       4.79%

 Dreyfus GVIT Mid Cap Index Fund -
 Class I
    2002..........................      0.00%     57,282            9.995389          572,556          0.14%      -0.04%
    2001..........................      0.00%     27,429           10.586100          290,366          0.34%       0.66%
    2000..........................      0.00%        795            9.878967            7,854          0.32%      -1.21% 05/01/00

 Dreyfus Investment Portfolios -
 European Equity Portfolio
    2002..........................      0.00%        157            6.181671              971          0.00%      -0.08%
    2000..........................      0.00%        275            9.778327            2,689          0.00%      -2.22% 05/01/00

 Dreyfus Stock Index Fund
    2002..........................      0.00%    593,396           16.269771        9,654,417          0.61%      -0.13%
    2001..........................      0.00%    609,261           19.912624       12,131,985          0.51%      -6.83%
    2000..........................      0.00%    586,479           23.430492       13,741,492          0.46%      -0.55%
    1999..........................      0.00%    582,226           21.906606       12,754,596          0.57%      12.14%
    1998..........................      0.00%    350,810           17.903982        6,280,896          0.71%      17.51%

 Dreyfus Variable Investment Fund -
 Appreciation Portfolio
    2002..........................      0.00%     78,422           12.244454          960,235          0.01%      -0.09%
    2001..........................      0.00%     76,280           13.860162        1,057,253          0.01%      -6.26%
    2000..........................      0.00%     66,953           15.297533        1,024,216          0.00%       2.79%
    1999..........................      0.00%     46,565           14.355616          668,469          0.01%       7.51%
    1998..........................      0.00%     39,456           12.379986          488,465          0.01%      20.73%

 Dreyfus Variable Investment Fund -
 Growth and Income Portfolio
    2002..........................      0.00%     40,878           11.648154          476,153          0.25%      -0.15%
    2001..........................      0.00%     48,590           14.574708          708,185          0.22%      -0.16%
    2000..........................      0.00%     49,262           15.037439          740,774          0.28%      -0.89%
    1999..........................      0.00%     43,020           14.419552          620,329          0.45%      11.08%
    1998..........................      0.00%     22,593           12.362440          279,305          0.51%       6.49%

 Federated Insurance Series -
 Federated Quality Bond Fund II -
 Primary Shares
    2002..........................      0.00%      2,234           10.119701          22,607           0.00%       0.01% 05/01/02

 Fidelity(R) VIP -
 Equity-Income Portfolio:
 Initial Class
    2002..........................      0.00%    424,953           15.866389        6,742,470          1.60%      -0.06%
    2001..........................      0.00%    425,712           17.627522        7,504,248          1.66%      -0.90%
    2000..........................      0.00%    413,346           15.968906        6,600,683          1.72%      -2.67%
    1999..........................      0.00%    447,629           17.389656        7,784,114          1.41%      12.70%
    1998..........................      0.00%    351,603           15.278454        5,371,950          1.28%      10.53%

 Fidelity(R) VIP -
 Growth Portfolio: Initial Class
    2002..........................      0.00%    439,476           14.638347        6,433,202          0.23%      -0.19%
    2001..........................      0.00%    477,163           19.891877        9,491,668          0.08%      -9.64%
    2000..........................      0.00%    478,061           25.992229       12,425,871          0.11%       5.11%
    1999..........................      0.00%    428,834           20.586833        8,828,334          0.16%      14.42%
    1998..........................      0.00%    228,641           15.366179        3,513,339          0.47%      19.13%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                       CONTRACT                                                      INVESTMENT
                                       EXPENSE                     UNIT               CONTRACT         INCOME     TOTAL
                                        RATE*     UNITS          FAIR VALUE         OWNERS' EQUITY     RATIO**    RETURN***
                                        -----     -----          ----------         --------------     -------    ---------
 Fidelity(R) VIP -
 High Income Portfolio:
 Initial Class
    2002..........................      0.00%    252,300            8.626036        2,176,349         10.31%      -0.04%
    2001..........................      0.00%    244,958            9.488213        2,324,214         12.28%      -7.19%
    2000..........................      0.00%    297,846           12.547483        3,737,218          6.88%      -4.85%
    1999..........................      0.00%    325,625           13.163135        4,286,246          8.97%       7.96%
    1998..........................      0.00%    285,767           13.355363        3,816,522          6.83%       4.80%

 Fidelity(R) VIP -
 Overseas Portfolio: Initial Class
    2002..........................      0.00%    100,251           11.900161        1,193,003          0.73%      -0.02%
    2001..........................      0.00%    108,663           13.707690        1,489,519          5.04%     -11.45%
    2000..........................      0.00%    118,731           18.168170        2,157,125          1.39%      -5.07%
    1999..........................      0.00%    116,931           14.506855        1,696,301          1.45%       8.11%
    1998..........................      0.00%     63,709           13.799744          879,168          1.71%      15.96%

 Fidelity(R) VIP II -
 Asset Manager Portfolio:
 Initial Class
    2002..........................      0.00%     98,018           14.350268        1,406,585          3.81%      -0.08%
    2001..........................      0.00%     97,486           15.747408        1,535,152          4.17%      -3.56%
    2000..........................      0.00%     96,392           16.879963        1,627,093          3.17%      -0.69%
    1999..........................      0.00%     95,742           16.104513        1,541,878          3.22%       5.26%
    1998..........................      0.00%     86,216           14.533040        1,252,981          2.97%       9.29%

 Fidelity(R) VIP II -
 Contrafund Portfolio:
 Initial Class
    2002..........................      0.00%    304,109           18.337852        5,576,706          0.79%      -0.01%
    2001..........................      0.00%    320,134           18.969439        6,072,762          0.80%      -9.93%
    2000..........................      0.00%    327,799           22.259280        7,296,570          0.34%      -1.31%
    1999..........................      0.00%    322,250           20.195445        6,507,982          0.46%      11.25%
    1998..........................      0.00%    231,283           16.303294        3,770,675          0.61%      16.74%

 Fidelity(R) VIP III -
 Growth Opportunities Portfolio:
 Initial Class
    2002..........................      0.00%     54,513            8.800905          479,764          0.99%      -0.13%
    2001..........................      0.00%     59,583           10.813727          644,314          0.37%      -8.76%
    2000..........................      0.00%     68,886           13.769984          948,559          1.18%      -3.65%
    1999..........................      0.00%     71,703           14.594106        1,046,441          0.91%       6.48%
    1998..........................      0.00%     43,753           12.244460          535,732          0.78%      11.32%

 Gartmore GVIT Emerging Markets Fund -
 Class I
    2002..........................      0.00%     10,343            8.054883           83,312          0.02%      -0.02%
    2001..........................      0.00%      2,317            8.887131           20,591          0.62%       2.01%

 Gartmore GVIT Global Technology
 and Communications Fund - Class I
    2002..........................      0.00%      7,763            2.343594           18,193          0.61%      -0.32%
    2001..........................      0.00%      2,566            4.265563           10,945          0.00%     -29.12%

 Gartmore GVIT Government Bond Fund -
 Class I
    2002..........................      0.00%    198,842           15.662750        3,114,413          2.27%       0.04%
    2001..........................      0.00%    155,160           14.357776        2,227,753          2.49%       2.43%
    2000..........................      0.00%    119,026           12.957514        1,542,281          2.82%       4.03%
    1999..........................      0.00%    137,934           12.477250        1,721,037          2.78%      -2.18%
    1998..........................      0.00%     71,854           12.179402          875,139          2.93%       4.00%

 Gartmore GVIT Growth Fund - Class I
    2002..........................      0.00%    167,624            9.256234        1,551,567          0.00%      -0.17%
    2001..........................      0.00%    167,680           12.232208        2,051,097          0.00%     -21.32%
    2000..........................      0.00%    211,056           21.321758        4,500,085          0.16%       0.76%
    1999..........................      0.00%    234,456           22.714734        5,325,606          0.28%      11.93%
    1998..........................      0.00%    137,499           18.624315        2,560,825          0.46%      19.27%

                                       CONTRACT                                                      INVESTMENT
                                       EXPENSE                     UNIT               CONTRACT         INCOME     TOTAL
                                        RATE*     UNITS          FAIR VALUE         OWNERS' EQUITY     RATIO**    RETURN***
                                        -----     -----          ----------         --------------     -------    ---------
 Gartmore GVIT Investor
 Destinations Conservative Fund
    2002..........................      0.00%      3,566           10.008384           35,690          0.59%       0.00% 01/25/02

 Gartmore GVIT Money Market Fund -
 Class I
    2002..........................      0.00%    824,238           13.276178       10,942,730          0.62%       0.01%
    2001..........................      0.00%    735,937           13.030757        9,589,816          2.26%       2.32%
    2000..........................      0.00%    700,085           12.350501        8,646,400          2.80%       2.82%
    1999..........................      0.00%    880,464           11.719723       10,318,794          2.26%       2.30%
    1998..........................      0.00%    730,601           11.168280        8,159,557          2.66%       2.62%

 Gartmore GVIT Nationwide(R)
 Leaders Fund - Class I
    2002..........................      0.00%      1,969            9.715302           19,129          0.00%      -0.03% 05/01/02

 Gartmore GVIT Small Cap Growth Fund -
 Class I
    2002..........................      0.00%     16,995            5.829385           99,070          0.00%      -0.19%
    2001..........................      0.00%     13,913            7.709185          107,258          0.00%      -5.05%
    2000..........................      0.00%      3,672           10.186918           37,406          0.00%       1.87% 05/01/00

 Gartmore GVIT Small Cap Value Fund -
 Class I
    2002..........................      0.00%    159,343           13.751897        2,191,269          0.00%      -0.12%
    2001..........................      0.00%    120,684           16.026367        1,934,126          0.00%      31.03%
    2000..........................      0.00%     91,907           12.209617        1,122,149          0.00%      11.01%
    1999..........................      0.00%     52,987           10.639972          563,780          0.00%      23.67%
    1998..........................      0.00%      3,619            9.238441           33,434          0.00%      -7.62% 05/01/98

 Gartmore GVIT Small Company Fund -
 Class I
    2002..........................      0.00%    174,945           17.460266        3,054,586          0.00%      -0.04%
    2001..........................      0.00%    216,157           19.301282        4,172,107          0.10%      -1.35%
    2000..........................      0.00%    242,770           19.335974        4,694,194          0.03%       7.62%
    1999..........................      0.00%    174,358           13.425636        2,340,867          0.00%       7.62%
    1998..........................      0.00%    131,029           13.106167        1,717,288          0.00%       6.12%

 Gartmore GVIT Total Return Fund
 - Class I
    2002..........................      0.00%    366,071           15.180371        5,557,094          0.31%      -0.06%
    2001..........................      0.00%    374,783           16.863350        6,320,097          0.37%      -7.89%
    2000..........................      0.00%    385,864           19.333470        7,460,090          0.26%       3.36%
    1999..........................      0.00%    401,741           19.370171        7,781,792          0.39%      10.75%
    1998..........................      0.00%    332,674           17.000513        5,655,629          0.56%      14.77%

 Janus Aspen Series -
 Capital Appreciation Portfolio -
 Service Shares
    2002..........................      0.00%     54,396            5.764512          313,566          0.19%      -0.07%
    2001..........................      0.00%     50,763            6.854604          347,960          0.66%     -13.60%
    2000..........................      0.00%     23,552            9.321768          219,546          0.12%      -6.78% 05/01/00

 Janus Aspen Series -
 Global Technology Portfolio -
 Service Shares
    2002..........................      0.00%     57,324            2.989090          171,347          0.00%      -0.30%
    2001..........................      0.00%     52,094            5.020002          261,512          0.52%     -25.95%
    2000..........................      0.00%     21,370           10.102880          215,899          0.00%       1.03% 05/01/00

 Janus Aspen Series -
 International Growth Portfolio -
 Service Shares
    2002..........................      0.00%     42,357            5.348305          226,538          0.29%      -0.12%
    2001..........................      0.00%     29,028            6.716810          194,976          0.51%     -15.53%
    2000..........................      0.00%     13,731            9.744920          133,807          0.00%      -2.55% 05/01/00

 MAS GVIT Multi Sector Bond Fund -
 Class I
    2002..........................      0.00%     10,998           11.157538          122,711           3.26%      0.02%
    2001..........................      0.00%      8,373           10.572779           88,526           3.93%      0.76%
    2000..........................      0.00%      7,461           10.178281           75,940           4.25%      1.78% 05/01/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                       CONTRACT                                                      INVESTMENT
                                       EXPENSE                     UNIT               CONTRACT         INCOME     TOTAL
                                        RATE*     UNITS          FAIR VALUE         OWNERS' EQUITY     RATIO**    RETURN***
                                        -----     -----          ----------         --------------     -------    ---------
 Neuberger Berman Advisers
 Management Trust -
 Growth Portfolio
    2002..........................      0.00%    144,864           10.928551        1,583,154          0.00%      -0.20%
    2001..........................      0.00%    190,439           15.878888        3,023,960          0.00%     -18.75%
    2000..........................      0.00%    172,782           25.276267        4,367,284          0.00%      14.26%
    1999..........................      0.00%    205,077           15.153921        3,107,721          0.00%       3.02%
    1998..........................      0.00%     54,189           14.726294          798,003          0.00%      15.66%

 Neuberger Berman Advisers
 Management Trust -
 Guardian Portfolio
    2002..........................      0.00%     44,419            9.520671          422,899          0.68%      -0.11%
    2001..........................      0.00%     36,105           11.056776          399,205          0.42%       1.59%
    2000..........................      0.00%     26,365           11.164108          294,342          0.55%       3.73%
    1999..........................      0.00%     22,025           10.979618          241,826          0.32%      17.25%
    1998..........................      0.00%      5,285            9.722600           51,384          0.00%      -2.77% 05/01/98

 Neuberger Berman Advisers
 Management Trust -
 Limited Maturity Bond Portfolio
    2002..........................      0.00%     64,149           14.045458          901,002          4.89%       0.02%
    2001..........................      0.00%     54,873           13.240737          726,559          6.18%       4.66%
    2000..........................      0.00%     58,782           12.075395          709,816          6.79%       1.93%
    1999..........................      0.00%     66,075           11.712912          773,931          5.69%       0.33%
    1998..........................      0.00%     56,134           11.463419          643,488          6.35%       2.50%

 Neuberger Berman Advisers
 Management Trust -
 Partners Portfolio
    2002..........................      0.00%    216,835           14.869856        3,224,305          0.48%      -0.10%
    2001..........................      0.00%    212,506           16.863278        3,583,548          0.37%      -0.64%
    2000..........................      0.00%    222,492           16.761738        3,729,353          0.76%      -0.54%
    1999..........................      0.00%    233,081           17.780231        4,144,234          1.17%      13.27%
    1998..........................      0.00%    221,440           15.961980        3,534,621          0.37%       5.97%

 Oppenheimer Aggressive Growth
 Fund/VA - Initial Class
    2002..........................      0.00%     13,342            4.450581           59,380          0.60%      -0.17%
    2001..........................      0.00%     37,932            5.711965          216,666          0.78%     -27.00%
    2000..........................      0.00%     14,777           10.684355          157,883          0.00%       6.84% 05/01/00

 Oppenheimer Bond
 Fund/VA - Initial Class
    2002..........................      0.00%    126,046           14.320237        1,805,009          7.33%       0.02%
    2001..........................      0.00%    112,418           13.676394        1,537,473          7.21%       5.38%
    2000..........................      0.00%    114,550           12.470236        1,428,466          7.84%       1.95%
    1999..........................      0.00%    103,651           12.210918        1,265,674          4.64%      -1.69%
    1998..........................      0.00%     74,127           12.088030          896,049          1.72%       3.94%

 Oppenheimer Capital Appreciation
 Fund/VA - Initial Class
    2002..........................      0.00%     96,612           12.989022        1,254,895          0.57%      -0.19%
    2001..........................      0.00%    121,307           17.488940        2,121,531          0.60%      -4.88%
    2000..........................      0.00%    104,751           20.164467        2,112,248          0.12%       9.42%
    1999..........................      0.00%     57,756           15.067640          870,247          0.27%      15.82%
    1998..........................      0.00%     19,784           12.278697          242,922          0.66%      17.03%

 Oppenheimer Global Securities
 Fund/VA - Initial Class
    2002..........................      0.00%    113,124           20.580050        2,328,098          0.50%      -0.07%
    2001..........................      0.00%    113,027           23.093523        2,610,192          0.70%      -8.38%
    2000..........................      0.00%    115,342           26.551339        3,062,485          0.25%      10.70%
    1999..........................      0.00%     90,112           17.222212        1,551,928          1.15%      13.80%
    1998..........................      0.00%     75,609           14.880212        1,125,078          2.03%      12.19%

                                       CONTRACT                                                      INVESTMENT
                                       EXPENSE                     UNIT               CONTRACT         INCOME     TOTAL
                                        RATE*     UNITS          FAIR VALUE         OWNERS' EQUITY     RATIO**    RETURN***
                                        -----     -----          ----------         --------------     -------    ---------
 Oppenheimer Main Street
 Growth & Income Fund/VA -
 Initial Class
    2002..........................      0.00%     23,831            7.562794          180,229          0.64%      -0.07%
    2001..........................      0.00%     24,522            8.515881          208,826          0.45%      -5.95%
    2000..........................      0.00%      6,639            9.944637           66,022          0.00%      -0.55% 05/01/00

 Oppenheimer Multiple Strategies
 Fund/VA - Initial Class
    2002..........................      0.00%     85,766           15.468895        1,326,705          3.38%      -0.07%
    2001..........................      0.00%     81,606           17.140288        1,398,750          3.76%       5.34%
    2000..........................      0.00%     81,287           16.311041        1,325,876          4.44%       6.69%
    1999..........................      0.00%     53,059           14.832298          786,987          3.39%       8.47%
    1998..........................      0.00%     70,345           13.730478          965,870          0.88%       7.09%

 Strong GVIT Mid Cap Growth
 Fund - Class I
    2002..........................      0.00%     18,205            4.332856           78,880          0.00%      -0.24%
    2001..........................      0.00%     18,505            7.028654          130,065          0.00%     -13.77%
    2000..........................      0.00%     11,711           10.117813          118,490          0.00%       1.18% 05/01/00

 Strong Opportunity Fund II, Inc.
    2002..........................      0.00%    106,006           18.017088        1,909,919          0.00%      -0.15%
    2001..........................      0.00%     99,399           22.064106        2,193,150          0.22%       0.04%
    2000..........................      0.00%     98,876           21.534013        2,129,197          0.00%       4.08%
    1999..........................      0.00%     86,553           18.357658        1,588,910          0.00%      19.70%
    1998..........................      0.00%     69,628           15.319586        1,066,672          0.03%      13.42%

 Strong Variable Insurance Funds,
 Inc. - Strong Discovery Fund II
    2002..........................      0.00%     20,216           12.870986          260,200          0.00%      -0.05%
    2001..........................      0.00%     28,539           14.216886          405,736          0.68%       9.73%
    2000..........................      0.00%     21,902           13.872055          303,826          0.00%      11.78%
    1999..........................      0.00%     18,493           11.167443          206,520          0.00%      -5.44%
    1998..........................      0.00%     22,422           11.856060          265,837          0.00%       7.68%

 Strong Variable Insurance
 Funds, Inc. - Strong International
 Stock Fund II
    2002..........................      0.00%     54,087            6.865525          371,336          3.62%      -0.06%
    2001..........................      0.00%     52,188            8.063633          420,825          0.00%     -13.98%
    2000..........................      0.00%     61,659           13.653266          841,847          0.00%     -11.91%
    1999..........................      0.00%     40,497            9.212641          373,084          0.39%      11.27%
    1998..........................      0.00%     26,760            9.288438          248,559          1.10%       6.82%

 The Dreyfus Socially Responsible
 Growth Fund, Inc.
    2002..........................      0.00%     68,412           13.794889          943,736          0.01%      -0.17%
    2001..........................      0.00%     78,212           18.464812        1,444,170          0.01%     -14.12%
    2000..........................      0.00%     84,024           24.782180        2,082,298          0.02%       2.55%
    1999..........................      0.00%     69,241           20.950998        1,450,668          0.00%      12.77%
    1998..........................      0.00%     38,691           16.998616          657,693          0.00%      18.38%

 Turner GVIT Growth Focus
 Fund - Class I
    2002..........................      0.00%      2,235            2.507967            5,605          0.00%      -0.35%
    2001..........................      0.00%      8,432            4.622739           38,979          0.00%     -27.14%

 Van Eck Worldwide Insurance Trust -
 Worldwide Bond Fund
    2002..........................      0.00%     14,821           11.876210          176,017          0.00%       0.10%
    2001..........................      0.00%     15,128           10.566846          159,855          4.49%      -7.31%
    2000..........................      0.00%     15,835           11.169513          176,869          4.81%      -0.20%
    1999..........................      0.00%     18,439           11.285697          208,097          4.14%      -7.05%
    1998..........................      0.00%     18,923           11.132779          210,666          0.87%       3.39%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                       CONTRACT                                                      INVESTMENT
                                       EXPENSE                     UNIT               CONTRACT         INCOME     TOTAL
                                        RATE*     UNITS          FAIR VALUE         OWNERS' EQUITY     RATIO**    RETURN***
                                        -----     -----          ----------         --------------     -------    ---------
 Van Eck Worldwide Insurance  Trust -
 Worldwide Emerging Markets Fund
    2002..........................      0.00%    105,895            7.168258          759,083          0.15%       0.07%
    2001..........................      0.00%     96,271            6.784682          653,168          0.00%      -0.72%
    2000..........................      0.00%     93,401           10.296557          961,709          0.00%     -12.41%
    1999..........................      0.00%     84,687            8.565350          725,374          0.00%      45.93%
    1998..........................      0.00%     27,218            6.883600          187,358          0.78%     -22.75%

 Van Eck Worldwide Insurance Trust -
 Worldwide Hard Assets Fund
    2002..........................      0.00%     43,441            9.008769          391,350          0.63%       0.09%
    2001..........................      0.00%     34,310            8.887024          304,914          1.07%      -3.41%
    2000..........................      0.00%     35,691            8.583053          306,338          1.10%       3.92%
    1999..........................      0.00%     26,833            8.070502          216,556          1.50%      18.24%
    1998..........................      0.00%     19,350            8.568839          165,807          0.59%     -13.33%

 Van Kampen - The Universal
 Institutional Funds, Inc. -
 Emerging Markets Debt Portfolio
    2002..........................      0.00%     33,930           11.232525          381,120          0.00%       0.00%
    2001..........................      0.00%     41,317           10.673931          441,015          0.00%       4.78%
    2000..........................      0.00%     24,985            9.741623          243,394          0.00%       6.51%
    1999..........................      0.00%     24,520            7.984920          195,790          0.00%      12.95%
    1998..........................      0.00%      1,909            9.492781           18,122          0.00%      -3.83%

 Van Kampen - The Universal
 Institutional Funds, Inc. -
 U.S. Real Estate Portfolio
    2002..........................      0.00%     66,125           22.033448        1,456,962          0.00%       0.10%
    2001..........................      0.00%     60,142           19.632270        1,180,724          0.00%       8.08%
    2000..........................      0.00%     49,904           16.209760          808,932          4.52%      14.28%
    1999..........................      0.00%     55,129           15.927748          878,081          6.49%       8.50%
    1998..........................      0.00%     53,847           15.799983          850,782          0.15%      -4.88%

 Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter)


 American Century Variable Portfolios,
 Inc. - American Century VP Balanced
 Fund - Class I
    2002..........................      0.50%      1,027           18.301887        $18,796            2.59%      -0.06%

 American Century Variable Portfolios,
 Inc. - American Century VP Capital
 Appreciation Fund - Class I
    2002..........................      0.50%      8,276           25.549711        211,449            0.00%      -0.10%
    2001..........................      0.50%      7,395           34.059179        251,868            0.00%     -14.47%
    2000..........................      0.50%      6,415           42.980416        275,719            0.00%      17.10%
    1999..........................      0.50%      6,408           25.808976        165,384            0.00%      15.53%
    1998..........................      0.50%      6,470           23.143544        149,739            0.00%       0.41%

 American Century Variable Portfolios,
 Inc. - American Century VP Income &
 Growth Fund - Class I
    2002..........................      0.50%      8,020            9.275118         74,386            1.01%      -0.11%

 American Century Variable Portfolios,
 Inc. - American Century VP
 International Fund - Class I
    2002..........................      0.50%      3,864           14.911074         57,616            0.74%      -0.05%
    2000..........................      0.50%      4,913           25.154705        123,585            0.12%      -6.25%
    1999..........................      0.50%      2,471           17.499558         43,241            0.00%       6.85%

 Credit Suisse Trust - Global Post-
 Venture Capital Portfolio
    2002..........................      0.50%      1,219            9.647487         11,760            0.00%      -0.14%
    2000..........................      0.50%      4,755           20.585314         97,883            0.00%       4.72%
    1998..........................      0.50%      1,787           12.697118         22,690            0.00%      12.72%

 Credit Suisse Trust -
 International Focus Portfolio
    1999..........................      0.50%        373           12.508445          4,666            0.00%       6.41%

                                       CONTRACT                                                      INVESTMENT
                                       EXPENSE                     UNIT               CONTRACT         INCOME     TOTAL
                                        RATE*     UNITS          FAIR VALUE         OWNERS' EQUITY     RATIO**    RETURN***
                                        -----     -----          ----------         --------------     -------    ---------
 Credit Suisse Trust -
 Small Cap Growth Portfolio
    2002..........................      0.50%      3,052           13.908030         42,447            0.00%      -0.22%

 Dreyfus GVIT Mid Cap Index Fund -
 Class I
    2002..........................      0.50%      4,940            9.888073         48,847            0.14%      -0.04%

 Dreyfus Stock Index Fund
    2002..........................      0.50%      1,451           22.893261         33,218            0.61%      -0.14%
    2001..........................      0.50%      1,124           28.159457         31,651            0.51%      -7.07%
    2000..........................      0.50%      6,380           33.299785        212,453            0.46%      -0.80%
    1999..........................      0.50%     16,400           31.108111        510,173            0.57%      11.61%
    1998..........................      0.50%     14,844           25.666593        380,995            0.71%      16.95%

 Dreyfus Variable Investment Fund -
 Appreciation Portfolio
    2002..........................      0.50%      5,901           11.909342         70,277            0.01%      -0.09%
    1999..........................      0.50%        871           14.090891         12,273            0.01%       7.01%
    1998..........................      0.50%        882           12.267560         10,820            0.01%      20.16%

 Fidelity(R) VIP - Equity-
 Income Portfolio: Initial Class
    2002..........................      0.50%      4,187           42.482122        177,873            1.60%      -0.06%
    2001..........................      0.50%      3,210           47.433835        152,263            1.66%      -1.15%
    2000..........................      0.50%      5,011           43.184959        216,400            1.72%      -2.91%
    1999..........................      0.50%      5,292           46.987954        248,660            1.41%      12.17%
    1998..........................      0.50%      6,582           41.677100        274,319            1.28%      10.01%

 Fidelity(R) VIP - Growth Portfolio:
 Initial Class
    2002..........................      0.50%      6,779           46.619621        316,034            0.23%      -0.19%
    2001..........................      0.50%      3,378           63.668369        215,072            0.08%      -9.86%
    2000..........................      0.50%      4,311           83.609959        360,443            0.11%       4.85%
    1999..........................      0.50%      3,186           66.167130        210,808            0.16%      13.88%
    1998..........................      0.50%      4,551           49.858250        226,905            0.47%      18.57%

 Fidelity(R) VIP -
 High Income Portfolio:
 Initial Class
    2002..........................      0.50%      2,111           18.877641         39,851           10.31%      -0.05%
    2001..........................      0.50%      1,791           20.868381         37,375           12.28%      -7.42%
    2000..........................      0.50%      1,958           27.734873         54,305            6.88%      -5.08%
    1999..........................      0.50%      2,147           29.071395         62,416            8.97%       7.46%
    1998..........................      0.50%      3,532           29.777470        105,174            6.83%       4.31%

 Fidelity(R) VIP -
 Overseas Portfolio:
 Initial Class
    2002..........................      0.50%      3,145           21.215531         66,723            0.73%      -0.03%
    2001..........................      0.50%      2,285           24.560357         56,120            5.04%     -11.67%
    2000..........................      0.50%      2,412           32.714959         78,908            1.39%      -5.30%
    1999..........................      0.50%      4,362           26.100226        113,849            1.45%       7.61%
    1998..........................      0.50%      4,991           25.064844        125,099            1.71%      15.41%

 Fidelity(R) VIP II -
 Asset Manager Portfolio:
 Initial Class
    2002..........................      0.50%      1,806           25.860364         46,704            3.81%      -0.09%
    2001..........................      0.50%      1,174           28.520109         33,483            4.17%      -3.80%
    2000..........................      0.50%      1,181           30.723922         36,285            3.17%      -0.93%
    1999..........................      0.50%      1,189           29.288050         34,823            3.22%       4.77%
    1998..........................      0.50%      1,198           26.682218         31,965            2.97%       8.77%

 Fidelity(R) VIP II -
 Contrafund Portfolio:
 Initial Class
    2002..........................      0.50%        311           21.020812          6,537            0.79%      -0.01%
    1999..........................      0.50%        680           23.362825         15,887            0.46%      10.73%
    1998..........................      0.50%        689           19.040008         13,119            0.61%      16.19%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                       CONTRACT                                                      INVESTMENT
                                       EXPENSE                     UNIT               CONTRACT         INCOME       TOTAL
                                        RATE*     UNITS          FAIR VALUE         OWNERS' EQUITY     RATIO**    RETURN***
                                        -----     -----          ----------         --------------     -------    ---------
 Fidelity(R) VIP III -
 Growth Opportunities Portfolio:
 Initial Class
    2002..........................      0.50%      2,644            8.559903           22,632            0.99%      -0.13%
    2001..........................      0.50%      1,213           10.570275           12,822            0.37%      -8.99%
    2000..........................      0.50%      1,352           13.527261           18,289            1.18%      -3.89%
    1999..........................      0.50%      1,480           14.324962           21,201            0.91%       5.98%

 Gartmore GVIT Government Bond Fund -
 Class I
    2002..........................      0.50%      1,238           28.161889           34,864            2.27%       0.04%
    2001..........................      0.50%      1,295           25.944499           33,598            2.49%       2.18%
    2000..........................      0.50%      1,508           23.531059           35,485            2.82%       3.77%
    1999..........................      0.50%      2,177           22.639946           49,287            2.78%      -2.64%
    1998..........................      0.50%      1,487           22.310412           33,176            2.93%       3.51%

 Gartmore GVIT Growth Fund - Class I
    2000..........................      0.50%         56           32.817208            1,838            0.16%       0.51%
    1999..........................      0.50%      3,526           34.932181          123,171            0.28%      11.40%
    1998..........................      0.50%      2,361           28.914781           68,268            0.46%      18.71%

 Gartmore GVIT Money Market Fund -
 Class I
    2002..........................      0.50%      7,097           18.485144          131,189            0.62%       0.00%
    2001..........................      0.50%     10,640           18.234356          194,014            2.26%       2.06%
    2000..........................      0.50%     14,924           17.368940          259,214            2.80%       2.56%
    1999..........................      0.50%     13,690           16.464706          225,402            2.26%       1.81%
    1998..........................      0.50%      9,796           15.840484          155,173            2.66%       2.14%

 Gartmore GVIT Small Cap Value Fund -
 Class I
    2002..........................      0.50%      1,777           13.468753           23,934            0.00%      -0.13%
    2001..........................      0.50%     19,957           15.775047          314,823            0.00%      30.71%
    2000..........................      0.50%      2,015           12.078102           24,337            0.00%      10.73%
    1999..........................      0.50%      2,649           10.522940           27,875            0.00%      23.09%

 Gartmore GVIT Small Company Fund -
 Class I
    2002..........................      0.50%      1,750           22.300778           39,026            0.00%      -0.05%
    2001..........................      0.50%        750           24.775621           18,582            0.10%      -1.59%
    2000..........................      0.50%        836           24.944101           20,853            0.03%       7.36%
    1999..........................      0.50%      1,185           17.304978           20,506            0.00%       7.11%

 Gartmore GVIT Total Return Fund -
 Class I
    2002..........................      0.50%      1,159           34.293466           39,746            0.31%      -0.06%
    2001..........................      0.50%      1,164           38.286155           44,565            0.37%      -8.12%
    2000..........................      0.50%      1,312           44.113476           57,877            0.26%       3.10%
    1999..........................      0.50%      4,620           44.160435          204,021            0.39%      10.23%
    1998..........................      0.50%      4,474           39.127646          175,057            0.56%      14.23%

 MAS GVIT Multi Sector Bond Fund -
 Class I
    2000..........................      0.50%        352           10.169951            3,580            4.25%       1.70% 05/01/00

 Neuberger Berman Advisers
 Management Trust - Growth Portfolio
    2002..........................      0.50%      3,207           26.613541           85,350            0.00%      -0.20%
    2001..........................      0.50%      3,141           38.862698          122,068            0.00%     -18.96%
    2000..........................      0.50%      3,943           62.172211          245,145            0.00%      13.97%
    1999..........................      0.50%      3,178           37.242929          118,358            0.00%       2.54%
    1998..........................      0.50%      4,932           36.537187          180,201            0.00%      15.11%

 Neuberger Berman Advisers
 Management Trust - Guardian
 Portfolio
    1999..........................      0.50%        430           10.858910            4,669            0.32%      16.70%

                                       CONTRACT                                                      INVESTMENT
                                       EXPENSE                     UNIT               CONTRACT         INCOME       TOTAL
                                        RATE*     UNITS          FAIR VALUE         OWNERS' EQUITY     RATIO**    RETURN***
                                        -----     -----          ----------         --------------     -------    ---------
 Neuberger Berman Advisers
 Management Trust -
 Limited Maturity Bond Portfolio
    2002..........................      0.50%      2,488           21.319161           53,042            4.89%       0.02%
    2001..........................      0.50%      6,022           20.198124          121,633            6.18%       4.40%
    2000..........................      0.50%      6,133           18.512380          113,536            6.79%       1.67%
    1999..........................      0.50%      6,045           17.941662          108,457            5.69%      -0.14%
    1998..........................      0.50%      5,909           17.727098          104,749            6.35%       2.02%

 Oppenheimer Bond Fund/VA -
 Initial Class
    2002..........................      0.50%        209           22.138719            4,627            7.33%       0.02%
    2001..........................      0.50%         47           21.249016              999            7.21%       5.12%

 Oppenheimer Capital Appreciation
  Fund/VA - Initial Class
    2002..........................      0.50%      1,529           12.633325           19,316            0.57%      -0.19%
    2001..........................      0.50%      8,520           17.095272          145,652            0.60%      -5.12%
    2000..........................      0.50%      5,374           19.809088          106,454            0.12%       9.15%

 Oppenheimer Global Securities
 Fund/VA - Initial Class
    2000..........................      0.50%      2,125           32.151658           68,322            0.25%      10.43%

 Oppenheimer Main Street Growth &
 Income Fund/VA - Initial Class
    2002..........................      0.50%      2,503            7.481589           18,726            0.64%      -0.07%

 Strong Opportunity Fund II, Inc.
    2002..........................      0.50%      1,462           34.696726           50,727            0.00%      -0.15%
    2001..........................      0.50%      3,843           42.703183          164,108            0.22%      -0.21%
    2000..........................      0.50%        449           41.885259           18,806            0.00%       3.82%
    1999..........................      0.50%        451           35.677181           16,090            0.00%      19.14%
    1998..........................      0.50%        454           30.056674           13,646            0.03%      12.88%

 The Dreyfus Socially Responsible
 Growth Fund, Inc.
    2000..........................      0.50%      1,694           37.342400           63,258            0.02%       2.30%
    1999..........................      0.50%      1,707           31.543164           53,844            0.00%      12.24%

 Van Eck Worldwide Insurance Trust -
 Worldwide Bond Fund
    2002..........................      0.50%      1,069           16.044956           17,152            0.00%       0.10%
    2001..........................      0.50%      1,088           14.347291           15,610            4.49%      -7.54%
    2000..........................      0.50%      1,213           15.241310           18,488            4.81%      -0.44%
    1999..........................      0.50%      1,327           15.386983           20,419            4.14%      -7.48%
    1998..........................      0.50%          8           15.323384              123            0.87%       2.90%

 Van Eck Worldwide Insurance Trust -
 Worldwide Emerging Markets Fund
    2002..........................      0.50%     23,305            6.935060          161,622            0.15%       0.07%
    2000..........................      0.50%      6,248           10.061576           62,865            0.00%     -12.63%
    1999..........................      0.50%        465            8.362842            3,889            0.00%      45.24%

 Van Eck Worldwide Insurance Trust -
 Worldwide Hard Assets Fund
    2002..........................      0.50%      7,012           13.016136           91,269            0.63%       0.09%
    2001..........................      0.50%          4           12.904508               52            1.07%      -3.65%
    2000..........................      0.50%          5           12.525276               63            1.10%       3.67%
    1999..........................      0.50%          7           11.767408               82            1.50%      17.69%
    1998..........................      0.50%      5,510           12.613372           69,500            0.59%     -13.74%

 Van Kampen -  The Universal
 Institutional  Funds, Inc. -
 Emerging Markets Debt Portfolio
    2002..........................      0.50%      1,225           10.924930           13,383            0.00%       0.00%
    2001..........................      0.50%      1,247           10.433533           13,011            0.00%       4.51%
    2000..........................      0.50%      1,389            9.569746           13,292            0.00%       6.25%
    1999..........................      0.50%      1,520            7.837393           11,913            0.00%      12.42%
    1998..........................      0.50%      4,125           17.100930           70,541            0.00%      -5.32%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                       CONTRACT                                                      INVESTMENT
                                       EXPENSE                     UNIT               CONTRACT         INCOME     TOTAL
                                        RATE*     UNITS          FAIR VALUE         OWNERS' EQUITY     RATIO**    RETURN***
                                        -----     -----          ----------         --------------     -------    ---------
 Van Kampen - The Universal
 Institutional Funds, Inc. -
 U.S. Real Estate Portfolio
    2002..........................      0.50%      3,911           23.407544           91,547            0.00%       0.10%
    2001..........................      0.50%      3,060           20.960920           64,140            0.00%       7.81%

 Multiple Payment contracts and
 Flexible Premium contracts

 American Century Variable
 Portfolios, Inc. - American Century
 VP Balanced Fund - Class I
    2002..........................      0.80%    200,648           18.226523      $ 3,657,115            2.59%      -0.07%
    2001..........................      0.80%    199,859           19.959158        3,989,017            2.76%      -2.03%
    2000..........................      0.80%    207,595           21.269538        4,415,450            2.40%       0.83%
    1999..........................      0.80%    222,079           20.037687        4,449,949            1.85%       3.71%
    1998..........................      0.80%    194,443           19.165966        3,726,688            1.68%      13.93%

 American Century Variable
 Portfolios, Inc. - American Century
 VP Capital Appreciation Fund -
 Class I
    2002..........................      0.80%    677,262           16.101158       10,904,702            0.00%      -0.10%
    2001..........................      0.80%    786,433           21.528185       16,930,475            0.00%     -14.60%
    2000..........................      0.80%    783,810           27.248563       21,357,696            0.00%      16.93%
    1999..........................      0.80%    640,120           16.507627       10,566,862            0.00%      15.62%
    1998..........................      0.80%    638,722           14.780622        9,440,708            0.00%       0.48%

 American Century Variable
 Portfolios, Inc. - American Century
 VP Income & Growth Fund - Class I
    2002..........................      0.80%    285,356            9.160073        2,613,882            1.01%      -0.11%
    2001..........................      0.80%    308,475           10.804620        3,332,955            0.84%      -4.20%
    2000..........................      0.80%    255,946           12.214588        3,126,275            0.56%      -3.96%
    1999..........................      0.80%    612,387           17.628910       10,795,715            0.02%       6.92%
    1999..........................      0.80%    206,901           11.875525        2,457,058            0.02%       9.32%
    1998..........................      0.80%     16,809           10.098876          169,752            0.00%       0.99% 05/01/98

 American Century Variable
 Portfolios, Inc. - American Century
 VP International Fund - Class I
    2002..........................      0.80%    707,507           14.800223       10,471,261            0.74%      -0.05%
    2001..........................      0.80%    749,019           17.608849       13,189,362            0.09%     -20.46%
    2000..........................      0.80%    747,558           25.117659       18,776,907            0.12%      -6.39%
    1998..........................      0.80%    478,209           17.466243        8,352,515            0.49%      24.81%

 American Century Variable
 Portfolios, Inc. - American Century
 VP Value Fund - Class I
    2002..........................      0.80%    574,223           16.291245        9,354,808            0.81%      -0.04%
    2001..........................      0.80%    377,207           16.240238        6,125,931            1.22%       6.78%
    2000..........................      0.80%    152,146           12.407385        1,887,734            1.15%      -4.38%
    1999..........................      0.80%    144,236           14.867552        2,144,436            0.92%      12.70%
    1998..........................      0.80%    129,783           13.383185        1,736,910            0.63%       5.48%

 Credit Suisse Trust - Global Post-
 Venture Capital Portfolio
    2002..........................      0.80%     87,826            9.541324          837,976            0.00%      -0.14%
    2001..........................      0.80%    136,614           12.612769        1,723,081            0.00%     -19.92%
    2000..........................      0.80%    118,658           20.481233        2,430,262            0.00%       4.57%
    1999..........................      0.80%     56,513           13.559677          766,298            0.00%      12.29%
    1998..........................      0.80%     45,775           12.886267          589,869            0.00%      12.75%

 Credit Suisse Trust -
 International Focus Portfolio
    2002..........................      0.80%    493,976            9.996529        4,938,045            0.00%      -0.02%
    2001..........................      0.80%    559,443           11.070894        6,193,534            0.00%     -16.27%
    2000..........................      0.80%    526,717           16.348137        8,610,842            0.00%      -9.11%
    1999..........................      0.80%    571,690           12.583549        7,193,889            0.00%       6.49%
    1998..........................      0.80%    660,912           12.754223        8,429,419            0.00%      12.80%

                                       CONTRACT                                                      INVESTMENT
                                       EXPENSE                     UNIT               CONTRACT         INCOME      TOTAL
                                        RATE*     UNITS          FAIR VALUE         OWNERS' EQUITY     RATIO**    RETURN***
                                        -----     -----          ----------         --------------     -------    ---------
 Credit Suisse Trust -
 Small Cap Growth Portfolio
    2002..........................      0.80%    757,344           13.785369       10,440,266            0.00%      -0.22%
    2001..........................      0.80%    919,136           18.266351       16,789,261            0.00%     -13.89%
    2000..........................      0.80%    871,755           26.635120       23,219,299            0.00%       2.00%
    1999..........................      0.80%    714,703           16.552974       11,830,460            0.00%       6.32%
    1998..........................      0.80%    721,851           16.861654       12,171,602            0.00%       4.38%

 Dreyfus GVIT Mid Cap Index Fund -
 Class I
    2002..........................      0.80%    342,673            9.824246        3,366,504            0.14%      -0.04%
    2001..........................      0.80%    183,997           10.488313        1,929,818            0.34%       0.26%
    2000..........................      0.80%     13,930            9.866027          137,434            0.32%      -1.34% 05/01/00

 Dreyfus Investment Portfolios -
 European Equity Portfolio
    2002..........................      0.80%      7,557            6.075769           45,915            0.00%      -0.08%
    2001..........................      0.80%      8,203            7.376033           60,506            0.12%     -20.72%
    2000..........................      0.80%      2,248            9.765505           21,953            0.00%      -2.34% 05/01/00

 Dreyfus Investment Portfolios -
 Small Cap Stock Index Portfolio -
 Service Class
    2002..........................      0.80%          5            9.068428               45            0.00%      -0.09% 05/01/02

 Dreyfus Stock Index Fund
    2002..........................      0.80%  2,661,145           22.751285       60,544,468            0.61%      -0.14%
    2001..........................      0.80%  2,637,014           28.068843       74,017,932            0.51%      -7.21%
    2000..........................      0.80%  2,632,727           33.292046       87,648,868            0.46%      -0.94%
    1999..........................      0.80%  2,452,036           31.377050       76,937,656            0.57%      11.70%
    1998..........................      0.80%  1,969,301           25.849746       50,905,931            0.71%      17.04%

 Dreyfus Variable Investment Fund -
 Appreciation Portfolio
    2002..........................      0.80%    380,519           11.768590        4,478,172            0.01%      -0.09%
    2001..........................      0.80%    355,687           13.428340        4,776,286            0.01%      -6.63%
    2000..........................      0.80%    389,447           14.939512        5,818,148            0.00%       2.38%
    1999..........................      0.80%    410,137           14.132362        5,796,205            0.01%       7.09%
    1998..........................      0.80%    229,916           12.285237        2,824,573            0.01%      20.25%

 Dreyfus Variable Investment Fund -
 Growth and Income Portfolio
    2002..........................      0.80%    161,431           11.145653        1,799,254            0.25%      -0.16%
    2001..........................      0.80%    169,392           14.057896        2,381,295            0.22%      -0.56%
    2000..........................      0.80%    151,182           14.620238        2,210,317            0.28%      -1.28%
    1999..........................      0.80%    133,383           14.132230        1,884,999            0.45%      10.65%
    1998..........................      0.80%    118,667           12.213307        1,449,317            0.51%       6.07%

 Federated Insurance Series -
 Federated Quality Bond Fund II -
 Primary Shares
    2002..........................      0.80%     54,467           10.106848          550,490            0.00%       0.01% 05/01/02

 Fidelity(R) VIP -
 Equity-Income Portfolio:
 Initial Class
    2002..........................      0.80%  1,548,774           35.443061       54,893,291            1.60%      -0.07%
    2001..........................      0.80%  1,574,413           39.693047       62,493,249            1.66%      -1.30%
    2000..........................      0.80%  1,599,715           36.245575       57,982,590            1.72%      -3.06%
    1999..........................      0.80%  1,769,777           39.787906       70,415,721            1.41%      12.25%
    1998..........................      0.80%  1,688,967           35.237987       59,515,797            1.28%      10.09%

 Fidelity(R) VIP -
 Growth Portfolio: Initial Class
    2002..........................      0.80%  2,388,682           32.436262       77,479,915            0.23%      -0.20%
    2001..........................      0.80%  2,555,355           44.431230      113,537,566            0.08%     -10.00%
    2000..........................      0.80%  2,673,456           58.522458      156,457,216            0.11%       4.69%
    1999..........................      0.80%  2,565,538           46.724607      119,873,755            0.16%      13.97%
    1998..........................      0.80%  2,230,873           35.155247       78,426,891            0.47%      18.66%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                                            INVESTMENT
                                                 EXPENSE                   UNIT          CONTRACT      INCOME          TOTAL
                                                  RATE*       UNITS     FAIR VALUE    OWNERS' EQUITY   RATIO**        RETURN***
                                                  -----       -----     ----------    --------------   -------        ---------
Fidelity(R) VIP - High Income Portfolio:
 Initial Class
    2002......................................    0.80%      632,119     17.979964      11,365,477      10.31%     -0.05%
    2001......................................    0.80%      671,286     19.935654      13,382,525      12.28%     -7.56%
    2000......................................    0.80%      640,788     26.574602      17,028,686       6.88%     -5.22%
    1999......................................    0.80%      678,337     28.102779      19,063,155       8.97%      7.54%
    1998......................................    0.80%      759,256     28.742182      21,822,674       6.83%      4.38%

Fidelity(R) VIP - Overseas Portfolio:
 Initial Class
    2002......................................    0.80%      820,407     16.359879      13,421,759       0.73%     -0.03%
    2001......................................    0.80%      842,797     18.996016      16,009,785       5.04%    -11.81%
    2000......................................    0.80%      882,638     25.378931      22,400,409       1.39%     -5.44%
    1999......................................    0.80%      874,384     20.427325      17,861,326       1.45%      7.69%
    1998......................................    0.80%      880,136     19.587603      17,239,755       1.71%     15.50%

Fidelity(R) VIP II - Asset Manager Portfolio:
 Initial Class
    2002......................................    0.80%      795,307     22.640014      18,005,762       3.81%     -0.09%
    2001......................................    0.80%      834,426     25.043415      20,896,877       4.17%     -3.95%
    2000......................................    0.80%      888,836     27.059327      24,051,304       3.17%     -1.08%
    1999......................................    0.80%      963,059     26.023875      25,062,527       3.22%      4.84%
    1998......................................    0.80%      975,581     23.672944      23,094,874       2.97%      8.85%

Fidelity(R) VIP II - Contrafund Portfolio:
 Initial Class
    2002......................................    0.80%    1,931,817     20.835755      40,250,866       0.79%     -0.01%
    2001......................................    0.80%    2,025,215     21.726199      44,000,224       0.80%    -10.29%
    2000......................................    0.80%    2,148,148     25.698199      55,203,535       0.34%     -1.70%
    1999......................................    0.80%    2,079,761     23.503049      48,880,725       0.46%     10.81%
    1998......................................    0.80%    1,622,562     19.125611      31,032,490       0.61%     16.27%

Fidelity(R) VIP III - Growth Opportunities
 Portfolio: Initial Class
    2002......................................    0.80%      336,807      8.458687       2,848,945       0.99%     -0.14%
    2001......................................    0.80%      346,993     10.476643       3,635,322       0.37%     -9.13%
    2000......................................    0.80%      429,757     13.447601       5,779,201       1.18%     -4.03%
    1999......................................    0.80%      367,838     14.367127       5,284,775       0.91%      6.06%
    1998......................................    0.80%      220,981     12.150728       2,685,080       0.78%     10.88%

Gartmore GVIT Emerging Markets Fund -
 Class I
    2002......................................    0.80%      115,622      7.943512         918,445       0.02%     -0.03%
    2001......................................    0.80%       19,740      8.834628         174,396       0.62%      1.60%

Gartmore GVIT Global Financial Services Fund -
 Class I
    2002......................................    0.80%           18      9.534187             172       0.00%     -0.05% 05/01/02

Gartmore GVIT Global Health Sciences Fund -
 Class I
    2002......................................    0.80%          450      8.878693           3,995       0.00%     -0.11% 05/01/02

Gartmore GVIT Global Technology and
 Communications Fund - Class I
    2002......................................    0.80%       91,658      2.311084         211,829       0.61%     -0.32%
    2001......................................    0.80%       76,277      4.240225         323,432       0.00%    -29.40%

Gartmore GVIT Global Utilities Fund - Class I
    2002......................................    0.80%          127      9.314008           1,183       0.05%     -0.07% 05/01/02

Gartmore GVIT Government Bond Fund - Class I
    2002......................................    0.80%      483,307     21.592689      10,435,898       2.27%      0.04%
    2001......................................    0.80%      401,161     19.952103       8,004,006       2.49%      2.02%
    2000......................................    0.80%      325,686     18.150229       5,911,275       2.82%      3.62%
    1999......................................    0.80%      424,621     17.618074       7,481,004       2.78%     -2.56%
    1998......................................    0.80%      254,512     17.335612       4,412,121       2.93%      3.58%

                                                 CONTRACT                                            INVESTMENT
                                                 EXPENSE                   UNIT          CONTRACT      INCOME          TOTAL
                                                  RATE*       UNITS     FAIR VALUE    OWNERS' EQUITY   RATIO**        RETURN***
                                                  -----       -----     ----------    --------------   -------        ---------
Gartmore GVIT Growth Fund - Class I
    2002......................................    0.80%      964,532     14.046556      13,548,353       0.00%     -0.17%
    2001......................................    0.80%      950,361     18.711696      17,782,866       0.00%    -21.64%
    2000......................................    0.80%      975,154     32.877948      32,061,063       0.16%      0.36%
    1999......................................    0.80%    1,098,675     35.307745      38,791,737       0.28%     11.49%
    1998......................................    0.80%      903,007     29.181890      26,351,451       0.46%     18.80%

Gartmore GVIT Investor Destinations
 Aggressive Fund
    2002......................................    0.80%       12,148      9.464596         114,976       0.65%     -0.05% 01/25/02

Gartmore GVIT Investor Destinations
 Conservative Fund
    2002......................................    0.80%        8,964      9.974658          89,413       0.59%      0.00% 01/25/02

Gartmore GVIT Investor Destinations Moderate
 Fund
    2002......................................    0.80%       10,891      9.661735         105,226       1.09%     -0.03% 01/25/02

Gartmore GVIT Investor Destinations Moderately
 Aggressive Fund
    2002......................................    0.80%       46,570      9.563890         445,390       0.85%     -0.04% 01/25/02

Gartmore GVIT Investor Destinations Moderately
 Conservative Fund
    2002......................................    0.80%        2,032      9.829082          19,973       1.32%     -0.02% 01/25/02

Gartmore GVIT International Growth Fund -
 Class I
    2002......................................    0.80%        3,430      6.020906          20,652       0.00%     -0.08%
    2001......................................    0.80%        1,328      7.394189           9,819       0.18%    -19.91%

Gartmore GVIT Money Market Fund - Class I
    2002......................................    0.80%    1,972,798     15.008113      29,607,975       0.62%      0.00%
    2001......................................    0.80%    1,868,735     14.849147      27,749,121       2.26%      1.91%
    2000......................................    0.80%    2,105,080     14.186996      29,864,762       2.80%      2.41%
    1999......................................    0.80%    2,224,003     13.571142      30,182,261       2.26%      1.89%
    1998......................................    0.80%    2,026,014     13.036881      26,412,903       2.66%      2.22%

Gartmore GVIT Nationwide(R) Leaders Fund -
 Class I
    2002......................................    0.80%        4,013      9.702946          38,938       0.00%     -0.03% 05/01/02

Gartmore GVIT Small Cap Growth Fund - Class I
    2002......................................    0.80%      177,905      5.729418       1,019,292       0.00%     -0.20%
    2001......................................    0.80%      186,975      7.637837       1,428,085       0.00%     -5.43%
    2000......................................    0.80%       13,584     10.173586         138,198       0.00%      1.74% 05/01/00

Gartmore GVIT Small Cap Value Fund - Class I
    2002......................................    0.80%      721,785     13.301699       9,600,967       0.00%     -0.13%
    2001......................................    0.80%      494,959     15.626161       7,734,309       0.00%     30.51%
    2000......................................    0.80%      228,209     11.999870       2,738,478       0.00%     10.57%
    1999......................................    0.80%       85,419     10.541317         900,429       0.00%     23.18%
    1998......................................    0.80%        3,990      9.226260          36,813       0.00%     -7.74% 05/01/98

Gartmore GVIT Small Company Fund - Class I
    2002......................................    0.80%      919,483     22.094179      20,315,222       0.00%     -0.05%
    2001......................................    0.80%      977,323     24.619785      24,061,482       0.10%     -1.74%
    2000......................................    0.80%    1,019,044     24.861403      25,334,864       0.03%      7.20%
    1999......................................    0.80%      867,898     17.400870      15,102,180       0.00%      7.19%
    1998......................................    0.80%      801,458     17.123187      13,723,515       0.00%      5.70%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                   UNIT          CONTRACT       INCOME        TOTAL
                                                  RATE*      UNITS      FAIR VALUE    OWNERS' EQUITY    RATIO**      RETURN***
                                                  -----      -----      ----------    --------------    -------      ---------
Gartmore GVIT Total Return Fund - Class I
    2002......................................    0.80%    2,269,016     27.912371      63,333,616        0.31%      -0.06%
    2001......................................    0.80%    2,325,959     31.255650      72,699,360        0.37%      -8.26%
    2000......................................    0.80%    2,427,549     36.120724      87,684,827        0.26%       2.95%
    1999......................................    0.80%    2,643,756     36.480415      96,445,316        0.39%      10.31%
    1998......................................    0.80%    2,561,854     32.274487      82,682,524        0.56%      14.31%

Gartmore GVIT U.S. Growth Leaders Fund -
 Class I
    2002......................................    0.80%          342      8.802699           3,011        0.00%      -0.12% 05/01/02

Janus Aspen Series - Capital Appreciation
 Portfolio - Service Shares
    2002......................................    0.80%      366,548      5.665727       2,076,761        0.19%      -0.07%
    2001......................................    0.80%      353,225      6.791205       2,398,823        0.66%     -13.94%
    2000......................................    0.80%       94,611      9.309560         880,787        0.12%      -6.90% 05/01/00

Janus Aspen Series - Global Technology
 Portfolio - Service Shares
    2002......................................    0.80%      299,365      2.937775         879,467        0.00%      -0.30%
    2001......................................    0.80%      293,913      4.973466       1,461,766        0.52%     -26.24%
    2000......................................    0.80%       92,673     10.089666         935,040        0.00%       0.90% 05/01/00

Janus Aspen Series - International Growth
 Portfolio - Service Shares
    2002......................................    0.80%      365,845      5.256647       1,923,118        0.29%      -0.13%
    2001......................................    0.80%      219,984      6.654685       1,463,924        0.51%     -15.87%
    2000......................................    0.80%       43,691      9.732155         425,208        0.00%      -2.68% 05/01/00

MAS GVIT Multi Sector Bond Fund - Class I
    2002......................................    0.80%       49,317     10.966680         540,844        3.26%       0.02%
    2001......................................    0.80%       24,647     10.475151         258,181        3.93%       0.36%
    2000......................................    0.80%        1,326     10.164955          13,479        4.25%       1.65% 05/01/00

Neuberger Berman Advisers Management Trust -
 Balanced Portfolio
    2002......................................    0.80%        2,365     19.841017          46,924        2.76%      -0.12%

Neuberger Berman Advisers Management Trust -
 Growth Portfolio
    2002......................................    0.80%      719,241     18.312808      13,171,322        0.00%      -0.20%
    2001......................................    0.80%      810,125     26.821840      21,729,043        0.00%     -19.08%
    2000......................................    0.80%      777,780     43.038224      33,474,270        0.00%      13.80%
    1999......................................    0.80%      668,108     26.010144      17,377,585        0.00%       2.61%
    1998......................................    0.80%      638,900     25.479039      16,278,558        0.00%      15.20%

Neuberger Berman Advisers Management Trust -
 Guardian Portfolio
    2002......................................    0.80%      194,282      9.209055       1,789,154        0.68%      -0.12%
    2001......................................    0.80%      190,704     10.780683       2,055,919        0.42%       1.18%
    2000......................................    0.80%      164,010     10.972407       1,799,584        0.55%       3.32%
    1999......................................    0.80%      159,097     10.877878       1,730,638        0.32%      16.79%
    1998......................................    0.80%       10,243      9.709796          99,457        0.00%      -2.90% 05/01/98

Neuberger Berman Advisers Management Trust -
 Limited Maturity Bond Portfolio
    2002......................................    0.80%      214,239     17.385988       3,724,757        4.89%       0.02%
    2001......................................    0.80%      138,736     16.521105       2,292,072        6.18%       4.25%
    2000......................................    0.80%      153,168     15.187538       2,326,245        6.79%       1.52%
    1999......................................    0.80%      172,383     14.850110       2,559,907        5.69%      -0.07%
    1998......................................    0.80%      180,704     14.650523       2,647,408        6.35%       2.10%

                                                 CONTRACT                                              INVESTMENT
                                                 EXPENSE                   UNIT          CONTRACT        INCOME        TOTAL
                                                  RATE*       UNITS     FAIR VALUE    OWNERS' EQUITY     RATIO**      RETURN***
                                                  -----       -----     ----------    --------------     -------      ---------
Neuberger Berman Advisers Management Trust -
 Partners Portfolio
    2002......................................    0.80%      747,555     21.662321      16,193,776         0.48%     -0.10%
    2001......................................    0.80%      776,103     24.763505      19,219,031         0.37%     -1.03%
    2000......................................    0.80%      890,741     24.811256      22,100,403         0.76%     -0.94%
    1999......................................    0.80%    1,040,775     26.530639      27,612,426         1.17%     12.83%
    1998......................................    0.80%    1,151,928     24.008666      27,656,255         0.37%      5.55%

Oppenheimer Aggressive Growth Fund/VA -
  Initial Class
    2002......................................    0.80%      271,804      4.374263       1,188,942         0.60%     -0.18%
    2001......................................    0.80%      287,206      5.659052       1,625,314         0.78%    -27.29%
    2000......................................    0.80%       96,402     10.670421       1,028,650         0.00%      6.70% 05/01/00

Oppenheimer Bond Fund/VA - Initial Class
    2002......................................    0.80%      510,658     20.297202      10,364,929         7.33%      0.02%
    2001......................................    0.80%      458,542     19.539865       8,959,849         7.21%      4.96%
    2000......................................    0.80%      472,868     17.959057       8,492,263         7.84%      1.54%
    1999......................................    0.80%      525,968     17.727061       9,323,867         4.64%     -2.08%
    1998......................................    0.80%      505,922     17.689611       8,949,563         1.72%      3.53%

Oppenheimer Capital Appreciation Fund/VA -
 Initial Class
    2002......................................    0.80%      909,784     12.483988      11,357,733         0.57%     -0.20%
    2001......................................    0.80%      850,766     16.943942      14,415,330         0.60%     -5.26%
    2000......................................    0.80%      729,049     19.692541      14,356,827         0.12%      8.98%
    1999......................................    0.80%      328,553     14.833265       4,873,514         0.27%     15.36%
    1998......................................    0.80%      157,197     12.184646       1,915,390         0.66%     16.57%

Oppenheimer Global Securities Fund/VA -
 Initial Class
    2002......................................    0.80%    1,035,345     24.520597      25,387,278         0.50%     -0.08%
    2001......................................    0.80%    1,085,883     27.736138      30,118,201         0.70%     -8.74%
    2000......................................    0.80%    1,107,837     32.144397      35,610,752         0.25%     10.26%
    1999......................................    0.80%      974,688     21.017527      20,485,531         1.15%     13.35%
    1998......................................    0.80%      980,620     18.305105      17,950,352         2.03%     11.75%

Oppenheimer Main Street Growth & Income
 Fund/VA - Initial Class
    2002......................................    0.80%       89,306      7.433293         663,838         0.64%     -0.07%
    2001......................................    0.80%       61,871      8.437202         522,018         0.45%     -6.32%
    2000......................................    0.80%       11,659      9.931623         115,793         0.00%     -0.68% 05/01/00

Oppenheimer Multiple Strategies Fund/VA -
 Initial Class
    2002......................................    0.80%      411,276     24.967418      10,268,500         3.38%     -0.07%
    2001......................................    0.80%      416,306     27.886972      11,609,514         3.76%      4.92%
    2000......................................    0.80%      432,518     26.750095      11,569,898         4.44%      6.27%
    1999......................................    0.80%      436,991     24.520578      10,715,272         3.39%      8.04%
    1998......................................    0.80%      445,668     22.881279      10,197,454         0.88%      6.67%

Strong GVIT Mid Cap Growth Fund - Class I
    2002......................................    0.80%      222,291      4.258510         946,628         0.00%     -0.24%
    2001......................................    0.80%       97,151      6.963570         676,518         0.00%    -14.12%
    2000......................................    0.80%       24,669     10.104589         249,270         0.00%      1.05% 05/01/00

Strong Opportunity Fund II, Inc.
    2002......................................    0.80%      877,959     34.552780      30,335,924         0.00%     -0.16%
    2001......................................    0.80%      893,798     42.653716      38,123,806         0.22%     -0.36%
    2000......................................    0.80%      909,850     41.961900      38,179,035         0.00%      3.67%
    1999......................................    0.80%      850,948     36.059910      30,685,108         0.00%     19.22%
    1998......................................    0.80%      853,057     30.333638      25,876,322         0.03%     12.97%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                   UNIT          CONTRACT       INCOME       TOTAL
                                                  RATE*       UNITS     FAIR VALUE    OWNERS' EQUITY    RATIO**     RETURN***
                                                  -----       -----     ----------    --------------  ----------    ---------
Strong Variable Insurance Funds, Inc. - Strong
  Discovery Fund II
    2002......................................    0.80%      278,510     20.579978       5,731,730       0.00%       -0.05%
    2001......................................    0.80%      286,621     22.914443       6,567,761       0.68%        9.30%
    2000......................................    0.80%      287,247     22.537617       6,473,863       0.00%       11.33%
    1999......................................    0.80%      315,862     18.289393       5,776,924       0.00%       -5.81%
    1998......................................    0.80%      350,945     19.573146       6,869,098       0.00%        7.26%

Strong Variable Insurance Funds, Inc. - Strong
 International Stock Fund II
    2002......................................    0.80%      207,912      7.324360       1,522,822       3.62%       -0.06%
    2001......................................    0.80%      212,994      8.671573       1,846,993       0.00%      -14.32%
    2000......................................    0.80%      285,882     14.800344       4,231,152       0.00%      -12.26%
    1999......................................    0.80%      146,319     10.066830       1,472,968       0.39%       10.83%
    1998......................................    0.80%      144,191     10.231122       1,475,236       1.10%        6.40%

The Dreyfus Socially Responsible Growth
 Fund, Inc.
    2002......................................    0.80%      448,808     20.451852       9,178,955       0.01%       -0.17%
    2001......................................    0.80%      495,429     27.595119      13,671,422       0.01%      -14.46%
    2000......................................    0.80%      499,932     37.333022      18,663,972       0.02%        2.14%
    1999......................................    0.80%      416,431     31.815264      13,248,862       0.00%       12.33%
    1998......................................    0.80%      317,554     26.020390       8,262,879       0.00%       17.91%

Turner GVIT Growth Focus Fund - Class I
    2002......................................    0.80%       52,769      2.473186         130,508       0.00%       -0.35%
    2001......................................    0.80%       24,390      4.595277         112,079       0.00%      -27.43%

Van Eck Worldwide Insurance Trust - Worldwide
 Bond Fund
    2002......................................    0.80%      159,687     14.567433       2,326,230       0.00%        0.09%
    2001......................................    0.80%      123,779     13.065112       1,617,186       4.49%       -7.68%
    2000......................................    0.80%      130,953     13.920782       1,822,968       4.81%       -0.59%
    1999......................................    0.80%      145,716     14.178734       2,066,068       4.14%       -7.41%
    1998......................................    0.80%      150,540     14.098956       2,122,457       0.87%        2.98%

Van Eck Worldwide Insurance Trust - Worldwide
 Emerging Markets Fund
    2002......................................    0.80%      549,308      6.858743       3,767,562       0.15%        0.06%
    2001......................................    0.80%      514,834      6.543823       3,368,983       0.00%       -1.12%
    2000......................................    0.80%      599,413     10.010672       6,000,527       0.00%      -12.76%
    1999......................................    0.80%      384,147      8.394502       3,224,723       0.00%       45.35%
    1998......................................    0.80%      253,008      6.800411       1,720,558       0.78%      -23.06%

Van Eck Worldwide Insurance Trust - Worldwide
 Hard Assets Fund
    2002......................................    0.80%      190,240     15.676162       2,982,233       0.63%        0.09%
    2001......................................    0.80%      186,647     15.588349       2,909,519       1.07%       -3.79%
    2000......................................    0.80%      205,673     15.175472       3,121,185       1.10%        3.51%
    1999......................................    0.80%      203,079     14.384055       2,921,100       1.50%       17.77%
    1998......................................    0.80%      216,934     15.394994       3,339,698       0.59%      -13.68%

Van Kampen - The Universal Institutional
 Funds, Inc. - Emerging Markets Debt Portfolio
    2002......................................    0.80%       82,260     10.795827         888,065       0.00%        0.00%
    2001......................................    0.80%       66,847     10.341124         691,273       0.00%        4.36%
    2000......................................    0.80%       61,089      9.513376         581,163       0.00%        6.09%
    1999......................................    0.80%       40,988      7.860506         322,186       0.00%       12.50%
    1998......................................    0.80%       32,597      9.419998         307,064       0.00%       -4.21%

                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                   UNIT          CONTRACT       INCOME       TOTAL
                                                  RATE*       UNITS     FAIR VALUE    OWNERS' EQUITY    RATIO**     RETURN***
                                                  -----       -----     ----------    --------------  ----------    ---------
Van Kampen - The Universal Institutional
 Funds, Inc. - U.S. Real Estate Portfolio
    2002......................................    0.80%      354,628     23.201445       8,227,882       0.00%      0.10%
    2001......................................    0.80%      310,318     20.838647       6,466,607       0.00%      7.65%
    2000......................................    0.80%      240,991     17.343368       4,179,596       4.52%     13.82%
    1999......................................    0.80%      261,395     17.178756       4,490,441       6.49%      8.07%
    1998......................................    0.80%      311,962     17.177811       5,358,824       0.15%     -5.25%

Single Premium contracts issued on or after April 16, 1990

American Century Variable Portfolios, Inc. -
 American Century VP Balanced Fund - Class I
    2002......................................    1.30%       25,332     17.321966        $438,800       2.59%     -0.07%
    2001......................................    1.30%       30,910     19.063534         589,254       2.76%     -2.27%
    2000......................................    1.30%       31,996     20.416546         653,248       2.40%      0.58%
    1999......................................    1.30%       37,211     19.330632         719,312       1.85%      3.46%
    1998......................................    1.30%       47,696     18.582289         886,301       1.68%     13.65%

American Century Variable Portfolios, Inc. -
 American Century VP Capital Appreciation
 Fund - Class I
    2002......................................    1.30%       87,136     16.519515       1,439,444       0.00%     -0.11%
    2001......................................    1.30%      113,737     22.198223       2,524,759       0.00%    -14.81%
    2000......................................    1.30%      142,303     28.237153       4,018,232       0.00%     16.64%
    1999......................................    1.30%      117,946     17.192298       2,027,763       0.00%     15.33%
    1998......................................    1.30%      113,931     15.470767       1,762,600       0.00%      0.23%

American Century Variable Portfolios, Inc. -
 American Century VP Income & Growth Fund -
 Class I
    2002......................................    1.30%       38,835      8.971541         348,410       1.01%     -0.11%
    2001......................................    1.30%       44,804     10.635234         476,501       0.84%     -4.43%
    2000......................................    1.30%       47,586     12.083124         574,988       0.56%     -4.20%
    1999......................................    1.30%       90,616     11.806665       1,069,873       0.02%      9.05%
    1998......................................    1.30%        2,231     10.090569          22,512       0.00%      0.91% 05/01/98

American Century Variable Portfolios, Inc. -
 American Century VP International Fund -
 Class I
    2002......................................    1.30%       76,888     14.226566       1,093,852       0.74%     -0.05%
    2001......................................    1.30%      113,925     17.011077       1,937,987       0.09%    -20.66%
    2000......................................    1.30%      139,070     24.386291       3,391,401       0.12%     -6.62%
    1999......................................    1.30%      129,891     17.201371       2,234,303       0.00%      6.66%
    1998......................................    1.30%      209,657     17.128016       3,591,008       0.49%     24.50%

American Century Variable Portfolios, Inc. -
 American Century VP Value Fund - Class I
    2002......................................    1.30%       99,329     15.848439       1,574,210       0.81%     -0.05%
    2001......................................    1.30%       87,193     15.877872       1,384,439       1.22%      6.52%
    2000......................................    1.30%       28,446     12.191012         346,786       1.15%     -4.62%
    1999......................................    1.30%       35,828     14.681670         526,015       0.92%     12.42%
    1998......................................    1.30%       31,901     13.282058         423,711       0.63%      5.22%

Credit Suisse Trust - Global Post-Venture
 Capital Portfolio
    2002......................................    1.30%        6,041      9.281753          56,071       0.00%     -0.15%
    2001......................................    1.30%        9,762     12.331142         120,377       0.00%    -20.12%
    2000......................................    1.30%       11,622     20.124199         233,883       0.00%      4.31%
    1999......................................    1.30%       18,635     13.390123         249,525       0.00%     12.01%
    1998......................................    1.30%       10,672     12.788874         136,483       0.00%     12.47%

Credit Suisse Trust - International Focus
 Portfolio
    2002......................................    1.30%       52,474      9.653251         506,545       0.00%     -0.02%
    2001......................................    1.30%       72,406     10.744265         777,949       0.00%    -16.48%
    2000......................................    1.30%       73,372     15.945187       1,169,930       0.00%     -9.33%
    1999......................................    1.30%      146,495     12.334941       1,807,007       0.00%      6.23%
    1998......................................    1.30%      126,372     12.564872       1,587,848       0.00%     12.52%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                   UNIT          CONTRACT      INCOME          TOTAL
                                                  RATE*       UNITS     FAIR VALUE    OWNERS' EQUITY   RATIO**        RETURN***
                                                  -----       -----     ----------    --------------   -------        ---------
Credit Suisse Trust - Small Cap Growth
 Portfolio
    2002......................................    1.30%       59,514     13.311792         792,238       0.00%     -0.22%
    2001......................................    1.30%       71,783     17.727257       1,272,516       0.00%    -14.11%
    2000......................................    1.30%      122,065     25.978527       3,171,069       0.00%      1.74%
    1999......................................    1.30%       99,269     16.225912       1,610,730       0.00%      6.06%
    1998......................................    1.30%      157,885     16.611322       2,622,679       0.00%      4.12%

Dreyfus GVIT Mid Cap Index Fund - Class I
    2002......................................    1.30%       59,955      9.718758         582,688       0.14%     -0.04%
    2001......................................    1.30%       19,053     10.427656         198,678       0.34%      0.01%
    2000......................................    1.30%          857      9.857951           8,448       0.32%     -1.42% 05/01/00

Dreyfus Investment Portfolios - European
 Equity Portfolio
    2002......................................    1.30%        1,162      6.010482           6,984       0.00%     -0.09%
    2001......................................    1.30%        3,896      7.333323          28,571       0.12%    -20.92%

Dreyfus Stock Index Fund
    2002......................................    1.30%      192,389     21.778831       4,190,008       0.61%     -0.14%
    2001......................................    1.30%      244,163     27.003672       6,593,298       0.51%     -7.44%
    2000......................................    1.30%      277,642     32.188665       8,936,925       0.46%     -1.19%
    1999......................................    1.30%      358,680     30.489368      10,935,927       0.57%     11.42%
    1998......................................    1.30%      264,882     25.244163       6,686,724       0.71%     16.75%

Dreyfus Variable Investment Fund -
 Appreciation Portfolio
    2002......................................    1.30%       79,644     11.480614         914,362       0.01%     -0.09%
    2001......................................    1.30%       75,662     13.165318         996,114       0.01%     -6.86%
    2000......................................    1.30%       70,600     14.720022       1,039,234       0.00%      2.13%
    1999......................................    1.30%       98,278     13.994585       1,375,360       0.01%      6.82%
    1998......................................    1.30%       45,130     12.226374         551,776       0.01%     19.96%

Dreyfus Variable Investment Fund - Growth and
  Income Portfolio
    2002......................................    1.30%       12,198     10.842635         132,258       0.25%     -0.16%
    2001......................................    1.30%       20,832     13.744213         286,319       0.22%     -0.81%
    2000......................................    1.30%       13,358     14.365377         191,893       0.28%     -1.53%
    1999......................................    1.30%        9,057     13.955563         126,396       0.45%     10.37%
    1998......................................    1.30%       16,382     12.121015         198,566       0.51%      5.80%

Federated Insurance Series - Federated Quality
 Bond Fund II - Primary Shares
    2002......................................    1.30%        1,958     10.098821          19,773       0.00%      0.01% 05/01/02

Fidelity(R) VIP - Equity-Income Portfolio:
 Initial Class
    2002......................................    1.30%      265,201     33.435275       8,867,068       1.60%     -0.07%
    2001......................................    1.30%      302,317     37.631978      11,376,787       1.66%     -1.54%
    2000......................................    1.30%      332,455     34.534901      11,481,301       1.72%     -3.30%
    1999......................................    1.30%      433,048     38.100394      16,499,299       1.41%     11.98%
    1998......................................    1.30%      508,090     33.912448      17,230,576       1.28%      9.82%

Fidelity(R) VIP - Growth Portfolio: Initial
  Class
    2002......................................    1.30%      264,553     31.020701       8,206,620       0.23%     -0.20%
    2001......................................    1.30%      313,470     42.705157      13,386,786       0.08%    -10.22%
    2000......................................    1.30%      340,648     56.530281      19,256,927       0.11%      4.43%
    1999......................................    1.30%      392,416     45.360460      17,800,170       0.16%     13.68%
    1998......................................    1.30%      379,901     34.299648      13,030,471       0.47%     18.36%

                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                   UNIT          CONTRACT      INCOME          TOTAL
                                                  RATE*       UNITS     FAIR VALUE    OWNERS' EQUITY   RATIO**        RETURN***
                                                  -----       -----     ----------    --------------   -------        ---------
Fidelity(R) VIP - High Income Portfolio:
 Initial Class
    2002......................................    1.30%       94,224     18.686746       1,760,740      10.31%     -0.05%
    2001......................................    1.30%       98,801     20.822981       2,057,331      12.28%     -7.79%
    2000......................................    1.30%      103,845     27.896133       2,896,874       6.88%     -5.46%
    1999......................................    1.30%      127,548     29.648402       3,781,594       8.97%      7.27%
    1998......................................    1.30%      165,180     30.474959       5,033,854       6.83%      4.13%

Fidelity(R) VIP - Overseas Portfolio:
 Initial Class
    2002......................................    1.30%      148,584     14.702494       2,184,555       0.73%     -0.03%
    2001......................................    1.30%      162,607     17.157071       2,789,860       5.04%    -12.03%
    2000......................................    1.30%      207,291     23.036637       4,775,288       1.39%     -5.68%
    1999......................................    1.30%      249,480     18.635018       4,649,064       1.45%      7.42%
    1998......................................    1.30%      266,825     17.958492       4,791,775       1.71%     15.21%

Fidelity(R) VIP II - Asset Manager Portfolio:
 Initial Class
    2002......................................    1.30%      170,527     24.301499       4,144,062       3.81%     -0.09%
    2001......................................    1.30%      204,315     27.015782       5,519,729       4.17%     -4.18%
    2000......................................    1.30%      203,672     29.336240       5,974,971       3.17%     -1.33%
    1999......................................    1.30%      221,072     28.355264       6,268,555       3.22%      4.58%
    1998......................................    1.30%      265,598     25.922913       6,885,074       2.97%      8.58%

Fidelity(R) VIP II - Contrafund Portfolio:
 Initial Class
    2002......................................    1.30%      207,944     20.120594       4,183,957       0.79%     -0.01%
    2001......................................    1.30%      232,338     21.085483       4,898,959       0.80%    -10.52%
    2000......................................    1.30%      269,074     25.064937       6,744,323       0.34%     -1.95%
    1999......................................    1.30%      310,369     23.038947       7,150,575       0.46%     10.54%
    1998......................................    1.30%      251,576     18.841802       4,740,145       0.61%     15.99%

Fidelity(R) VIP III - Growth Opportunities
 Portfolio: Initial Class
    2002......................................    1.30%       17,848      8.251573         147,274       0.99%     -0.14%
    2001......................................    1.30%       50,383     10.271304         517,499       0.37%     -9.35%
    2000......................................    1.30%       17,982     13.249937         238,260       1.18%     -4.27%
    1999......................................    1.30%       31,721     14.227045         451,296       0.91%      5.80%
    1998......................................    1.30%       63,251     12.092490         764,862       0.78%     10.61%

Gartmore GVIT Emerging Markets Fund - Class I
    2002......................................    1.30%       24,791      7.874705         195,222       0.02%     -0.03%

Gartmore GVIT Global Technology and
 Communications Fund - Class I
    2001......................................    1.30%       20,117      4.224462          84,984       0.00%    -29.58%

Gartmore GVIT Government Bond Fund - Class I
    2002......................................    1.30%      256,667     22.464624       5,765,928       2.27%      0.04%
    2001......................................    1.30%      187,491     20.861508       3,911,345       2.49%      1.77%
    2000......................................    1.30%      195,239     19.072199       3,723,637       2.82%      3.36%
    1999......................................    1.30%      267,958     18.605935       4,985,609       2.78%     -2.80%
    1998......................................    1.30%      246,603     18.399394       4,537,346       2.93%      3.33%

Gartmore GVIT Growth Fund - Class I
    2002......................................    1.30%       32,421     13.349275         432,797       0.00%     -0.18%
    2001......................................    1.30%       42,013     17.871929         750,853       0.00%    -21.83%
    2000......................................    1.30%       46,646     31.559777       1,472,137       0.16%      0.11%
    1999......................................    1.30%      102,409     34.062359       3,488,292       0.28%     11.21%
    1998......................................    1.30%       87,739     28.293541       2,482,447       0.46%     18.51%


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                                            INVESTMENT
                                                 EXPENSE                   UNIT          CONTRACT      INCOME          TOTAL
                                                  RATE*       UNITS     FAIR VALUE    OWNERS' EQUITY   RATIO**        RETURN***
                                                  -----       -----     ----------    --------------   -------        ---------
Gartmore GVIT Money Market Fund - Class I
    2002......................................    1.30%      787,198     14.913390      11,739,791       0.62%      0.00%
    2001......................................    1.30%      722,364     14.829972      10,712,638       2.26%      1.65%
    2000......................................    1.30%      914,797     14.240158      13,026,854       2.80%      2.15%
    1999......................................    1.30%      886,332     13.691097      12,134,857       2.26%      1.64%
    1998......................................    1.30%      919,798     13.218739      12,158,570       2.66%      1.96%

Gartmore GVIT Nationwide(R) Leaders Fund -
 Class I
    2002......................................    1.30%        1,575      9.695229          15,270       0.00%     -0.03% 05/01/02

Gartmore GVIT Small Cap Growth Fund - Class I
    2002......................................    1.30%        6,963      5.667815          39,465       0.00%     -0.20%
    2001......................................    1.30%       29,330      7.593588         222,720       0.00%     -5.66%
    2000......................................    1.30%           30     10.165270             305       0.00%      1.65% 05/01/00

Gartmore GVIT Small Cap Value Fund - Class I
    2002......................................    1.30%      132,467     13.027866       1,725,762       0.00%     -0.13%
    2001......................................    1.30%      282,090     15.381160       4,338,871       0.00%     30.19%
    2000......................................    1.30%      255,813     11.870653       3,036,667       0.00%     10.29%
    1999......................................    1.30%       33,987     10.480137         356,188       0.00%     22.87%
    1998......................................    1.30%        3,282      9.218651          30,256       0.00%     -7.81% 05/01/98

Gartmore GVIT Small Company Fund - Class I
    2002......................................    1.30%       42,731     21.368456         913,095       0.00%     -0.05%
    2001......................................    1.30%       77,149     23.930338       1,846,202       0.10%     -1.99%
    2000......................................    1.30%       90,057     24.285896       2,187,115       0.03%      6.93%
    1999......................................    1.30%       52,294     17.083318         893,355       0.00%      6.93%
    1998......................................    1.30%       61,644     16.894949       1,041,472       0.00%      5.44%

Gartmore GVIT Total Return Fund - Class I
    2002......................................    1.30%       80,866     28.449510       2,300,598       0.31%     -0.07%
    2001......................................    1.30%       98,370     32.016607       3,149,474       0.37%     -8.49%
    2000......................................    1.30%      110,742     37.184928       4,117,933       0.26%      2.70%
    1999......................................    1.30%      124,060     37.743760       4,682,491       0.39%     10.04%
    1998......................................    1.30%      141,040     33.559400       4,733,218       0.56%     14.03%

Janus Aspen Series - Capital Appreciation
 Portfolio - Service Shares
    2002......................................    1.30%       11,767      5.604845          65,952       0.19%     -0.08%
    2001......................................    1.30%       20,999      6.751870         141,783       0.66%    -14.16%
    2000......................................    1.30%       13,594      9.301931         126,450       0.12%     -6.98% 05/01/00

Janus Aspen Series - Global Technology
 Portfolio - Service Shares
    2002......................................    1.30%       23,220      2.906145          67,481       0.00%     -0.30%
    2001......................................    1.30%       69,962      4.944600         345,934       0.52%    -26.43%
    2000......................................    1.30%       13,066     10.081425         131,724       0.00%      0.81% 05/01/00

Janus Aspen Series - International Growth
 Portfolio - Service Shares
    2002......................................    1.30%       89,869      5.200156         467,333       0.29%     -0.13%
    2001......................................    1.30%       75,824      6.616144         501,663       0.51%    -16.08%
    2000......................................    1.30%       18,723      9.724184         182,066       0.00%     -2.76% 05/01/00

MAS GVIT Multi Sector Bond Fund - Class I
    2002......................................    1.30%        2,227     10.849040          24,161       3.26%      0.01%
    2001......................................    1.30%        2,913     10.414583          30,338       3.93%      0.11%
    2000......................................    1.30%        4,246     10.156626          43,125       4.25%      1.57%

                                                 CONTRACT                                            INVESTMENT
                                                 EXPENSE                   UNIT          CONTRACT      INCOME          TOTAL
                                                  RATE*       UNITS     FAIR VALUE    OWNERS' EQUITY   RATIO**        RETURN***
                                                  -----       -----     ----------    --------------   -------        ---------
Neuberger Berman Advisers Management Trust -
 Growth Portfolio
    2002......................................    1.30%       74,470     18.062896       1,345,144       0.00%     -0.20%
    2001......................................    1.30%      117,196     26.588515       3,116,068       0.00%    -19.28%
    2000......................................    1.30%      138,090     42.877597       5,920,967       0.00%     13.52%
    1999......................................    1.30%      156,644     26.043027       4,079,484       0.00%      2.36%
    1998......................................    1.30%      119,113     25.639045       3,053,944       0.00%     14.91%

Neuberger Berman Advisers Management Trust -
 Guardian Portfolio
    2002......................................    1.30%        7,023      9.019483          63,344       0.68%     -0.12%
    2001......................................    1.30%        4,912     10.611623          52,124       0.42%      0.93%
    2000......................................    1.30%        2,851     10.854257          30,945       0.55%      3.07%
    1999......................................    1.30%       11,315     10.814767         122,369       0.32%     16.50%
    1998......................................    1.30%          670      9.701808           6,500       0.00%     -2.98% 05/01/98

Neuberger Berman Advisers Management Trust -
 Limited Maturity Bond Portfolio
    2002......................................    1.30%       93,926     17.586016       1,651,784       4.89%      0.01%
    2001......................................    1.30%       59,034     16.794687         991,458       6.18%      3.99%
    2000......................................    1.30%       58,879     15.516072         913,571       6.79%      1.27%
    1999......................................    1.30%       70,857     15.247492       1,080,392       5.69%     -0.32%
    1998......................................    1.30%      132,725     15.117957       2,006,531       6.35%      1.84%

Neuberger Berman Advisers Management Trust -
 Partners Portfolio
    2002......................................    1.30%       48,555     20.822766       1,011,049       0.48%     -0.10%
    2001......................................    1.30%       57,864     23.923000       1,384,280       0.37%     -1.28%
    2000......................................    1.30%       67,575     24.088791       1,627,800       0.76%     -1.18%
    1999......................................    1.30%       76,840     25.887457       1,989,192       1.17%     12.55%
    1998......................................    1.30%      222,498     23.543943       5,238,480       0.37%      5.29%

Oppenheimer Aggressive Growth Fund/VA -
 Initial Class
    2002......................................    1.30%       11,903      4.327222          51,507       0.60%     -0.18%
    2001......................................    1.30%       15,481      5.626229          87,100       0.78%    -27.47%
    2000......................................    1.30%        3,519     10.661721          37,519       0.00%      6.62% 05/01/00

Oppenheimer Bond Fund/VA - Initial Class
    2002......................................    1.30%       66,724     20.804198       1,388,139       7.33%      0.02%
    2001......................................    1.30%       68,571     20.128041       1,380,200       7.21%      4.70%
    2000......................................    1.30%       61,865     18.591992       1,150,194       7.84%      1.29%
    1999......................................    1.30%       70,103     18.443963       1,292,977       4.64%     -2.32%
    1998......................................    1.30%       84,554     18.497246       1,564,016       1.72%      3.27%

Oppenheimer Capital Appreciation Fund/VA -
 Initial Class
    2002......................................    1.30%       77,274     12.178328         941,068       0.57%     -0.20%
    2001......................................    1.30%       96,056     16.611937       1,595,676       0.60%     -5.50%
    2000......................................    1.30%       88,420     19.403178       1,715,629       0.12%      8.71%
    1999......................................    1.30%       47,258     14.688618         694,155       0.27%     15.08%
    1998......................................    1.30%        6,326     12.126241          76,711       0.66%     16.28%

Oppenheimer Global Securities Fund/VA -
 Initial Class
    2002......................................    1.30%       86,993     23.472293       2,041,925       0.50%     -0.08%
    2001......................................    1.30%      102,954     26.683323       2,747,155       0.70%     -8.97%
    2000......................................    1.30%      107,956     31.078774       3,355,140       0.25%      9.99%
    1999......................................    1.30%       85,908     20.422626       1,754,467       1.15%     13.07%
    1998......................................    1.30%      106,883     17.876035       1,910,644       2.03%     11.47%

Oppenheimer Main Street Growth & Income
 Fund/VA - Initial Class
    2002......................................    1.30%       12,531      7.353489          92,147       0.64%     -0.08%
    2001......................................    1.30%        5,834      8.388404          48,938       0.45%     -6.56%
    2000......................................    1.30%           62      9.923502             615       0.00%     -0.76% 05/01/00

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-2
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                   UNIT          CONTRACT      INCOME          TOTAL
                                                  RATE*       UNITS     FAIR VALUE    OWNERS' EQUITY   RATIO**        RETURN***
                                                  -----       -----     ----------    --------------   -------        ---------
Oppenheimer Multiple Strategies Fund/VA -
 Initial Class
    2002......................................    1.30%       73,081     24.626760       1,799,748       3.38%     -0.08%
    2001......................................    1.30%       94,582     27.644148       2,614,639       3.76%      4.66%
    2000......................................    1.30%      112,906     26.649552       3,008,894       4.44%      6.01%
    1999......................................    1.30%      102,500     24.551015       2,516,479       3.39%      7.77%
    1998......................................    1.30%      121,306     23.024448       2,793,004       0.88%      6.40%

Strong GVIT Mid Cap Growth Fund - Class I
    2002......................................    1.30%        5,413      4.212682          22,803       0.00%     -0.24%
    2001......................................    1.30%       26,284      6.923187         181,969       0.00%    -14.33%
    2000......................................    1.30%        7,955     10.096335          80,316       0.00%      0.96% 05/01/00

Strong Opportunity Fund II, Inc.
    2002......................................    1.30%       89,296     32.841320       2,932,599       0.00%     -0.16%
    2001......................................    1.30%       98,895     40.744102       4,029,388       0.22%     -0.60%
    2000......................................    1.30%      111,976     40.283344       4,510,768       0.00%      3.41%
    1999......................................    1.30%      109,977     34.791123       3,826,223       0.00%     18.93%
    1998......................................    1.30%      125,186     29.412835       3,682,075       0.03%     12.69%

Strong Variable Insurance Funds, Inc. -
 Strong Discovery Fund II
    2002......................................    1.30%       28,687     19.560107         561,121       0.00%     -0.05%
    2001......................................    1.30%       41,683     21.887975         912,356       0.68%      9.02%
    2000......................................    1.30%       33,969     21.635577         734,939       0.00%     11.06%
    1999......................................    1.30%       41,321     17.645494         729,129       0.00%     -6.05%
    1998......................................    1.30%       61,796     18.978727       1,172,809       0.00%      6.99%

Strong Variable Insurance Funds, Inc. -
 Strong International Stock Fund II
    2002......................................    1.30%       30,300      7.083696         214,636       3.62%     -0.07%
    2001......................................    1.30%       29,998      8.428633         252,842       0.00%    -14.53%
    2000......................................    1.30%       83,030     14.457718       1,200,424       0.00%    -12.48%
    1999......................................    1.30%       31,725      9.883060         313,540       0.39%     10.55%
    1998......................................    1.30%       33,140     10.094659         334,537       1.10%      6.14%

The Dreyfus Socially Responsible Growth
 Fund, Inc.
    2002......................................    1.30%       23,465     19.578839         459,417       0.01%     -0.18%
    2001......................................    1.30%       33,256     26.549559         882,932       0.01%    -14.67%
    2000......................................    1.30%       31,163     36.098124       1,124,926       0.02%      1.89%
    1999......................................    1.30%       27,001     30.917208         834,796       0.00%     12.05%
    1998......................................    1.30%       25,810     25.412480         655,896       0.00%     17.62%

Turner GVIT Growth Focus Fund - Class I
    2002......................................    1.30%        2,518      2.451686           6,173       0.00%     -0.36%
    2001......................................    1.30%        5,597      4.578197          25,624       0.00%    -27.61%

Van Eck Worldwide Insurance Trust -
 Worldwide Bond Fund
    2002......................................    1.30%       41,049     15.077703         618,925       0.00%      0.09%
    2001......................................    1.30%       29,871     13.590319         405,956       4.49%     -7.91%
    2000......................................    1.30%       32,914     14.552700         478,988       4.81%     -0.84%
    1999......................................    1.30%       41,814     14.896779         622,894       4.14%     -7.64%
    1998......................................    1.30%       49,868     14.887223         742,396       0.87%      2.72%

Van Eck Worldwide Insurance Trust -
 Worldwide Emerging Markets Fund
    2002......................................    1.30%       75,103      6.672120         501,096       0.15%      0.06%
    2001......................................    1.30%       51,579      6.397651         329,984       0.00%     -1.37%
    2000......................................    1.30%       52,529      9.836053         516,678       0.00%    -12.98%
    1999......................................    1.30%       77,991      8.289473         646,504       0.00%     44.99%
    1998......................................    1.30%       25,392      6.748931         171,369       0.78%    -23.25%

                                                 CONTRACT                                             INVESTMENT
                                                 EXPENSE                   UNIT          CONTRACT      INCOME          TOTAL
                                                  RATE*       UNITS     FAIR VALUE    OWNERS' EQUITY   RATIO**        RETURN***
                                                  -----       -----     ----------    --------------   -------        ---------
Van Eck Worldwide Insurance Trust -
 Worldwide Hard Assets Fund
    2002......................................    1.30%       49,745     13.832106         688,078       0.63%      0.09%
    2001......................................    1.30%       53,370     13.823463         737,758       1.07%     -4.03%
    2000......................................    1.30%       63,127     13.524434         853,757       1.10%      3.26%
    1999......................................    1.30%       80,704     12.883474       1,039,748       1.50%     17.48%
    1998......................................    1.30%      147,178     13.858121       2,039,611       0.59%    -13.89%

Van Kampen - The Universal Institutional
 Funds, Inc. - Emerging Markets Debt Portfolio
    2002......................................    1.30%       21,829     10.531555         229,893       0.00%      0.00%
    2001......................................    1.30%        3,246     10.138402          32,909       0.00%      4.10%
    2000......................................    1.30%       10,926      9.373441         102,414       0.00%      5.83%
    1999......................................    1.30%        6,578      7.783728          51,201       0.00%     12.23%
    1998......................................    1.30%        4,459      9.374790          41,802       0.00%     -4.44%

Van Kampen - The Universal Institutional
 Funds, Inc. - U.S. Real Estate Portfolio
    2002......................................    1.30%       74,936     22.405151       1,678,952       0.00%      0.10%
    2001......................................    1.30%       57,251     20.224083       1,157,849       0.00%      7.38%
    2000......................................    1.30%       57,612     16.915844         974,556       4.52%     13.54%
    1999......................................    1.30%       52,871     16.839423         890,317       6.49%      7.80%
    1998......................................    1.30%       85,990     16.922894       1,455,200       0.15%     -5.49%
                                                                                        ----------


Contract Owners' Equity Total By Year

    2002 ........................................................................    $  834,667,793
                                                                                     ==============

    2001 ........................................................................    $  992,071,963
                                                                                     ==============

    2000 ........................................................................    $1,170,595,750
                                                                                     ==============

    1999 ........................................................................    $1,020,153,905
                                                                                     ==============

    1998 ........................................................................    $  815,700,917
                                                                                     ==============


* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average monthly net assets. The six-month ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

NATIONWIDE LIFE INSURANCE COMPANY
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